As filed with the Securities and Exchange Commission on August 13, 2012

Registration No. 333-39157

811-07798

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 22	☑

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 97	☑

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Charles F. Furtado, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Thomas F. English, Esq. Senior Vice President and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☑	on August 13, 2012 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485.
☐	on pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT DATED AUGUST 13, 2012

TO THE PROSPECTUS, AS AMENDED, DATED MAY 1, 2012 FOR

NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE

INVESTING IN

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I

This supplement amends the May 1, 2012 prospectus, as amended (the “Prospectus”), for the above-referenced New York Life variable universal life insurance policy (the “policy”). You should read this information carefully before you invest and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for the policy. All capitalized terms have the same meaning as those included in the Prospectus.

The purpose of this supplement is to add the Delaware VIP Emerging Markets Series, Delaware VIP Small Cap Value Series, Invesco Van Kampen V.I. American Value Fund, MFS® International Value Portfolio, MFS® New Discovery Series, and Van Eck VIP Multi-Manager Alternatives Fund as Investment Divisions that are available under the policy as of August 13, 2012.

Keeping these purposes in mind, please note the following:

I.	Addition of Delaware VIP Emerging Markets Series and Delaware VIP Small Cap Value Series

Add the following entries to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “BlackRock® Global Allocation V.I. Fund – Class III Shares”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense(#)
Delaware VIP Emerging Markets Series – Standard Class	1.24%	0.00%	0.15%	1.39%
Delaware VIP Small Cap Value Series – Standard Class	0.73%	0.00%	0.08%	0.81%

Add the following entries to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “BlackRock® Global Allocation V.I. Fund – Class III Shares”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Delaware VIP® Trust Delaware VIP Emerging Markets Series – Standard Class Delaware VIP Small Cap Value Series – Standard Class	Delaware Management Company	— Seeks long-term capital appreciation. — Seeks capital appreci- ation.

II:	Addition of Invesco Van Kampen V.I. American Value Fund

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “Invesco V.I. International Growth Fund – Series I Shares”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense(#)
Invesco Van Kampen V.I. American Value Fund – Series I Shares	0.72%	0.00%	0.25%	0.97%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “Invesco V.I. International Growth Fund – Series I Shares”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Invesco Van Kampen V.I. American Value Fund – Series I Shares		— The fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

III:	Addition of MFS® International Value Portfolio and MFS® New Discovery Series

Add the following entries to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “Janus Aspen Worldwide Portfolio – Institutional Shares”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense(#)
MFS® International Value Portfolio – Initial Class	0.90%	0.00%	0.11%	1.01%
MFS® New Discovery Series – Initial Class	0.90%	0.00%	0.08%	0.98%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “MFS® Variable Insurance Trust” and before the entry for “MFS® Research Series—Initial Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MFS® New Discovery Series – Initial Class		— Seeks capital appreci- ation.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “MFS® Research Series—Initial Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MFS® Variable Insurance Trust II MFS® International Value Portfolio – Initial Class	MFS	— Seeks capital apprec- iation.

IV:	Addition of Van Eck VIP Multi-Manager Alternatives Fund

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “UIF U.S. Real Estate Portfolio – Class I”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses		Total Fund Annual Expense(#)
Van Eck VIP Multi-Manager Alternatives Fund	2.50%	0.00%	3.01	%(r)	5.51	%(s)

(r) Includes acquired expenses of 0.59%.

(s) For the period May 1, 2012 until May 1, 2013, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 2.15% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “UIF U.S. Real Estate Portfolio – Class I”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Van Eck VIP Trust Van Eck VIP Multi-Manager Alternatives Fund

Van Eck Associates Corporation

Subadvisers: Centaur Performance Group, LLC, Dix Hills Partners, LLC, Lazard Asset Management, LLC, Martingate Asset Management, L.P., PanAgora Asset Management, Inc., Primary Funds, LLC, and Viathon Capital, L.P.

— Seeks absolute (positive) returns in various market cycles.

V:	Number of Investment Divisions

All references in the Prospectus to 40 Investment Divisions should be changed to refer to 46 Investment Divisions.

VI:	Illustrations

Appendix A to the Prospectus on Series 2 Illustrations should be deleted in its entirety and replaced with the following:

APPENDIX A

SERIES 2 ILLUSTRATIONS

The following tables demonstrate the way your policy works. The tables are based on the gender, age, underwriting class, for each of the Insureds, initial Life Insurance Benefit, and premium as follows:

The tables are for a policy issued to a male with Preferred underwriting class and issue age 55, and a female with Preferred underwriting class and issue age 50 with a planned annual premium of $15,000, a Surrender Charge Premium of $12,662.14, an initial face amount of $1,000,000, and no riders. It assumes that the Cash Value Accumulation Test was used and that 100% of the net premium is allocated to the Separate Account for Series 2.

The tables show how the Life Insurance Benefit, Cash Value and Cash Surrender Value would vary over an extended period of time assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6%, or 10%. The tables will assist in the comparison of the Life Insurance Benefit, Cash Value and Cash Surrender Value of the policy with other variable life insurance plans.

The Life Insurance Benefit, Cash Value and Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 10%, but varied above or below those averages for the period. They would also be different depending on the allocation of the assets among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 10%, but varied above or below that average for Individual Investment Divisions. They would also differ if any policy loans or partial surrenders were made or if premium payments were not paid on the policy anniversary during the period of time illustrated. Depending on the timing and degree of fluctuation, the actual values could be substantially more or less than those shown. A lower value may, under certain circumstances, result in the lapse of the policy unless the policyowner pays more than the stated premium.

Table 1 reflects all deductions and charges under the policy and assumes that the cost of insurance charges are based on the current cost of insurance rates. These deductions and charges, include all charges from planned premium payments and the Cash Value at their current levels.

For Series 2, Table 1 reflects a monthly Mortality and Expense Risk charge (for Series 2 only) equal to an annual rate of 0.60% (on a current basis) of the Separate Account Value, and a monthly asset based administrative charge equal to an annual rate of 0.10% of the Separate Account Value.

Table 2 reflects all deductions and charges under the policy and assumes that the cost of insurance charges are based on the guaranteed cost of insurance rates. These deductions and charges include all charges from planned premium payments and the Cash Value at their guaranteed levels.

For Series 2, Table 2 reflects a monthly Mortality and Expense Risk charge (for Series 2 only) equal to an annual rate of 0.90% (on a guaranteed basis) of the Separate Account Value and a monthly asset based administrative charge equal to an annual rate of 0.10% of the Separate Account Value.

All tables reflect total assumed investment advisory fees together with other expenses incurred by the funds of 0.88% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees and the other expenses after expense reimbursement for each Investment Division. Please refer to the Fee Table in this prospectus for details of the underlying Fund fees.

For Series 2 taking into account the arithmetic average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6%, and 10% would correspond to illustrated net investment returns of -0.88%, 5.07% and 9.03%, respectively.

The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish, upon request, a comparable illustration using the age, gender, and underwriting classification of the insureds for any initial Life Insurance Benefit and premium request. In addition to an illustration assuming policy charges at their maximum, we will furnish an illustration assuming current policy charges and current cost of insurance rates.

SERIES 2

FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY

TABLE 1

MALE ISSUE AGE: 55, PREFERRED

FEMALE ISSUE AGE: 50, PREFERRED

PLANNED ANNUAL PREMIUM: $15,000

SURRENDER CHARGE PREMIUM: $12,662

INITIAL FACE AMOUNT: $1,000,000

LIFE INSURANCE BENEFIT OPTION: 1

ASSUMING CURRENT CHARGES

	End of Year Death Benefit (1) Assuming Hypothetical Returns			End of Year Cash Values (1) Assuming Hypothetical Returns			End of Year Cash Surrender Values Assuming Hypothetical Returns
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	1,000,000	1,000,000	1,000,000	11,973	12,726	13,227	9,440	10,193	10,695
2	1,000,000	1,000,000	1,000,000	24,279	26,542	28,098	21,747	24,010	25,565
3	1,000,000	1,000,000	1,000,000	36,355	40,919	44,159	33,823	38,387	41,627
4	1,000,000	1,000,000	1,000,000	48,719	56,414	62,053	46,187	53,881	59,521
5	1,000,000	1,000,000	1,000,000	60,891	72,583	81,430	58,358	70,050	78,898
6	1,000,000	1,000,000	1,000,000	72,872	89,456	102,412	70,340	86,923	99,880
7	1,000,000	1,000,000	1,000,000	84,654	107,049	125,118	82,375	104,769	122,839
8	1,000,000	1,000,000	1,000,000	96,209	125,365	149,664	94,184	123,339	147,638
9	1,000,000	1,000,000	1,000,000	107,544	144,438	176,204	105,772	142,666	174,431
10	1,000,000	1,000,000	1,000,000	118,666	164,307	204,910	117,147	162,788	203,391
15	1,000,000	1,000,000	1,000,000	173,252	279,506	390,933	172,999	279,253	390,680
20	1,000,000	1,000,000	1,151,156	220,073	418,860	665,408	220,073	418,860	665,408
25	1,000,000	1,000,000	1,600,931	255,591	586,755	1,067,288	255,591	586,755	1,067,288
30	1,000,000	1,056,403	2,206,440	268,691	788,360	1,646,597	268,691	788,360	1,646,597
35	1,000,000	1,251,659	3,013,761	236,736	1,025,950	2,470,296	236,736	1,025,950	2,470,296
40	1,000,000	1,490,894	4,161,934	99,813	1,296,429	3,619,073	99,813	1,296,429	3,619,073
45	—	1,754,155	5,704,517	—	1,609,316	5,233,502	—	1,609,316	5,233,502
50	—	2,041,687	7,767,859	—	2,001,654	7,615,548	—	2,001,654	7,615,548

(1)	Assumes no policy loan or partial withdrawal has been made.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The death benefit, Cash Value, and Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

SERIES 2

FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY

TABLE 2

MALE ISSUE AGE: 55, PREFERRED

FEMALE ISSUE AGE: 50, PREFERRED

PLANNED ANNUAL PREMIUM: $15,000

SURRENDER CHARGE PREMIUM: $12,662

INITIAL FACE AMOUNT: $1,000,000

LIFE INSURANCE BENEFIT OPTION: 1

ASSUMING GUARANTEED CHARGES

	End of Year Death Benefit (1) Assuming Hypothetical Returns			End of Year Cash Values (1) Assuming Hypothetical Returns			End of Year Cash Surrender Values (1) Assuming Hypothetical Returns
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	1,000,000	1,000,000	1,000,000	11,730	12,468	12,961	9,197	9,936	10,428
2	1,000,000	1,000,000	1,000,000	23,761	25,977	27,500	21,229	23,444	24,967
3	1,000,000	1,000,000	1,000,000	35,479	39,937	43,101	32,947	37,404	40,569
4	1,000,000	1,000,000	1,000,000	47,345	54,838	60,330	44,812	52,305	57,797
5	1,000,000	1,000,000	1,000,000	58,857	70,206	78,794	56,325	67,674	76,261
6	1,000,000	1,000,000	1,000,000	69,998	86,035	98,567	67,466	83,502	96,035
7	1,000,000	1,000,000	1,000,000	80,745	102,315	119,729	78,465	100,036	117,450
8	1,000,000	1,000,000	1,000,000	91,071	119,036	142,363	89,045	117,010	140,337
9	1,000,000	1,000,000	1,000,000	100,948	136,183	166,558	99,175	134,410	164,786
10	1,000,000	1,000,000	1,000,000	110,340	153,734	192,410	108,821	152,215	190,890
15	1,000,000	1,000,000	1,000,000	149,486	247,968	352,067	149,232	247,714	351,814
20	1,000,000	1,000,000	1,000,000	163,206	343,412	572,330	163,206	343,412	572,330
25	1,000,000	1,000,000	1,307,010	126,381	424,362	871,340	126,381	424,362	871,340
30	—	1,000,000	1,672,828	—	454,565	1,248,379	—	454,565	1,248,379
35	—	1,000,000	2,083,803	—	339,847	1,708,035	—	339,847	1,708,035
40	—	—	2,590,880	—	—	2,252,939	—	—	2,252,939
45	—	—	3,183,032	—	—	2,920,213	—	—	2,920,213
50	—	—	3,908,477	—	—	3,831,840	—	—	3,831,840

(1)	Assumes no policy loan or partial withdrawal has been made.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The death benefit, Cash Value, and Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Statement of Additional Information

dated

August 13, 2012

for

NYLIAC Survivorship Variable Universal Life

from

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (“NYLIAC”)

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI contains information that expands upon subjects discussed in the current NYLIAC Survivorship Variable Universal Life ("SVUL") prospectus. You should read the SAI in conjunction with the current prospectus dated May 1, 2012 and any supplements thereto. This SAI is incorporated by reference into the prospectus. You may obtain a paper copy of the prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at 1-800-598-2019 or by writing to NYLIAC at the Variable Products Service Center (“VPSC”) at one of the addresses listed on the first page of the prospectus. The prospectus is also posted on our corporate website, www.newyorklife.com. Terms used but not defined in the SAI have the same meaning as in the current prospectus.

SVUL is offered under NYLIAC Variable Universal Life Separate Account-I.

GENERAL INFORMATION AND HISTORY

The SVUL prospectus and SAI describe two flexible premium survivorship variable universal life insurance policies that NYLIAC issues. Series 1 is a policy NYLIAC offered for sale prior to May 10, 2002 and Series 2 is a SVUL 2000 policy NYLIAC offered for sale since May 10, 2002, where approved. Both Series 1 and Series 2 policies are no longer being offered. However we will still accept additional premiums under existing policies.

About NYLIAC

NYLIAC is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident, and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in the prospectus, NYLIAC offers other life insurance policies and annuities. NYLIAC’s financial statements are also included in this SAI. NYLIAC’s principal business address is 51 Madison Avenue, New York, New York 10010.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), a mutual life insurance company founded in New York in 1845. NYLIAC had total assets amounting to $117.9 billion at the end of 2011. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

About NYLIAC Variable Universal Life Separate Account—I

NYLIAC Variable Universal Life Separate Account—I (the “Separate Account”) is a segregated asset account that NYLIAC established to receive and invest your net premiums. NYLIAC established the Separate Account on June 4, 1993 under the laws of the State of Delaware, in accordance with resolutions set forth by the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Tax Status of NYLIAC and the Separate Account

NYLIAC is taxed as a life insurance company under IRC Subchapter L. The Separate Account is not a taxable entity separate from NYLIAC, and we take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values and are applied automatically to increase the book reserves associated with the policies. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

The prospectus provides information about the policy and its riders. The following is additional information about these terms.

Investment Divisions

As discussed in the prospectus, the following are the available Eligible Portfolios of each Fund:

MainStay VP Funds Trust:

•	MainStay VP Balanced—Initial Class

•	MainStay VP Bond—Initial Class

2

•	MainStay VP Cash Management

•	MainStay VP Common Stock—Initial Class

•	MainStay VP Conservative Allocation—Initial Class

•	MainStay VP Convertible—Initial Class

•	MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class

•	MainStay VP Eagle Small Cap Growth—Initial Class

•	MainStay VP Flexible Bond Opportunities—Initial Class

•	MainStay VP Floating Rate—Initial Class

•	MainStay VP Government—Initial Class

•	MainStay VP Growth Allocation—Initial Class

•	MainStay VP Growth Equity—Initial Class

•	MainStay VP High Yield Corporate Bond—Initial Class

•	MainStay VP ICAP Select Equity—Initial Class

•	MainStay VP Income Builder—Initial Class

•	MainStay VP International Equity—Initial Class

•	MainStay VP Janus Balanced—Initial Class

•	MainStay VP Large Cap Growth—Initial Class

•	MainStay VP MFS® Utilities—Initial Class

•	MainStay VP Mid Cap Core—Initial Class

•	MainStay VP Moderate Allocation—Initial Class

•	MainStay VP Moderate Growth Allocation—Initial Class

•	MainStay VP PIMCO Real Return—Initial Class

•	MainStay VP S&P 500 Index—Initial Class

•	MainStay VP T. Rowe Price Equity Income—Initial Class

•	MainStay VP U.S. Small Cap—Initial Class

•	MainStay VP Van Eck Global Hard Assets—Initial Class

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. International Growth Fund—Series I Shares

•	Invesco Van Kampen V.I. American Value Fund—Series I Shares

AllianceBernstein® Variable Products Series Fund, Inc.:

•	Alliance Bernstein® VPS Small/Mid Cap Value Portfolio—Class A Shares

BlackRock® Variable Series Funds, Inc.:

•	BlackRock® Global Allocation V.I. Fund—Class III Shares

Delaware VIP® Trust

•	Delaware VIP Emerging Markets Series—Standard Class

•	Delaware VIP Small Cap Value Series—Standard Class

Dreyfus Investment Portfolios:

•	Dreyfus IP Technology Growth—Initial Class

DWS Variable Series II:

•	DWS Dreman Small Mid Cap Value VIP—Class A Shares

Fidelity® Variable Insurance Products Fund:

3

•	Fidelity® VIP Contrafund®—Initial Class

•	Fidelity® VIP Equity Income—Initial Class

Janus Aspen Series:

•	Janus Aspen Worldwide Portfolio—Institutional Shares

MFS® Variable Insurance Trust:

•	MFS® New Discovery Series—Initial Class

•	MFS® Research Series—Initial Class

MFS® Variable Insurance Trust II:

•	MFS® International Value Portfolio—Initial Class

Neuberger Berman Advisers Management Trust:

•	Neuberger Berman AMT Mid-Cap Growth—Class I

Royce Capital Fund:

•	Royce Micro-Cap Portfolio—Investment Class

The Universal Institutional Funds, Inc.:

•	UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Trust

•	Van Eck VIP Multi-Manager Alternatives Fund

The Funds and Eligible Portfolios offered though this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Funds Trust and that was a factor in its selection. Another factor that NYLAIC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment advisor, or its distributor.

The Funds’ shares may be available to certain separate accounts we use to fund our variable annuity policies. This is called “mixed funding.” The Funds’ shares may be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called “shared funding.” Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, the Funds’ investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The investment experience of an Investment Division of the Separate Account reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. We determine this investment experience each Valuation Day, which is when the net asset value of the underlying Fund is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one Valuation Day to the end of the next Valuation Day.

Additions, Deletions, or Substitutions of Investments

We may add, delete, or substitute the Eligible Portfolio shares held by any Investment Division, within certain limits. We may eliminate the shares of any of the Eligible Portfolios and substitute shares of another Portfolio of a Fund or of another registered open-end management investment company or other investment vehicles. We may do this if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals.

4

We may establish new Investment Divisions and/or eliminate one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners.

If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the 1940 Act, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gains distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date the dividends or distributions are paid.

Changing the Face Amount of Your Policy

You can request an increase in the face amount of your policy if all of the following conditions are met:

•	both insureds are still living;

•	the older Insured is age 90 or younger;

•	the increase you are requesting is at least $5,000 or more;

•	the requested increase will not cause the policy’s face amount to exceed our maximum limit on the risk we retain, which we set at our discretion; and

•

you submit a written application signed by the insureds and the policyowner(s) to either your registered representative or to VPSC at one of the service addresses listed on the first page of the prospectus (or any other address we indicate to you in writing) along with satisfactory evidence of insurability.

We can limit any increase in the face amount of your policy.

You can request a decrease in the Face Amount of your policy if all of the following conditions are met:

•	either insured is still living;

•	the decrease you are requesting will not reduce the policy’s Face Amount below the minimum Face Amount of $100,000; and

•

you submit a written application signed by the insureds and the policyowner to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing).

We may limit any decrease in the face amount of your policy.

Additional Information About the Amount in the Separate Account: Valuation of Accumulation Units

The value of an accumulation unit on any Valuation Day equals the value of an accumulation unit on the preceding Valuation Day multiplied by the net investment factor. We calculate a net investment factor for the period from the close of the New York Stock Exchange on the immediately preceding Valuation Day to its close on the current Valuation Day using the following formula:

Series 11

(a/b) – c

Where: a = the sum of:

(1)	the net asset value of the Fund share held in the Separate Account for that Investment Division at the end of the current Valuation Day, plus

5

(2)	the per share amount of any dividends or capital gains distributions made by the Fund for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs during such period.

b =	the net asset value of the Fund share held in the Separate Account for that Investment Division at the end of the preceding Valuation Day.

c =	a factor representing the Mortality and Expense Risk and administrative charges. This factor is deducted on a daily basis and is currently equal to an annual rate of 0.70% (the sum of 0.60% and 0.10%) of the value of each Investment Division’s assets.

Series 2

(a/b)

Where: a = the sum of:

(1)	the net asset value of the Fund share held in the Separate Account for that Investment Division at the end of the current Valuation Day, plus

(2)	the per share amount of any dividends or capital gains distributions made by the Fund for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs during such period.

b =	the net asset value of the Fund share held in the Separate Account for that Investment Division at the end of the preceding Valuation Day.

The net investment factor may be greater or less than one. Therefore, the value of an accumulation unit may increase or decrease.

Additional Benefits Through Riders and Options

The following riders and options are (or have been) available with this policy, and a description of each is provided in the current prospectus:

Guaranteed Minimum Death Benefit Rider

First-to-Die Monthly Deduction Waiver Rider

Level First-to-Die Term Rider

Life Extension Benefit Rider (Series 2 only)

Living Benefits Rider

Riders and options are subject to regulatory approval in each jurisdiction and may not be available in all jurisdictions. In addition, the rider name and the requirements for any rider may vary by jurisdiction. You should contact your registered representative to determine whether a rider or option you are considering is available in your jurisdiction. Additional information for specific riders and options appears below.

There may be an additional charge for a rider.

Guaranteed Minimum Death Benefit Rider (GMDB)

Under this rider, if your total monthly deduction charges are greater than your policy’s Cash Surrender Value, we will deduct as much of the monthly deduction charges from the Cash Value as possible. Then, we will waive any excess amount of these charges, including the charge for this and any other rider. Generally, this rider is available with a benefit period of up to the younger insured’s age of 80 or 100. You may choose either expiry date as long as the benefit period is at least ten years.

The premium you must pay under this rider is called the “Monthly Guaranteed Minimum Death Benefit (GMDB) premium.” If you elect this rider, you will find the GMDB premium on the Policy Data Page. On the Monthly Deduction Date we will deduct a charge equal to $0.01 per $1,000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. The monthly GMDB premium may change if

6

you modify your policy or any of the riders attached to your policy. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis. Rather, we will perform a GMDB Premium Test each month to determine if you have made enough cumulative premium payments to keep the rider in effect.

GMDB Premium Test (performed on each Monthly Deduction Day)

Cumulative premium payments to date	less	Cumulative partial withdrawals to date	must be at least equal to	Cumulative monthly GMDB premiums from the Policy Date to the date the test is performed

If your policy does not satisfy the GMDB premium test and your policy fails the test by an amount that is more than one monthly GMDB premium, we will notify you that your policy has failed this test. The rider will terminate unless you make a premium payment in an amount necessary to pass the GMDB premium test before the next Monthly Deduction Day. If the rider terminates, we will reinstate it if we receive the required premium payment before the Monthly Deduction Day that follows the date the rider terminated. If the rider terminates during a period when the rider benefit is in effect, your policy will enter the late period and will lapse unless the required payment is made.

Having this rider affects your ability to take policy loans in the following way:

(a)	If you take a loan during the first two Policy Years, this rider will end.

(b) After the first two Policy Years, you may take loans within certain limits. On the day you take a loan (or when any unpaid loan interest is charged as an additional loan), the Cash Surrender Value of your policy less the new loan and the amount of any current outstanding loan balance must be greater than the cumulative monthly GMDB premiums which were required up to the time you take the loan, accumulated at an annual effective interest rate of up to 6.0% as of that date.

First-To-Die Monthly Deduction Waiver Rider

If either Insured dies while this rider is in effect, we will waive your policy’s monthly deductions listed below from cash value for the remainder of the policy. The charges we will waive under this rider are:

(a) the monthly contract charge;

(b) the monthly cost of insurance charge for the base policy (not including riders);

(c) the charge per $1,000 of the current face amount (not including riders), which only applies during the first three Policy Years (for Series 2); the charge per $1,000 of the initial face amount (not including riders), which only applies during the first three Policy Years (for Series 1); and

(d) any monthly rider charges.

These deductions are described in more detail under DEDUCTIONS AND CHARGES—Deductions from Cash Value and on the Policy Data Page.

There is an additional charge for this rider.

Level First-To-Die Rider

This rider provides a level term insurance death benefit which we will pay when either Insured dies while this rider is in effect. We will only pay the benefit under this rider once even if both Insureds die at the same time.

You may decrease the face amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the face amount of this rider.

There is an additional charge for this rider.

7

Life Extension Rider (Series 2 only)

This rider becomes effective on the policy anniversary on which the younger Insured is (or would have been) age 100. Under this rider, the life insurance benefit will continue to equal the Life Insurance Benefit of the policy effective on the date of the last surviving Insured’s death. Without this rider, on the policy anniversary on which the younger Insured is (or would have been) age 100, the Life Insurance Benefit would be equal to the policy’s Cash Value. You can cancel this rider by sending us a signed written notice. This rider will end on the Monthly Deduction Day on or next following receipt of your request.

The charge for this rider is calculated as a percentage of the cost of insurance charges for the base policy in effect. The percentage is shown on the Policy Data Page. This charge will be deducted from the policy’s Cash Value on each Monthly Deduction Day beginning on the policy anniversary on which the younger Insured is (or would have been) age 90, and continuing until the policy anniversary on which the younger Insured is (or would have been) age 100. When this rider becomes effective, the assets of your policy invested in the Separate Account will be transferred to a cash management Investment Division. Thereafter, transfers can only be made between this Investment Division and the Fixed Account. All other riders attached to the policy will end.

There is an additional charge for this rider.

To cancel this rider, you must send a signed written notice in a form acceptable to us to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). This rider will end on the Monthly Deduction Day on or next following receipt of your request.

Living Benefits Rider

When using this rider, after either Insured dies, if the last surviving Insured has a life expectancy of 12 months or less, you may request a portion or all of the Policy Proceeds as an accelerated death benefit.

You can elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to the results of the following calculation:

Calculation Steps
Step 1
Eligible Proceeds x Elected percentage
Step 2
Results of Step 1 x Interest factor (varies)
Step 3
Result of Step 1 – Result of Step 2
Step 4
Result of Step 3 – Unpaid Loan – Administrative Fee

If you accelerate less than 100% of the eligible proceeds, the remaining face amount of your policy after we pay this benefit must be at least $100,000. We do not permit any subsequent acceleration.

Minimum accelerated benefit amount: $25,000

Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies).

8

When we make a payment under this rider we will reduce your policy’s face amount, Target Premium, rider death benefits, monthly deductions from Cash Surrender Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of up to $150 at the time you exercise the rider.

Amounts received under this rider generally will be excludable from your gross income under IRC Section 101(g). The exclusion from gross income will not apply, however, if you are not the insured or if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours.

In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of a “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform to any requirements the IRS may enact.

Options Available at No Additional Charge

•	Policy Split Option

You can exchange your policy, without evidence of insurability, for two equal separate life insurance policies, one on each of the insureds within 6 months of the following two dates:

(1)	the date a final divorce decree which terminates the marriage of the insureds has been in effect for six months; or

(2)	the effective date of a change in the Federal tax law which results in:

(a)	a reduction in the unlimited Federal Estate Tax marital deduction provision (Section 2056 of the IRC), or

(b)	a reduction of at least 50% in the level of estate tax rate from the 1986 Tax Act payable on death.

In addition, a split can be made for any other reason we agree.

To request a policy split you must send a written request, in a form acceptable to us, to VSPC at one of the addresses listed on the first page of the prospectus. At the time we receive your request:

(1)	Both insureds must be living;

(2)	Each new policy will be a variable adjustable life plan which is being offered by us on the date of the exchange; and

(3)	An insurable interest must exist between the owner of each new policy and the insured of that new policy under all applicable laws.

About the New Policies

•	The Policy Date and Issue Date of each new policy will be the date when you split the policy.

•

The face amount of each new policy will equal one half of the face amount of this policy and the face amount of any second-to-die riders. The face amount of any first-to-die riders and the GMDB rider are not included on the new policies.

•	The policyowner and beneficiary of each new policy will be the same as under the original policy, unless you state otherwise.

•

We will not assess a fee or surrender charge on a policy that is terminating as a result of a policy split. However, we will apply all fees and charges that generally apply to the new policies you are splitting your policy into, including a new surrender charge schedule, to each of the new policies that result from the policy split.

•	The cost of insurance rates for each new policy will be based on the insured’s age and gender on the date of the split and most recent underwriting class on the original policy.

•	One half of the Cash Value [less unpaid loan and accrued interest] will be allocated as the initial

9

premium for each new policy.

•	If the original policy has been assigned, each new policy will have the same assignment.

•

The IRS has ruled that where the insured or insureds of an insurance policy that is exchanged for a new policy are not identical to the insured or insureds of the original policy, the exchange is taxable.

•	Dollar Cost Averaging

Dollar Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.

If you decide to use the Dollar Cost Averaging feature, we will ask you to specify:

(1) the dollar amount you want to have transferred (minimum transfer: $100);

(2) the Investment Division you want to transfer money from;

(3) the Investment Divisions and/or Fixed Account you want to transfer money to;

(4) the date on which you would like the transfers to be made, within limits; and

(5) how often you would like the transfers made: monthly, quarterly, semiannually, or annually.

You may not make Dollar Cost Averaging transfers from the Fixed Account, but you can make Dollar Cost Averaging transfers into the Fixed Account. In addition, you cannot make transfers into the DCA Plus Account. Transfers out of the DCA Plus Account are subject to the DCA Plus Program (see below).

We will make Dollar Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month other than the 29th, 30th or 31st of the month. To process a Dollar Cost Averaging transfer you must send a written request, in a form acceptable to us, to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

The minimum Cash Value required to elect this option is $2,500. We will suspend this feature automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar Cost Averaging transfers will resume automatically as last requested.

However, once all money has been transferred to the Investment Divisions of your choice, or the individual separate account fund balance is less than $100.00, the Dollar Cost Averaging Plan will cease. A new request will be required to resume this feature.

You may cancel the Dollar Cost Averaging feature at any time. To cancel the Dollar Cost Averaging feature, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two policy features. Dollar Cost Averaging is available when the DCA Plus Program is in place, but funds in the DCA Plus Account are not eligible for Dollar Cost Averaging.

10

•	DCA Plus Account (May Be Discontinued At Any Time)

This feature permits you to set up automatic dollar cost averaging using a 12-month DCA Plus Account and is only available at policy issue. The DCA Plus Account will earn a fixed interest rate. This fixed interest rate will be different and generally should earn a higher rate than the Fixed Account. The guaranteed minimum interest rate is the same as the Fixed Account’s minimum interest rate (4% for Survivorship Variable Universal Life). You can request DCA Plus in addition to our existing options.

In order to elect DCA Plus, you must allocate a minimum of $1,000 of your initial premium to the DCA Plus Account. If you do not allocate the minimum amount to the DCA Plus Account, the premium amount will be automatically applied to the Investment Divisions and/or the Fixed Account that you have specified to receive transfers from the DCA Plus Account. You must specify the Investment Divisions into which transfers from the DCA Plus Account are to be made. Amounts in the DCA Plus Account will be transferred to the Investment Divisions within a maximum of 12 monthly transfers. These monthly transfers will begin on a date selected by you. You cannot select the 29th, 30th or 31st as a date for these transfers. Transfers will be made on the same day or on the next Business Day (if the day is not a Business Day) each month for a 12-month period. The amount of transfer will be calculated at the time of the scheduled transfer based on the number of remaining monthly transfers and the remaining value in the DCA Plus Account. For example, the amount of the first monthly transfers out of the DCA Plus Account will equal 1/12 of the value of the DCA Plus Account on the date of the transfer. The amount of the remaining transfers will equal 1/11, 1/10, 1/9, 1/8, 1/7, 1/6, 1/5, 1/4, 1/3, 1/2, and the balance, respectively, of the value of the DCA Plus Account on the date of each transfer.

Any subsequent premium allocated to DCA Plus that we receive during the 12 months of DCA Plus will be added to the existing balance in the DCA Plus Account and be subsequently transferred out in accordance with the remaining transfers. These subsequent premium contributions will be credited with the current interest rate for the DCA Plus Account in effect on the Business Day the premium is received. Interest rates for subsequent premium payments into the Fixed Account and DCA Plus Account may be different from the rate applied to prior premium payments made into the Fixed Account or DCA Plus Account. Amounts in the DCA Plus Account only earn the DCA Plus Account interest rate when they are in the DCA Plus Account waiting to be transferred to the Investment Divisions. Because the entire initial premium is not in the DCA Plus Account for the full year, the annual effective rate will not be achieved. Only new premium contributions can be added to the DCA Plus Account while active. Transfers into the DCA Plus Account are not permitted. The entire value of the DCA Plus Account will be transferred out during the 12 month period or sooner if the balance falls below $100.00. If on any given month, the amount of a transfer would leave a balance of less than $100.00 in the DCA Plus Account, the entire balance will be transferred out at this point. Once the balance of the DCA Plus Account reaches zero, DCA Plus ends. If an additional premium payment is allocated to the DCA Plus Account, after the duration period has expired or the DCA Plus Account balance has reached zero, the premium contribution will be allocated to the DCA Plus destination funds and you will be notified that your allocations should be changed to reflect the end of DCA Plus.

You can make partial withdrawals, loans, and transfers (in addition to the automatic transfers described above) from the DCA Plus Account. Loans from the DCA Plus Account will be repaid to the Fixed Account.

You may cancel the DCA Plus Account at any time. To cancel the DCA Plus Account, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing).

Use of the DCA Plus Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Plus Account.

•	Automatic Asset Reallocation

This option allows you to maintain a set investment mix. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to a particular Investment Division, and the other 50% be allocated to another Investment Division. Over time, the variations in each of these Investment Divisions would cause this balance to shift. If you elect to have the Automatic Asset

11

Reallocation (AAR) feature, we will automatically reallocate the amount you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

We will make AAR transfers on the date you specify, of if the date you specify is not a Business Day, on the next Business Day. You can choose to schedule the investment allocations quarterly, semiannually or annually, but not on a monthly basis. You can specify any day of the month other than the 29th, 30th or 31st. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes. To process AAR transfers, you must send a written request in a form acceptable to VPSC at one of the addresses listed on the first page of the Prospectus (or any other addresses we indicate to you in writing). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

The minimum Separate Account Value is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among Investment Divisions for this feature.

You can cancel or modify the AAR feature at any time. To cancel or modify the AAR feature, you may call us at 1-800-598-2019 or send a written cancellation request in a form acceptable to VPSC at one of the addresses listed on the first page of the Prospectus (or any other address we indicate to you in writing). You cannot elect AAR if you have chosen Dollar Cost Averaging. However, you have the option of alternating between the two features. AAR is available when the DCA Plus Program is in place but funds in the DCA Plus Account are not eligible for AAR.

•	Interest Sweep

You can choose to make interest sweep transfers out of the Fixed Account if the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an interest sweep transfer unless we have received a written request, in a form acceptable to us, at VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). NYLIAC must receive the request in writing not later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.

You cannot choose the interest sweep feature if you have instructed us to pay any part of your policy charges from the Fixed Account. If you want to elect the interest sweep feature and you want to allocate your charges, you must allocate your charges to the MainStay VP Cash Management Investment Division.

You can request interest sweep in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation feature. If an interest sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the interest sweep transfer first.

If an interest sweep transfer would cause more than 10% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the interest sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds $2,000, the interest sweep feature will resume automatically as scheduled. You can cancel the interest sweep feature at any time by written request. To cancel the interest sweep feature, you must send a written cancellation request in a form acceptable to us to VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). Interest Sweep is available when the DCA Plus Program is in place, but funds in the DCA Plus Account are not eligible for Interest Sweep.

12

Examples of IRC Section 7702 on Life Insurance Benefits

Under this policy, you can choose from different Life Insurance Benefit Options. The following are standardized examples of how CVAT can impact the Life Insurance Benefit.

EXAMPLES

(EFFECT OF IRC SECTION 7702 ON LIFE INSURANCE BENEFIT)

LIFE INSURANCE BENEFIT OPTION 1
Example 1:
Life Insurance Benefit = Face Amount
Face Amount	$100,000
Cash Value	$25,000
IRC Sec. 7702 Percentage	379%
Greater of:
Face Amount:	$100,000
% of Cash Value: ($25,000 x 379%)	$94,750

Life Insurance Benefit:	$100,000
Example 2:
Life Insurance Benefit = % Cash Value
Face Amount	$100,000
Cash Value	$50,000
IRC Sec. 7702 Percentage	379%
Greater of:
Face Amount:	$100,000
% of Cash Value: ($50,000 x 379%)	$189,500

Life Insurance Benefit:	$189,500

LIFE INSURANCE BENEFIT OPTION 2
Example 1 (Guideline Premium Test)
Life Insurance Benefit = Face Amount + Cash Value
Face Amount	$100,000
Cash Value	$20,000
IRC Sec. 7702 Percentage	379%
Greater of:
Face Amount + Cash Value:	$120,000
% of Cash Value: ($20,000 x 379%)	$75,800

Life Insurance Benefit:	$120,000
Example 2:
Life Insurance Benefit = % Cash Value
Face Amount	$100,000
Cash Value	$40,000
IRC Sec. 7702 Percentage	379%
Greater of:
Face Amount + Cash Value	$140,000
% of Cash Value: ($40,000 x 379%)	$151,600

Life Insurance Benefit:	$151,600

13

LIFE INSURANCE BENEFIT OPTION 3 (for Series 2 only)
Example 1 (Guideline Premium Test)
Life Insurance Benefit = Face Amount + Adjusted Total Premium
Face Amount	$100,000
Adjusted Total Premium	$50,000
Cash Value	$30,000
IRC Sec. 7702 Percentage	379%
Greater of:
Face Amount + Adjusted Total Premium:	$150,000
%of Cash Value: ($30,000 x 379%)	$113,700

Life Insurance Benefit:	$150,000
Example 2:
Life Insurance Benefit = % Cash Value
Face Amount	$100,000
Adjusted Total Premium	$50,000
Cash Value	$60,000
IRC Sec. 7702 Percentage	379%
Greater of:
Face Amount + Cash Value	$150,000
%of Cash Value: ($60,000 x 379%)	$227,400

Life Insurance Benefit:	$227,400

Changing Your Life Insurance Benefit Option

You can change the Life Insurance Benefit Option to Option 2 or Option 1 while both insureds are living, and to Option 1 if only one insured is living. For Series 2, changes to Option 3 are not permitted. We may prohibit you from changing the Life Insurance Benefit Option if the change would (i) cause the face amount of the policy to be less than $100,000, (ii) cause the policy to fail to qualify as life insurance under Section 7702 of the IRC, or (iii) cause the policy’s face amount to exceed our retention limits. In addition, no option changes will be permitted on or after the policy anniversary on which the younger insured is, or would have been, age 100.

14

Additional Information About Changing Options

You can change the option you choose for your Life Insurance Benefit. The following Examples demonstrate the impact this change can have on your Life Insurance Benefit.

EXAMPLE

Changes From Option 1 To Option 2
Cash Value	$200,000
Face Amount before option change	$1,000,000
Face Amount after option change ($1,000,000 - $200,000)	$200,000
Life Insurance Benefit immediately before and after option change	$1,000,000

Changes From Option 1 To Option 2
Cash Value	$150,000
Face Amount before option change	$1,000,000
Face Amount after option change ($1,000,000 + $150,000)	$1,150,000
Life Insurance Benefit immediately before and after option change	$1,150,000

Changes From Option 3 To Option 2 (For Series 2 only)
Cash Value is greater than Adjusted Total Premium
Adjusted Total Premium	$100,000
Cash Value	$150,000
Face Amount before option change	$1,000,000
Face Amount after option change ($1,000,000 + 100,000 - $150,000)	$950,000
Life Insurance Benefit immediately before and after option change	$1,100,000

Changes From Option 3 To Option 1 (For Series 2 only)

Adjusted Total Premium	$100,000
Face Amount before option change	$1,000,000
Face Amount after option change ($1,000,000 + 200,000 - $150,000)	$1,100,000
Life Insurance Benefit immediately before and after option change	$1,100,000

Changes From Option 3 To Option 2 (For Series 2 only)
Cash Value is less than Adjusted Total Premium
Adjusted Total Premium	$100,000
Cash Value	$80,000
Face Amount before option change	$1,000,000
Face Amount after option change ($1,000,000 + 200,000 - $150,000)	$1,020,000
Life Insurance Benefit immediately before and after option change	$1,100,000

15

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The policies were sold by registered representatives of NYLIFE Securities LLC (“NYLIFE Securities”), a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commissions payable to a broker-dealer in the first 30 policy years are equivalent to the present value of an annual commission rate for 30 years of 6.1% per year. (This figure is a percentage of planned annual premiums of $15,000 and assumes a discount rate of 6%. Additional assumptions for the SVUL product are Male Issue Age 55, issued preferred, and Female Issue Age 50, issued preferred, with an initial face amount of $1,000,000.) Broker-dealers receive commission not to exceed 50% of premiums paid up to the Target Premium in Policy Year 1, 8% for Policy Year 2, 6.25% for Policy Years 3 and 4, 6.5% for Policy Years 5 and 6, 5.5% for Policy Year 7, 5.0% for Policy Years 8-10, and 3.5% for Policy Years 11-15, plus 3.0% of premiums paid in excess of such amount in Policy Years 1-15.

The “Target Premium” is used in the calculation of the maximum commission payable and is based on the age(s) of the insured(s) at the inception of the policy, gender, and the face amount of the policy. Broker-dealers may also receive an allowance for expenses that ranges generally from 0% to 41% of first year premiums.

The total commissions paid during the fiscal year ended December 31, 2011, 2010 and 2009 were $401,868, $511,119 and $1,470,703, respectively. NYLIFE Distributors did not retain any of these commissions.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

Unaffiliated broker-dealers may receive sales support for products manufactured and issued by New York Life or its affiliates from Brokerage General Agents (“BGAs”) who are not employed by New York Life. BGAs receive commissions on the policies based on a percentage of the commissions the registered representative receives and an allowance for expenses based on first year premiums paid.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

NYLIAC has discontinued sales of these policies. Premium payments on existing policies, however, are accepted on a continuous basis.

16

UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations include: (a) the insured’s age; (b) the insured’s health history; (c) whether the insured smokes or not; and (d) the amount of insurance coverage requested on the policy application. As risk factors are added (i.e., higher age, smoker, poor health history, higher insurance coverage) the amount of the premium required for an approved policy will increase.

In the case where a policy’s face amount of coverage is increased, premiums and Cash Values are allocated among the original and the incremental contracts based upon their relative Surrender Charges. For monthly deductions, Cash Values are allocated based on the earliest layer(s) of coverage first.

17

ADDITIONAL INFORMATION ABOUT CHARGES

The following example reflects how charges can impact a policy.

This example assumes a male issue age 55 and female issue age 50, both preferred, a Target Premium of $12,662, a face amount of $1,000,000, and life insurance benefit option 1. This example assumes you pay an annual planned premium of $15,000 at the beginning of the Policy Year and that you do not make any unplanned premium payments. It assumes current charges and a 6% hypothetical gross annual investment return, which results in a 5.07% net annual investment return. It also assumes the policy is in its first Policy Year. There is no guarantee that the current charges illustrated below will not increase.

PREMIUM	$15,000.00
Less sales expense charge(1)	1,106.48
Less state premium tax charge (2%)	300.00
Less Federal tax charge (1.25%) (if applicable)	187.50

NET PREMIUM	$13,406.02
Plus net investment performance for one year (earned from the Investment Divisions and/or the Fixed Account) (varies daily)	643.58
Less total annual monthly contract charge(2)	720.00
Less total annual monthly cost of insurance charge (varies monthly and with age)	32.22
Less total annual Mortality and Expense Risk charge (based on the Separate Account Value)	78.58
Less total annual monthly cost of riders(3)	0.00
Less total annual administrative charge	13.10
Less total annual charge per $1,000 of current face amount of your policy for one year (not including riders)	480.00

CASH VALUE Less surrender charge(4) (if applicable)	$12,725.70 2,532.40
CASH SURRENDER VALUE (at the end of first Policy Year)	$10,193.30

You choose the amount of premium you intend to pay and the frequency that you intend to make these payments. We call this your planned premium. Any additional premium payments you make are called unplanned premiums

We allocate your net premium to the Investment Divisions and/or the Fixed Account based on your instructions.

Cash Value may be used to determine the amount of your Life Insurance Benefit as well as the Net Cash Value and Cash Surrender Value of your policy.

We may assess a surrender charge when you make a partial withdrawal or full surrender in the first fifteen Policy Years, or within fifteen years after you increase the face amount.

The amount of loans, withdrawals and surrenders you can make is based on your policy’s Cash Surrender Value. Your policy will terminate if your Net Cash Value is insufficient to pay your policy’s monthly charges.

(1)	For details about how we calculate the sales expense charge for your policy, you should refer to DEDUCTIONS AND CHARGES—Deductions from Premiums—Sales Expense Charge.
(2)	We currently deduct a monthly contract charge of $60 per month from a policy in its first Policy Year. For a policy in a later Policy Year, we currently expect to deduct a monthly contract charge of $10 per month.
(3)	This example assumes you have not chosen any riders.
(4)	If you surrender your policy in the first Policy Year, we will include an additional contract charge in the surrender charge we deduct from your policy. For details, please refer to DEDUCTIONS AND CHARGES—Surrender Charges—Charges in Policy Years 1-15.

18

The following is additional information about specific charges that can be associated with your policy.

Deductions from Premiums

•	Sales expense charge

We deduct a sales expense charge from each premium you pay to partially cover our expenses of selling the policy to you. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from the NYLIAC surplus, including any amounts derived from the Mortality and Expense Risk charge, the charge for cost of insurance protection, or the Separate Account administrative charge. The sales expense charge we deduct is a percentage of the premium you pay. This percentage varies depending on whether the total premium you have paid in any given Policy Year is above or below the Surrender Charge Premium for your policy.

•	Target premium

When your policy is issued, we determine the initial Target Premium for your policy. Your Target Premium is based on the specific age, gender, and underwriting classes of both insureds and the base policy amount. We use the Target Premium for the purpose of calculating the sales expense charge and the surrender charge. An increase in your Target Premium generally will increase these charges. You can find your initial Target Premium on the Policy Data Page. If you increase the face amount of your base policy, we will increase your Target Premium to reflect the amount of increase and the insured’s attained age on the most recent policy anniversary. If you decrease the face amount of your base policy, we will correspondingly decrease your Target Premium, starting with the portion of your Target Premium attributable to the most recent increase.

•	State premium tax charge

Some jurisdictions impose a tax on the premiums insurance companies receive from their policyowners currently ranging from 0.0% to 3.5% of premium payments. We deduct a charge of 2% of all premiums we receive to cover these state premium taxes. This charge may not reflect the actual premium tax charged in your state. We may increase the amount we deduct as a state premium tax charge to reflect changes in the law. Our right to increase this charge is limited in some jurisdictions by law.

•	Federal tax charge

NYLIAC’s Federal tax obligations will increase based upon premiums associated with Non-Qualified Policies. For Non-Qualified Policies, we deduct 1.25% of each premium payment you make to cover the Federal tax that results. We do not deduct this charge from Qualified Policies. We may increase the amount we deduct as a federal tax charge to reflect changes in the law.

•	Other tax charges

Other than the Federal tax charge (discussed above), no other charge is currently made on the Separate Account for our Federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our Federal income taxes that are attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account and the DCA Plus Account, we may impose a charge for the policy’s share of NYLIAC’s Federal income taxes attributable to the Fixed Account and the DCA Plus Account.

Under current laws, we may incur state or local taxes other than premium taxes (including income, franchise and capital taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.

TRANSACTION CHARGES

•	Surrender Charge

19

CHARGES IN POLICY YEARS 1-15

During the first fifteen Policy Years, we will deduct a surrender charge from the Cash Value of your policy if you:

•	surrender your policy; or

•	decrease the face amount of your policy (including a decrease in the face amount that results from changing the Life Insurance Benefit Option or from a partial withdrawal).

This surrender charge is in addition to the sales expense charge. The surrender charge we will deduct if you surrender your entire policy (assuming you have not made any changes to your policy) is equal to the percentage shown in the table below (based on the age of the younger Insured at the time the policy (or any face amount increase) is issued and the duration of that coverage from issue) multiplied by 20% of your Target Premium for the year in which you surrender your policy. See DEDUCTIONS FROM PREMIUMS—Sales Expense Charge—Target Premium for an explanation of Target Premium. The surrender charge we will deduct if you decrease your policy’s face amount is described below.

Younger Insured < Issue Age 85
Duration of Coverage	Percentage Applied
1-6	100%
7	90%
8	80%
9	70%
10	60%
11	50%
12	40%
13	30%
14	20%
15	10%
16+	0%

Younger Insured > Issue Age 85
Duration of Coverage	Percentage Applied
1-4	100%
5	80%
6	60%
7	40%
8	20%
9+	0%

Example:	Assume that a policy (a) has not had an increase in face amount, (b) has a Target Premium of $12,662, (c) is issued when the younger insured is under age 85 and (d) is surrendered in the third year after issue. The surrender charge for the policy would be $2,532.40 (i.e., (20% of $12,662) multiplied by 100%).

ADDITIONAL CHARGE ON A SURRENDER/REINSTATEMENT IN THE FIRST POLICY YEAR

If you surrender your policy during the first Policy Year, we will deduct an additional contract charge when you surrender your policy. This charge will also apply if the policy lapses during the first Policy Year and is reinstated subsequently. This additional charge equals the difference between a and b multiplied by c [i.e., (a – b) × c], where:

a = the monthly contract charge for the first Policy Year;

b = the monthly contract charge for subsequent Policy Years; and

c = the number of Monthly Deduction Days between the day you surrender your policy (or the date your policy lapsed) and the first anniversary of your Policy Date (or the date of reinstatement).

SURRENDER CHARGES AFTER FACE AMOUNT INCREASES

If you increase your policy’s face amount (other than an increase that results from a change in your Life Insurance Benefit Option), we will apply a new surrender charge schedule to the amount of the increase in the face amount. This schedule will start on the day we process your request. The original surrender charge schedule will continue to apply to the original face amount of your policy.

If you have made multiple increases to the face amount of your policy, and later decide to decrease the face amount of your policy or surrender it, we will calculate the surrender charge in the following order:

20

1) based on the surrender charge associated with the last increase in face amount;

2) based on each prior increase, in the reverse order in which the increases occurred; and

3) based on the initial face amount.

SURRENDER CHARGES ON FACE AMOUNT DECREASES

If you decrease the face amount of your policy, we will deduct a surrender charge, if applicable. This charge will equal the difference between the surrender charge that we would have charged if you had surrendered your entire policy before the decrease and the surrender charge that we would charge if you surrendered your entire policy after the decrease.

EXAMPLE:
Face Amount prior to Decrease:	$500,000
Amount of Decrease:	$100,000
Face Amount after Decrease:	$400,000
Surrender Charge on Face Amount prior to Decrease ($500,000)	$ 1,280
Less Surrender Charge on Face Amount after Decrease ($400,000)	$ 1,030
Surrender Charge Deducted	$ 250

We will not impose a surrender charge on a decrease or termination of any rider.

EXCEPTIONS TO SURRENDER CHARGE

We will not deduct a surrender charge if:

•	we cancel the policy;

•	we pay proceeds upon the death of the last surviving insured;

•	we pay a required IRS minimum distribution; or

•	you exercise the Policy Split Option.

DEDUCTIONS FROM CASH VALUE

Each month, we will deduct a monthly contract charge, a cost of insurance charge, and a rider charge for the cost of any additional riders from your policy’s Cash Value. For Series 2, we will also deduct a Mortality and Expense Risk charge and a Separate Account administrative charge. During the first three Policy Years, we will also deduct a charge per $1,000 of the current face amount of your policy, not including riders (for Series 2) or a charge per $1,000 of the initial face amount of your policy, not including riders (for Series 1). If you have elected the Expense Allocation feature, the policy charges will be deducted according to those instructions.

We will deduct these charges on the Monthly Deduction Day. The first Monthly Deduction Day will be the monthly anniversary of your Policy Date on or following the date we receive the initial premium payment. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day.

Monthly Contract Charge

On each Monthly Deduction Day, we will deduct a monthly contract charge to cover our costs for providing certain administrative services, including premium collection, record-keeping, processing claims, and communicating with policyowners.

21

Currently, we deduct a monthly contract charge of $60 per month from policies in their first Policy Year and we expect to deduct $10 per month from policies in the second and subsequent years. While we can change the monthly contract charge at any time, we guarantee that we will never charge you more than $62 per month for the monthly contract charge during the first Policy Year and $12 per month thereafter.

Charge for Cost of Insurance Protection

On each Monthly Deduction Day, we will deduct a charge for cost of insurance protection from the Cash Value of your policy. This charge covers the cost of providing Life Insurance Benefits to you. The cost of insurance charge is calculated by adding any applicable flat extra charge which might apply to certain insureds (based on our underwriting) to the monthly cost of insurance rate which applies to the insureds at that time and multiplying the result by the Net Amount at Risk on the Monthly Deduction Day. The Net Amount at Risk is based on the difference between the current Life Insurance Benefit of your policy divided by 1.00327 and the policy’s Cash Value. Your cost of insurance charge may vary from month to month depending upon changes in the Net Amount at Risk, as well as the cost of insurance rate. We expect to profit from this charge. Profits derived from this charge can be used for any corporate purpose. We calculate the cost of insurance separately for the initial face amount and for any increase in face amount. A different rate class (and therefore cost of insurance rate) may apply to the increase, based on the insureds’ ages and circumstances at the time of the increase.

We base the monthly cost of insurance rate we apply to your policy on our current monthly cost of insurance rates. We may change these rates from time to time, based on changes in future expectations of such factors as mortality, investment income, expenses, and persistency. However, the current rates will never be more than the guaranteed maximum rates shown of the Policy Data Page. We base the guaranteed rates on the 1980 Commissioner’s Standard Ordinary Mortality Tables appropriate to each Insured’s underwriting class if the insureds are a standard underwriting class. We base the current monthly cost of insurance rates on such factors as the genders, underwriting classes, and issue age of both insureds and the Policy Year.

Mortality and Expense Risk Charge (Series 2 only)

We assume a mortality risk that the group of lives we have insured under our policies will not live as long as we expected. In addition, we assume an expense risk that the cost of issuing and administering the policies we have sold will be greater than we estimated. On each Monthly Deduction Day, we will deduct a Mortality and Expense Risk charge from the Separate Account Value to cover our Mortality and Expense Risk. We may use any profit derived from this charge for any corporate purpose, including any distribution expenses not covered by the sales expense charge.

•	Current—We currently deduct a monthly Mortality and Expense Risk charge that is equal to an annual rate of 0.60%, or $6 per $1,000, of the Separate Account Value.

•	Guaranteed Maximum—We guarantee that the Mortality and Expense Risk charge will never exceed an annual rate of 0.90%, or $9 per $1,000, of the Separate Account Value.

Administrative Charge (Series 2 only)

We deduct an administrative charge each month equal to a percentage of the amount of the Separate Account Value as of each Monthly Deduction Day. This percentage will never exceed, on an annual basis, 0.10%, or $1 per $1000, of the Separate Account Value.

Charge Per $1,000 of the Current Face Amount (Series 2 only)

Charge Per $1,000 of the Initial Face Amount (Series 1 only)

On each Monthly Deduction Day, during the first three Policy Years, we will deduct $0.04 per $1,000 of your policy’s current face amount (for Series 2) or initial face amount (for Series 1), not including riders. This charge will always be at least $10 per month and will never be more than $100 per month. This charge will not be deducted in Policy Year 4 and beyond.

22

Rider Charges

Each month, we deduct any applicable charges for any optional riders you have chosen.

Guaranteed Minimum Death Benefit Rider Charge: We will charge you an amount equal to $0.01 per $1,000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. In addition to that charge, a premium commitment is required to maintain this benefit; that premium amount is shown on the Policy’s Data Page.

First-to-Die Monthly Deduction Waiver Rider Charge: We will deduct a charge based on the present value of the future charges that we estimate may be waived under this rider and the cost of insurance rate for this rider.

Level First-to-Die Term Rider Charge: We will deduct a charge equal to the face amount of this rider multiplied by the cost of insurance rate for this rider.

Life Extension Benefit Rider Charge (Series 2 only): We will deduct a charge on each Monthly Deduction Day beginning on the policy anniversary when the younger Insured is, or would have been age 90 and ending when the younger Insured is, or would have been, age 100. This charge will vary by sex, age, and underwriting class of each of the insureds.

Living Benefits Rider Charge: We do not deduct a charge for this rider until it is exercised. This rider is only available after the death of the first Insured.

Expense Allocation

With the Expense Allocation feature, you choose how to allocate policy expenses. These include monthly cost of insurance, monthly cost of any riders on the policy, the monthly contract charge, the Separate Account Administrative Charge (Series 2 only), and a Mortality and Expense Risk Charge (Series 2 only) and the charge per $1,000 of your policy’s current face amount (for Series 1) and initial face amount (for Series 2) not including riders. You can instruct us at the time of the application and any time thereafter, to have expenses deducted from the Mainstay VP Cash Management Investment Division, the unloaned portion of the Fixed Account, or a combination of both.

If the values in the MainStay VP Cash Management Investment Division and/or the unloaned portion of the Fixed Account are insufficient to pay these charges, we will deduct as much of the charges as possible. The remainder of the charges will be deducted proportionately from each of the Investment Divisions. If you do not instruct us as to how you would like the expenses allocated, these charges will be deducted proportionately from each of the Investment Divisions, including any unloaned portion of the Fixed Account.

SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Charge (Series 1 only)

We assume a mortality risk that the group of lives we have insured under our policies will not live as long as we expected. In addition, we assume an expense risk that the cost of issuing and administering the policies we have sold will be greater than we estimated. We deduct on a daily basis a Mortality and Expense Risk charge from each Investment Division to cover our Mortality and Expense Risk. We may use any profit derived from this charge for any corporate purpose, including any distribution expenses not covered by the sales expense charge.

•	Current—We currently deduct a daily Mortality and Expense Risk charge that is equal to an annual rate of 0.60%, or $6 per $1,000, of the average daily net asset value of each Investment Division.

•

Guaranteed Maximum—We guarantee that the Mortality and Expense Risk charge will never exceed an annual rate of 0.90%, or $9 per $1,000, of the average daily net asset value of each Investment Division.

23

Administrative Charge (Series 1 only)

We deduct on a daily basis an administrative charge from each Investment Division to cover the cost of providing administrative policy services. We deduct a daily administrative charge that is equal to an annual rate of 0.10% of the average daily net asset value of the Separate Account to cover these costs. This charge is designed not to produce a profit. We guarantee this charge will not increase.

Charges for Federal income Taxes

We do not currently deduct a charge for federal income taxes from the Investment Divisions, although we may do so in the future to reflect possible changes in the law.

Fund Charges

Each Investment Division of the Separate Account purchases shares of the corresponding Portfolio at the net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by that Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and may vary from year to year. These fees and expenses are described in the Funds’ prospectuses.

LOANS

You can borrow up to 90% of the Cash Surrender Value of your policy. Assuming that you have not reached this maximum, you may obtain additional loans during the life of your policy.

Currently, the effective annual loan interest rate is 6%. If the interest is not paid, it is withdrawn on a pro rata basis across all Investment Divisions.

SURRENDER OF YOUR POLICY

Cash Surrender Value and Net Cash Value are significant for 2 reasons:

•	Loans and Partial Surrenders: You can take loans and partial surrenders from your policy based on the amount of the policy’s Cash Surrender Value.

•

Keeping Your Policy in Effect: Your policy may lapse without value if the Net Cash Value is insufficient to pay the monthly policy charges. Therefore, while premium payments are flexible, you may need to make additional premium payments so that the Net Cash Value of your policy is sufficient to pay the charges needed to keep your policy in effect.

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2011 and 2010, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2011 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2011 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

24

NYLIAC Variable Universal Life Separate Account-I

Financial Statements

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

NYLIAC Variable Universal Life Separate Account-I

Financial Statements

Group 1 Policies:	Variable Universal Life Survivorship Variable Universal Life – Series 1

Group 2 Policies:	Variable Universal Life 2000 – Series 1 Single Premium Variable Universal Life – Series 1

Group 3 Policies:	Pinnacle Variable Universal Life Pinnacle Survivorship Variable Universal Life

Group 4 Policies:

Variable Universal Life 2000 – Series 2

Survivorship Variable Universal Life – Series 2

Single Premium Variable Universal Life – Series 2

Single Premium Variable Universal Life – Series 3

Variable Universal Life Provider

Legacy Creator Single Premium Variable Universal Life

Variable Universal Life Accumulator

Survivorship Variable Universal Life Accumulator

Group 5 Policy:	Lifetime Wealth Variable Universal Life

Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

ASSETS:
Investment at net asset value	$9,491,348	$40,232,845	$54,282,284
Dividends due and accrued	—	—	497
Net receivable (payable) to New York Life Insurance and Annuity Corporation	420	7,080	(12,248)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	66	429	1,704
Administrative charges	8	46	154

Total net assets	$9,491,694	$40,239,450	$54,268,675

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$2,844,625	$16,677,009	$14,076,324
Group 2 Policies	1,417,408	11,352,752	14,210,424
Group 3 Policies	—	2,103,605	8,681,660
Group 4 Policies	5,229,661	10,106,084	17,268,886
Group 5 Policies	—	—	31,381

Total net assets	$9,491,694	$40,239,450	$54,268,675

Group 1 variable accumulation unit value	$12.41	$26.44	$1.54

Group 2 variable accumulation unit value	$12.58	$19.83	$1.24

Group 3 variable accumulation unit value	$—	$17.59	$1.20

Group 4 variable accumulation unit value	$13.01	$17.15	$1.18

Group 5 variable accumulation unit value	$—	$—	$1.00

Identified Cost of Investment	$8,977,345	$37,990,106	$54,284,326

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class

$72,929,943	$9,472,282	$39,905,275	$13,459,467	$22,959,455	$27,006,250	$157,770,672
—	—	—	50,662	—	—	—

(27,332)	10	(23,845)	—	592	(3,176)	(21,951)

1,009	96	400	93	252	174	2,360
114	12	29	10	27	18	300

$72,901,488	$9,472,184	$39,881,001	$13,510,026	$22,959,768	$27,002,882	$157,746,061

$41,521,801	$4,196,097	$10,738,286	$3,591,758	$9,762,404	$6,444,390	$109,191,999
23,473,250	1,957,919	16,370,384	2,474,183	6,725,822	4,925,998	40,673,175
677,374	—	689,909	1,689,390	534,639	—	621,435
7,229,063	3,318,168	12,082,422	5,754,695	5,936,903	15,632,494	7,259,452
—	—	—	—	—	—	—

$72,901,488	$9,472,184	$39,881,001	$13,510,026	$22,959,768	$27,002,882	$157,746,061

$30.18	$12.84	$25.64	$12.07	$23.77	$10.66	$21.56

$11.53	$12.85	$18.27	$12.23	$18.54	$10.62	$8.27

$12.03	$—	$17.85	$12.09	$16.21	$—	$10.88

$13.77	$13.24	$18.01	$12.65	$15.90	$10.93	$12.21

$—	$—	$—	$—	$—	$—	$—

$79,773,996	$8,892,506	$37,233,415	$13,003,805	$22,465,023	$25,511,379	$136,289,227

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class

ASSETS:
Investment at net asset value	$122,286,318	$117,853,755	$50,285,035
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	11,262	(56,094)	(27,242)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,200	1,240	711
Administrative charges	136	130	90

Total net assets	$122,296,244	$117,796,291	$50,256,992

TOTAL NET ASSETS REPRESENTED BY:

Total Net Assets of Policyowners:
Group 1 Policies	$49,724,708	$47,233,170	$32,725,606
Group 2 Policies	27,968,624	33,470,486	12,669,933
Group 3 Policies	3,822,828	1,551,786	318,597
Group 4 Policies	40,773,136	35,538,886	4,542,856
Group 5 Policies	6,948	1,963	—

Total net assets	$122,296,244	$117,796,291	$50,256,992

Group 1 variable accumulation unit value	$35.65	$12.72	$26.65

Group 2 variable accumulation unit value	$23.13	$13.76	$13.22

Group 3 variable accumulation unit value	$24.17	$14.87	$14.72

Group 4 variable accumulation unit value	$23.06	$14.97	$15.60

Group 5 variable accumulation unit value	$10.38	$9.39	$—

Identified Cost of Investment	$117,381,404	$117,741,778	$52,572,771

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class

$42,431,956	$32,836,351	$67,280,400	$23,369,037	$37,848,546	$212,744,738	$16,579,889
—	—	—	—	—	—	—

(22,158)	37,146	(62,486)	(9)	25	(72,996)	14,121

380	305	494	203	290	2,399	115
41	20	45	23	31	271	9

$42,409,377	$32,873,172	$67,217,375	$23,368,802	$37,848,250	$212,669,072	$16,593,886

$15,135,346	$7,357,114	$16,311,350	$8,282,877	$11,436,533	$98,652,889	$3,133,519
9,713,516	13,378,739	16,327,469	4,900,006	7,388,380	55,963,695	4,643,277
—	1,185,788	—	—	—	17,078,665	—
17,534,629	10,951,437	34,578,556	10,185,919	19,023,337	40,973,823	8,817,090
25,886	94	—	—	—	—	—

$42,409,377	$32,873,172	$67,217,375	$23,368,802	$37,848,250	$212,669,072	$16,593,886

$20.84	$8.66	$16.74	$12.17	$11.51	$33.69	$12.55

$13.00	$11.91	$17.20	$12.17	$11.44	$11.21	$12.60

$—	$12.25	$—	$—	$—	$13.14	$—

$16.32	$13.87	$18.86	$12.63	$11.85	$14.31	$12.73

$8.03	$9.30	$—	$—	$—	$—	$—

$59,248,672	$26,929,755	$58,327,517	$21,553,011	$36,582,843	$190,569,545	$13,587,743

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares

ASSETS:
Investment at net asset value	$1,423,956	$33,599,854	$4,818,994
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(80)	(83,587)	(7,210)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	403	33
Administrative charges	—	39	3

Total net assets	$1,423,876	$33,515,825	$4,811,748

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$14,016,069	$925,907
Group 2 Policies	—	12,362,550	1,281,637
Group 3 Policies	1,422,054	761,326	—
Group 4 Policies	—	6,375,880	2,604,204
Group 5 Policies	1,822	—	—

Total net assets	$1,423,876	$33,515,825	$4,811,748

Group 1 variable accumulation unit value	$—	$15.63	$10.01

Group 2 variable accumulation unit value	$—	$11.98	$10.02

Group 3 variable accumulation unit value	$22.16	$19.56	$—

Group 4 variable accumulation unit value	$—	$21.27	$10.56

Group 5 variable accumulation unit value	$9.32	$—	$—

Identified Cost of Investment	$1,187,363	$23,789,430	$4,606,847

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

AllianceBernstein VPS International Value Portfolio— Class A Shares	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II	American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class

$161	$220,142	$1,478,416	$1,207,432	$4,070,203	$86,743	$17,519
—	—	—	—	—	—	—

—	—	(13,735)	(10,992)	(339)	—	—

—	—	—	—	42	—	—
—	—	—	—	3	—	—

$161	$220,142	$1,464,681	$1,196,440	$4,069,819	$86,743	$17,519

$—	$—	$—	$—	$1,127,585	$—	$—
—	—	—	—	1,717,519	—	—
—	201,850	1,464,681	1,196,440	—	—	—
—	—	—	—	1,224,715	—	—
161	18,292	—	—	—	86,743	17,519

$161	$220,142	$1,464,681	$1,196,440	$4,069,819	$86,743	$17,519

$—	$—	$—	$—	$17.12	$—	$—

$—	$—	$—	$—	$12.30	$—	$—

$—	$14.97	$16.73	$17.01	$—	$—	$—

$—	$—	$—	$—	$14.33	$—	$—

$7.68	$11.35	$—	$—	$—	$10.64	$8.15

$167	$204,078	$1,655,198	$1,098,416	$4,049,932	$85,204	$20,604

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class	Delaware VIP Value Series— Standard Class

ASSETS:
Investment at net asset value	$836	$3,279	$56,929
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$836	$3,279	$56,929

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$—	$—
Group 2 Policies	—	—	—
Group 3 Policies	—	—	—
Group 4 Policies	—	—	—
Group 5 Policies	836	3,279	56,929

Total net assets	$836	$3,279	$56,929

Group 1 variable accumulation unit value	$—	$—	$—

Group 2 variable accumulation unit value	$—	$—	$—

Group 3 variable accumulation unit value	$—	$—	$—

Group 4 variable accumulation unit value	$—	$—	$—

Group 5 variable accumulation unit value	$8.06	$9.37	$10.47

Identified Cost of Investment	$901	$3,098	$55,748

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class

$13,257,392	$1,256,817	$1,837,483	$18,682	$162,365,286	$53,918,338	$3,420,262
—	—	—	—	—	—	—

(7,491)	(59)	(29)	—	(96,868)	(32,019)	—

79	—	14	—	1,668	554	—
6	—	2	—	173	61	—

$13,249,816	$1,256,758	$1,837,438	$18,682	$162,266,577	$53,885,704	$3,420,262

$2,038,804	$—	$545,633	$—	$63,034,400	$22,309,178	$—
3,288,769	—	346,738	—	45,672,946	13,492,863	—
453,260	1,256,758	—	—	12,650,743	2,402,284	3,420,262
7,468,983	—	945,067	—	40,886,698	15,681,284	—
—	—	—	18,682	21,790	95	—

$13,249,816	$1,256,758	$1,837,438	$18,682	$162,266,577	$53,885,704	$3,420,262

$11.55	$—	$10.10	$—	$28.31	$19.83	$—

$12.16	$—	$10.31	$—	$16.83	$13.90	$—

$15.96	$12.32	$—	$—	$18.15	$13.98	$11.33

$16.07	$—	$10.36	$—	$18.14	$13.87	$—

$—	$—	$—	$9.11	$9.20	$9.49	$—

$11,050,914	$1,309,420	$1,866,397	$20,120	$180,952,536	$62,888,251	$3,433,882

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class

ASSETS:
Investment at net asset value	$9,306,013	$1,066,796	$4,103,262
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	(8,496)	(12,861)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$9,306,013	$1,058,300	$4,090,401

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$—	$—
Group 2 Policies	—	—	—
Group 3 Policies	9,275,683	935,076	4,062,552
Group 4 Policies	—	—	—
Group 5 Policies	30,330	123,224	27,849

Total net assets	$9,306,013	$1,058,300	$4,090,401

Group 1 variable accumulation unit value	$—	$—	$—

Group 2 variable accumulation unit value	$—	$—	$—

Group 3 variable accumulation unit value	$12.91	$16.11	$24.25

Group 4 variable accumulation unit value	$—	$—	$—

Group 5 variable accumulation unit value	$9.63	$10.78	$8.55

Identified Cost of Investment	$8,605,606	$1,029,840	$3,952,410

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Fidelity® VIP Overseas— Initial Class	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares

$4,938,592	$9,869	$4,058,674	$26,026	$110,776,827	$998,322	$8,343
—	—	—	—	—	—	—

(36)	—	22,955	—	(17,627)	(12,445)	—

—	—	26	—	1,347	—	—
—	—	2	—	107	—	—

$4,938,556	$9,869	$4,081,601	$26,026	$110,757,746	$985,877	$8,343

$—	$—	$861,963	$—	$38,960,092	$—	$—
—	—	889,580	—	51,562,920	—	—
4,936,943	—	—	—	1,977,193	940,121	—
—	—	2,327,531	—	18,257,541	—	—
1,613	9,869	2,527	26,026	—	45,756	8,343

$4,938,556	$9,869	$4,081,601	$26,026	$110,757,746	$985,877	$8,343

$—	$—	$8.50	$—	$31.59	$—	$—

$—	$—	$8.75	$—	$18.12	$—	$—

$14.10	$—	$—	$—	$17.93	$19.79	$—

$—	$—	$8.98	$—	$18.07	$—	$—

$7.97	$9.21	$9.19	$9.48	$—	$9.23	$8.95

$6,215,430	$11,073	$3,876,006	$27,121	$102,464,439	$761,620	$8,926

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class

ASSETS:
Investment at net asset value	$71,855,699	$170	$135,082
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(37,938)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	944	—	—
Administrative charges	85	—	—

Total net assets	$71,816,732	$170	$135,082

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$30,981,283	$—	$—
Group 2 Policies	31,659,186	—	—
Group 3 Policies	1,443,704	—	135,082
Group 4 Policies	7,732,559	—	—
Group 5 Policies	—	170	—

Total net assets	$71,816,732	$170	$135,082

Group 1 variable accumulation unit value	$15.86	$—	$—

Group 2 variable accumulation unit value	$8.78	$—	$—

Group 3 variable accumulation unit value	$10.36	$—	$13.23

Group 4 variable accumulation unit value	$11.11	$—	$—

Group 5 variable accumulation unit value	$—	$9.81	$—

Identified Cost of Investment	$71,753,441	$164	$133,402

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares	PIMCO Global Bond— Administrative Class Shares

$1,857,290	$122,706	$14,134,291	$57	$19,281	$606,936	$277,028
—	—	—	—	—	—	655

—	—	9,085	—	—	—	—

—	—	94	—	—	—	—
—	—	10	—	—	—	—

$1,857,290	$122,706	$14,143,272	$57	$19,281	$606,936	$277,683

$—	$—	$3,501,448	$—	$—	$—	$—
—	—	2,647,226	—	—	—	—
1,857,290	122,706	1,675,556	—	—	606,936	277,683
—	—	6,319,042	—	—	—	—
—	—	—	57	19,281	—	—

$1,857,290	$122,706	$14,143,272	$57	$19,281	$606,936	$277,683

$—	$—	$9.86	$—	$—	$—	$—

$—	$—	$9.93	$—	$—	$—	$—

$16.60	$12.00	$33.17	$—	$—	$18.73	$16.06

$—	$—	$10.19	$—	$—	$—	$—

$8.37	$—	$—	$9.48	$9.63	$9.47	$—

$1,709,760	$107,658	$12,775,207	$57	$20,500	$464,328	$267,065

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares

ASSETS:
Investment at net asset value	$145,640	$7,085,123	$2,490,466
Dividends due and accrued	230	857	6,043
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	45,860	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	53	—
Administrative charges	—	5	—

Total net assets	$145,870	$7,131,782	$2,496,509

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$1,866,387	$—
Group 2 Policies	—	1,650,325	—
Group 3 Policies	145,870	692,147	2,345,073
Group 4 Policies	—	2,922,923	—
Group 5 Policies	—	—	151,436

Total net assets	$145,870	$7,131,782	$2,496,509

Group 1 variable accumulation unit value	$—	$11.48	$—

Group 2 variable accumulation unit value	$—	$11.52	$—

Group 3 variable accumulation unit value	$12.04	$14.57	$15.02

Group 4 variable accumulation unit value	$—	$11.62	$—

Group 5 variable accumulation unit value	$—	$—	$10.40

Identified Cost of Investment	$145,570	$7,059,585	$2,792,076

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

$14,064,485	$11,307,510	$14,670	$57,243,945	$3,963	$810,481	$335
—	—	—	—	—	1,554	—

(8,907)	(1,151)	—	(2,238)	—	—	—

91	86	—	479	—	—	—
8	8	—	38	—	—	—

$14,055,479	$11,306,265	$14,670	$57,241,190	$3,963	$812,035	$335

$3,028,511	$3,038,438	$—	$13,962,895	$—	$—	$—
2,990,620	2,607,791	—	18,087,145	—	—	—
—	—	—	4,283,456	—	743,956	—
8,036,348	5,648,378	—	20,904,276	—	—	—
—	11,658	14,670	3,418	3,963	68,079	335

$14,055,479	$11,306,265	$14,670	$57,241,190	$3,963	$812,035	$335

$12.73	$12.56	$—	$15.16	$—	$—	$—

$12.81	$12.61	$—	$15.56	$—	$—	$—

$—	$—	$—	$14.59	$—	$13.70	$—

$13.15	$13.16	$—	$14.68	$—	$—	$—

$—	$9.34	$9.43	$9.36	$8.64	$10.17	$9.30

$12,961,508	$9,594,403	$15,460	$62,078,924	$4,357	$816,585	$348

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I

ASSETS:
Investment at net asset value	$44,490	$1,145,276	$50,272,003
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	—	(11,051)	(32,075)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	475
Administrative charges	—	—	46

Total net assets	$44,490	$1,134,225	$50,239,407

TOTAL NET ASSETS REPRESENTED BY:
Total Net Assets of Policyowners:
Group 1 Policies	$—	$—	$16,784,620
Group 2 Policies	—	—	14,510,814
Group 3 Policies	—	1,134,225	1,475,094
Group 4 Policies	—	—	17,466,709
Group 5 Policies	44,490	—	2,170

Total net assets	$44,490	$1,134,225	$50,239,407

Group 1 variable accumulation unit value	$—	$—	$23.67

Group 2 variable accumulation unit value	$—	$—	$24.70

Group 3 variable accumulation unit value	$—	$20.76	$27.51

Group 4 variable accumulation unit value	$—	$—	$28.27

Group 5 variable accumulation unit value	$9.95	$—	$8.74

Identified Cost of Investment	$47,839	$1,114,151	$59,699,910

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares

$7,968,673	$43,464,359	$1,135,539	$25,780
—	—	—	—

17,269	(96,050)	—	—

53	299	—	—
6	30	—	—

$7,985,883	$43,367,980	$1,135,539	$25,780

$2,152,524	$10,859,458	$—	$—
1,304,507	8,865,217	—	—
1,556,209	2,274,071	1,075,511	—
2,970,459	21,346,866	—	—
2,184	22,368	60,028	25,780

$7,985,883	$43,367,980	$1,135,539	$25,780

$9.64	$18.14	$—	$—

$9.71	$17.69	$—	$—

$24.07	$35.48	$10.91	$—

$10.18	$18.83	$—	$—

$10.01	$8.11	$9.67	$8.90

$7,218,442	$43,486,868	$1,125,448	$27,503

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations

For the year ended December 31, 2011

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$148,427	$1,226,854	$5,627	$1,147,765	$190,473
Mortality and expense risk charges	(51,944)	(196,426)	(254,866)	(424,093)	(45,115)
Administrative charges	(2,844)	(16,095)	(14,546)	(43,766)	(3,432)

Net investment income (loss)	93,639	1,014,333	(263,785)	679,906	141,926

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,161,948	5,062,135	28,895,832	8,265,925	2,329,655
Cost of investments sold	(1,127,437)	(4,608,368)	(28,898,240)	(10,497,461)	(1,958,555)

Net realized gain (loss) on investments	34,511	453,767	(2,408)	(2,231,536)	371,100
Realized gain distribution received	—	569,744	—	—	34,457
Change in unrealized appreciation (depreciation) on investments	83,767	427,677	3,504	2,330,689	(351,480)

Net gain (loss) on investments	118,278	1,451,188	1,096	99,153	54,077

Net increase (decrease) in net assets resulting from operations	$211,917	$2,465,521	$(262,689)	$779,059	$196,003

	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$2,004,148	$1,586,411	$—	$620,077	$445,091
Mortality and expense risk charges	(290,246)	(268,311)	(171,586)	(387,589)	(131,857)
Administrative charges	(33,688)	(17,608)	(7,636)	(17,611)	(8,403)

Net investment income (loss)	1,680,214	1,300,492	(179,222)	214,877	304,831

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,935,917	4,999,235	3,493,227	5,687,240	4,037,362
Cost of investments sold	(6,533,750)	(5,907,769)	(2,473,986)	(7,157,005)	(4,304,317)

Net realized gain (loss) on investments	(1,597,833)	(908,534)	1,019,241	(1,469,765)	(266,955)
Realized gain distribution received	—	—	—	—	55,994
Change in unrealized appreciation (depreciation) on investments	1,680,897	(8,779,514)	(1,103,856)	(1,156,943)	(63,358)

Net gain (loss) on investments	83,064	(9,688,048)	(84,615)	(2,626,708)	(274,319)

Net increase (decrease) in net assets resulting from operations	$1,763,278	$(8,387,556)	$(263,837)	$(2,411,831)	$30,512

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

$1,019,084	$565,303	$750,368	$258,010	$774,640	$7,607,838	$1,756,024
(226,342)	(61,480)	(118,597)	(163,457)	(955,174)	(641,354)	(659,958)
(11,696)	(3,130)	(9,446)	(7,722)	(116,625)	(49,392)	(49,289)

781,046	500,693	622,325	86,831	(297,159)	6,917,092	1,046,777

4,999,407	3,043,694	4,315,406	6,234,472	15,804,310	13,456,074	9,315,004
(4,260,290)	(2,884,956)	(4,058,483)	(7,338,880)	(13,871,037)	(13,407,648)	(10,626,505)

739,117	158,738	256,923	(1,104,408)	1,933,273	48,426	(1,311,501)
—	—	186,552	—	—	—	—

(3,815,003)	(447,640)	111,547	278,094	(4,712,176)	(225,735)	(2,281,071)

(3,075,886)	(288,902)	555,022	(826,314)	(2,778,903)	(177,309)	(3,592,572)

$(2,294,840)	$211,791	$1,177,347	$(739,483)	$(3,076,062)	$6,739,783	$(2,545,795)

MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares(a)

$438,345	$3,712,802	$152,943	$1,461	$—	$23,951	$4
(210,434)	(1,128,140)	(90,216)	(2)	(198,915)	(26,495)	—
(11,893)	(103,511)	(3,228)	—	(15,531)	(963)	—

216,018	2,481,151	59,499	1,459	(214,446)	(3,507)	4

3,531,036	21,764,111	1,777,174	58,544	5,303,032	779,866	4
(3,744,765)	(18,289,105)	(1,368,551)	(53,647)	(2,370,296)	(446,425)	(5)

(213,729)	3,475,006	408,623	4,897	2,932,736	333,441	(1)
—	—	—	—	—	—	—

(688,238)	(2,863,372)	(1,001,279)	(7,048)	(3,963,243)	(798,971)	(6)

(901,967)	611,634	(592,656)	(2,151)	(1,030,507)	(465,530)	(7)

$(685,949)	$3,092,785	$(533,157)	$(692)	$(1,244,953)	$(469,037)	$(3)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II	American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class(a)

INVESTMENT INCOME (LOSS):
Dividend income	$7,680	$21,775	$22,130	$53,755	$4
Mortality and expense risk charges	(65)	—	—	(21,951)	(320)
Administrative charges	—	—	—	(1,238)	—

Net investment income (loss)	7,615	21,775	22,130	30,566	(316)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,370	239,018	55,908	620,518	931
Cost of investments sold	(15,094)	(289,567)	(72,989)	(644,502)	(923)

Net realized gain (loss) on investments	1,276	(50,549)	(17,081)	(23,984)	8
Realized gain distribution received	2,233	—	—	—	4
Change in unrealized appreciation (depreciation) on investments	10,051	(183,909)	8,775	154,810	1,539

Net gain (loss) on investments	13,560	(234,458)	(8,306)	130,826	1,551

Net increase (decrease) in net assets resulting from operations	$21,175	$(212,683)	$13,824	$161,392	$1,235

	DWS Small Cap Index VIP— Class A Shares(a)	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,740,605	$1,398,844	$13,283	$186,158
Mortality and expense risk charges	(63)	(882,513)	(294,266)	—	(99)
Administrative charges	—	(68,225)	(23,143)	—	—

Net investment income (loss)	(63)	789,867	1,081,435	13,283	186,059

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	146	15,531,687	6,584,796	227,170	187,116
Cost of investments sold	(174)	(13,958,099)	(7,436,565)	(240,455)	(224,338)

Net realized gain (loss) on investments	(28)	1,573,588	(851,769)	(13,285)	(37,222)
Realized gain distribution received	—	—	—	12,211	208,570
Change in unrealized appreciation (depreciation) on investments	(1,438)	(7,608,735)	(20,943)	(1,288)	(180,014)

Net gain (loss) on investments	(1,466)	(6,035,147)	(872,712)	(2,362)	(8,666)

Net increase (decrease) in net assets resulting from operations	$(1,529)	$(5,245,280)	$208,723	$10,921	$177,393

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Delaware VIP Emerging Markets Series— Standard Class(a)	Delaware VIP International Value Equity Series— Standard Class(a)	Delaware VIP Small Cap Value Series— Standard Class(a)	Delaware VIP Value Series— Standard Class(a)	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares

$1	$—	$—	$—	$—	$6,664	$19,400
(63)	(1)	(2)	(193)	(72,661)	—	(9,824)
—	—	—	—	(2,510)	—	(584)

(62)	(1)	(2)	(193)	(75,171)	6,664	8,992

572	27	30	501	3,777,043	342,074	446,683
(632)	(33)	(30)	(549)	(2,803,807)	(514,907)	(342,407)

(60)	(6)	—	(48)	973,236	(172,833)	104,276
—	—	—	—	—	—	—
(3,085)	(66)	181	1,181	(2,009,731)	(71,694)	(263,467)

(3,145)	(72)	181	1,133	(1,036,495)	(244,527)	(159,191)

$(3,207)	$(73)	$179	$940	$(1,111,666)	$(237,863)	$(150,199)

Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Overseas— Initial Class	Invesco V.I. Global Real Estate Fund— Series I Shares(a)	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares(a)	Janus Aspen Balanced Portfolio— Institutional Shares

$50,359	$11,658	$81,836	$321	$56,470	$179	$2,821,144
(447)	(96)	(1)	(32)	(20,797)	(91)	(611,783)
—	—	—	—	(844)	—	(40,879)

49,912	11,562	81,835	289	34,829	88	2,168,482

118,638	716,462	813,814	113	299,923	234	12,308,215
(112,080)	(794,369)	(1,210,481)	(131)	(255,552)	(273)	(10,102,794)

6,558	(77,907)	(396,667)	(18)	44,371	(39)	2,205,421
10,491	7,725	11,388	—	—	—	6,039,611
4,321	(474,397)	(785,335)	(1,204)	(391,650)	(1,096)	(9,076,320)

21,370	(544,579)	(1,170,614)	(1,222)	(347,279)	(1,135)	(831,288)

$71,282	$(533,017)	$(1,088,779)	$(933)	$(312,450)	$(1,047)	$1,337,194

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares(a)	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class(a)	MFS® Investors Trust Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$18	$482,860	$—	$1,266
Mortality and expense risk charges	(165)	(26)	(444,363)	—	—
Administrative charges	—	—	(35,949)	—	—

Net investment income (loss)	(165)	(8)	2,548	—	1,266

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	48,804	92	8,937,607	5	10,220
Cost of investments sold	(40,446)	(103)	(10,254,545)	(6)	(10,437)

Net realized gain (loss) on investments	8,358	(11)	(1,316,938)	(1)	(217)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(23,558)	(583)	(10,655,256)	6	(3,444)

Net gain (loss) on investments	(15,200)	(594)	(11,972,194)	5	(3,661)

Net increase (decrease) in net assets resulting from operations	$(15,365)	$(602)	$(11,969,646)	$5	$(2,395)

	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class

INVESTMENT INCOME (LOSS):
Dividend income	$4,045	$86,803	$58,771	$376,684	$40,169
Mortality and expense risk charges	—	(19,978)	(563)	(82,537)	(63,356)
Administrative charges	—	(1,113)	—	(3,369)	(3,107)

Net investment income (loss)	4,045	65,712	58,208	290,778	(26,294)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	255,432	2,285,197	88,801	2,040,858	1,853,101
Cost of investments sold	(249,729)	(2,205,376)	(84,646)	(2,583,555)	(1,790,683)

Net realized gain (loss) on investments	5,703	79,821	4,155	(542,697)	62,418
Realized gain distribution received	—	182,698	33,896	—	—
Change in unrealized appreciation (depreciation) on investments	(3,885)	109,132	(17,617)	(1,756,968)	(493,636)

Net gain (loss) on investments	1,818	371,651	20,434	(2,299,665)	(431,218)

Net increase (decrease) in net assets resulting from operations	$5,863	$437,363	$78,642	$(2,008,887)	$(457,512)

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class(a)	MFS® VIT II International Value Portfolio(a)	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares	PIMCO Global Bond— Administrative Class Shares

$—	$1,224	$408,329	$1	$216	$—	$7,330
—	—	(57,056)	—	(67)	—	—
—	—	(3,002)	—	—	—	—

—	1,224	348,271	1	149	—	7,330

305,693	28,038	2,619,266	29	206	39,807	55,527
(301,899)	(29,903)	(1,868,636)	(34)	(228)	(35,562)	(47,901)

3,794	(1,865)	750,630	(5)	(22)	4,245	7,626
282,779	—	—	—	—	—	6,160
(518,820)	(719)	(449,418)	—	(1,219)	(3,831)	212

(232,247)	(2,584)	301,212	(5)	(1,241)	414	13,998

$(232,247)	$(1,360)	$649,483	$(4)	$(1,092)	$414	$21,328

T. Rowe Price Blue Chip Growth Portfolio(a)	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio(a)	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price New America Growth Portfolio(a)	The Merger Fund VL(a)	UIF Emerging Markets Debt Portfolio— Class I

$—	$1,041,937	$67	$19,355	$1	$2,744	$30,681
(55)	(293,973)	(9)	(255)	—	(160)	—
—	(14,812)	—	—	—	—	—

(55)	733,152	58	19,100	1	2,584	30,681

150	6,270,622	23	194,587	9	467	60,898
(161)	(6,769,990)	(27)	(192,301)	(10)	(488)	(62,663)

(11)	(499,368)	(4)	2,286	(1)	(21)	(1,765)
—	—	—	6,380	20	—	9,557
(791)	(949,959)	(394)	(14,930)	(13)	(3,349)	20,457

(802)	(1,449,327)	(398)	(6,264)	6	(3,370)	28,249

$(857)	$(716,175)	$(340)	$12,836	$7	$(786)	$58,930

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares(a)

INVESTMENT INCOME (LOSS):
Dividend income	$247,292	$60,088	$592,518	$10,710	$89
Mortality and expense risk charges	(314,588)	(30,169)	(263,924)	(177)	(94)
Administrative charges	(20,120)	(1,963)	(13,372)	—	—

Net investment income (loss)	(87,416)	27,956	315,222	10,533	(5)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,110,528	1,620,769	7,293,704	179,233	224
Cost of investments sold	(8,505,548)	(1,412,064)	(7,404,529)	(197,532)	(265)

Net realized gain (loss) on investments	(395,020)	208,705	(110,825)	(18,299)	(41)
Realized gain distribution received	—	—	634,442	6,694	—
Change in unrealized appreciation (depreciation) on investments	(11,430,576)	162,270	(9,880,689)	(29,463)	(1,723)

Net gain (loss) on investments	(11,825,596)	370,975	(9,357,072)	(41,068)	(1,764)

Net increase (decrease) in net assets resulting from operations	$(11,913,012)	$398,931	$(9,041,850)	$(30,535)	$(1,769)

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

(This page intentionally left blank)

Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$93,639	$78,042	$1,014,333	$994,575
Net realized gain (loss) on investments	34,511	(42,986)	453,767	385,076
Realized gain distribution received	—	—	569,744	501,226
Change in unrealized appreciation (depreciation) on investments	83,767	1,068,250	427,677	757,721

Net increase (decrease) in net assets resulting from operations	211,917	1,103,306	2,465,521	2,638,598

Contributions and (Withdrawals):
Payments received from policyowners	947,548	1,085,114	3,335,812	3,617,064
Cost of insurance	(609,877)	(620,302)	(2,357,037)	(2,437,963)
Policyowners’ surrenders	(381,050)	(284,116)	(2,352,352)	(2,211,999)
Net transfers from (to) Fixed Account	(147,938)	(142,783)	(734,518)	(553,223)
Transfers between Investment Divisions	(91,244)	(77,032)	1,307,210	2,251,241
Policyowners’ death benefits	(35,973)	(20,803)	(111,933)	(99,532)

Net contributions and (withdrawals)	(318,534)	(59,922)	(912,818)	565,588

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(86)	—	(259)

Increase (decrease) in net assets	(106,617)	1,043,298	1,552,703	3,203,927
NET ASSETS:
Beginning of year	9,598,311	8,555,013	38,686,747	35,482,820

End of year	$9,491,694	$9,598,311	$40,239,450	$38,686,747

	MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$500,693	$436,965	$622,325	$623,072
Net realized gain (loss) on investments	158,738	(128,612)	256,923	315,160
Realized gain distribution received	—	—	186,552	362,105
Change in unrealized appreciation (depreciation) on investments	(447,640)	586,415	111,547	(202,918)

Net increase (decrease) in net assets resulting from operations	211,791	894,768	1,177,347	1,097,419

Contributions and (Withdrawals):
Payments received from policyowners	1,535,191	1,501,265	2,215,718	2,512,363
Cost of insurance	(784,857)	(821,708)	(1,671,846)	(1,775,941)
Policyowners’ surrenders	(742,688)	(730,503)	(1,307,640)	(1,662,680)
Net transfers from (to) Fixed Account	(431,152)	(195,803)	(695,518)	(395,003)
Transfers between Investment Divisions	1,023,003	1,267,997	(439,738)	1,266,381
Policyowners’ death benefits	(71,797)	(55,103)	(71,745)	(240,767)

Net contributions and (withdrawals)	527,700	966,145	(1,970,769)	(295,647)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(77)	—	(98)

Increase (decrease) in net assets	739,491	1,860,836	(793,422)	801,674
NET ASSETS:
Beginning of year	12,770,535	10,909,699	23,753,190	22,951,516

End of year	$13,510,026	$12,770,535	$22,959,768	$23,753,190

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Cash Management		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Initial Class		MainStay VP Convertible— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(263,785)	$(267,756)	$679,906	$734,016	$141,926	$148,377	$781,046	$946,518
(2,408)	(51)	(2,231,536)	(5,623,113)	371,100	93,986	739,117	367,377
—	—	—	—	34,457	—	—	—

3,504	(6,380)	2,330,689	13,333,018	(351,480)	588,065	(3,815,003)	5,284,256

(262,689)	(274,187)	779,059	8,443,921	196,003	830,428	(2,294,840)	6,598,151

7,547,820	8,241,505	7,615,353	8,611,005	712,950	704,225	3,734,630	3,958,677
(4,489,868)	(4,691,348)	(5,581,330)	(5,834,420)	(526,193)	(487,704)	(2,741,401)	(2,717,238)
(12,757,375)	(10,994,466)	(4,917,849)	(4,826,609)	(633,513)	(691,098)	(2,618,360)	(2,358,077)
(2,327,071)	(303,602)	(1,804,734)	(2,709,424)	(304,786)	(61,336)	(833,400)	(1,257,679)
9,570,053	(1,670,213)	(2,017,399)	(2,579,621)	1,960,758	1,086,268	485,596	714,390
(134,574)	(75,493)	(214,507)	(432,544)	(55,761)	(82,270)	(281,361)	(135,591)

(2,591,015)	(9,493,617)	(6,920,466)	(7,771,613)	1,153,455	468,085	(2,254,296)	(1,795,518)

—	—	—	(1,129)	—	(65)	—	(605)

(2,853,704)	(9,767,804)	(6,141,407)	671,179	1,349,458	1,298,448	(4,549,136)	4,802,028

57,122,379	66,890,183	79,042,895	78,371,716	8,122,726	6,824,278	44,430,137	39,628,109

$54,268,675	$57,122,379	$72,901,488	$79,042,895	$9,472,184	$8,122,726	$39,881,001	$44,430,137

MainStay VP Growth Allocation— Initial Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$86,831	$158,326	$(297,159)	$(189,537)	$6,917,092	$6,256,198	$1,046,777	$305,955
(1,104,408)	(567,252)	1,933,273	(367,394)	48,426	753,012	(1,311,501)	(3,073,053)
—	—	—	—	—	—	—	—

278,094	4,181,295	(4,712,176)	18,431,100	(225,735)	6,315,316	(2,281,071)	21,717,147

(739,483)	3,772,369	(3,076,062)	17,874,169	6,739,783	13,324,526	(2,545,795)	18,950,049

4,587,972	4,842,868	19,199,407	21,517,559	11,190,315	11,578,780	12,775,602	13,871,950
(1,894,233)	(1,815,471)	(14,509,375)	(14,900,123)	(8,054,866)	(8,073,215)	(7,851,242)	(7,976,141)
(4,455,587)	(1,054,565)	(11,120,630)	(11,053,823)	(7,981,820)	(6,668,810)	(5,774,921)	(6,655,962)
(335,268)	(267,255)	(3,836,583)	(4,220,017)	(2,371,954)	(2,484,754)	(1,939,695)	(3,320,725)
(525,781)	146,509	(2,817,826)	(3,647,839)	1,296,501	2,576,196	(1,715,236)	(2,779,940)
(18,984)	(6,966)	(505,323)	(358,828)	(401,601)	(684,212)	(396,072)	(398,263)

(2,641,881)	1,845,120	(13,590,330)	(12,663,071)	(6,323,425)	(3,756,015)	(4,901,564)	(7,259,081)

—	(198)	—	(651)	—	(1,378)	—	(2,038)

(3,381,364)	5,617,291	(16,666,392)	5,210,447	416,358	9,567,133	(7,447,359)	11,688,930

30,384,246	24,766,955	174,412,453	169,202,006	121,879,886	112,312,753	125,243,650	113,554,720

$27,002,882	$30,384,246	$157,746,061	$174,412,453	$122,296,244	$121,879,886	$117,796,291	$125,243,650

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,680,214	$1,234,760	$1,300,492	$1,351,728
Net realized gain (loss) on investments	(1,597,833)	(2,506,841)	(908,534)	(936,640)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,680,897	7,872,316	(8,779,514)	1,618,947

Net increase (decrease) in net assets resulting from operations	1,763,278	6,600,235	(8,387,556)	2,034,035

Contributions and (Withdrawals):
Payments received from policyowners	4,932,734	5,436,131	5,808,339	6,450,293
Cost of insurance	(4,218,026)	(4,280,415)	(2,887,775)	(3,232,738)
Policyowners’ surrenders	(3,116,880)	(3,051,490)	(2,555,753)	(2,901,936)
Net transfers from (to) Fixed Account	(798,040)	(1,092,783)	(1,236,460)	(1,412,434)
Transfers between Investment Divisions	(231,433)	(797,199)	(1,185,929)	(1,712,114)
Policyowners’ death benefits	(237,173)	(280,087)	(51,249)	(302,421)

Net contributions and (withdrawals)	(3,668,818)	(4,065,843)	(2,108,827)	(3,111,350)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(695)	—	(338)

Increase (decrease) in net assets	(1,905,540)	2,533,697	(10,496,383)	(1,077,653)
NET ASSETS:
Beginning of year	52,162,532	49,628,835	52,905,760	53,983,413

End of year	$50,256,992	$52,162,532	$42,409,377	$52,905,760

	MainStay VP S&P 500 Index— Initial Class		MainStay VP U.S. Small Cap— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,481,151	$2,608,222	$59,499	$(76,397)
Net realized gain (loss) on investments	3,475,006	451,924	408,623	219,900
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,863,372)	25,365,776	(1,001,279)	3,340,341

Net increase (decrease) in net assets resulting from operations	3,092,785	28,425,922	(533,157)	3,483,844

Contributions and (Withdrawals):
Payments received from policyowners	20,782,754	23,258,192	2,099,561	2,329,982
Cost of insurance	(14,888,592)	(15,281,008)	(1,073,373)	(1,050,318)
Policyowners’ surrenders	(13,330,584)	(12,631,315)	(908,288)	(990,506)
Net transfers from (to) Fixed Account	(4,663,749)	(4,606,219)	(451,846)	(550,696)
Transfers between Investment Divisions	(4,873,633)	(5,787,118)	(148,869)	(225,206)
Policyowners’ death benefits	(464,593)	(1,039,509)	(23,470)	(21,127)

Net contributions and (withdrawals)	(17,438,397)	(16,086,977)	(506,285)	(507,871)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(2,959)	—	(159)

Increase (decrease) in net assets	(14,345,612)	12,335,986	(1,039,442)	2,975,814
NET ASSETS:
Beginning of year	227,014,684	214,678,698	17,633,328	14,657,514

End of year	$212,669,072	$227,014,684	$16,593,886	$17,633,328

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(179,222)	$(153,991)	$214,877	$(136,043)	$304,831	$336,995	$216,018	$331,552
1,019,241	571,625	(1,469,765)	(2,594,004)	(266,955)	(355,778)	(213,729)	(371,929)
—	—	—	—	55,994	—	—	—

(1,103,856)	3,960,728	(1,156,943)	16,503,053	(63,358)	2,482,889	(688,238)	4,507,415

(263,837)	4,378,362	(2,411,831)	13,773,006	30,512	2,464,106	(685,949)	4,467,038

3,596,355	3,751,678	7,812,146	8,665,908	2,594,445	2,600,723	5,372,220	5,613,190
(2,044,607)	(1,883,036)	(4,318,684)	(4,300,079)	(1,387,339)	(1,264,881)	(2,435,361)	(2,410,788)
(1,561,098)	(1,741,026)	(3,484,529)	(3,717,559)	(1,968,124)	(1,125,628)	(1,353,191)	(1,604,869)
(816,080)	(688,806)	(1,451,792)	(1,828,323)	(421,589)	188,796	(261,963)	(436,373)
1,431,505	1,424,293	(1,516,652)	(1,927,673)	391,786	2,072,569	367,419	1,688,448
(56,765)	(138,149)	(159,537)	(138,191)	(7,142)	(16,951)	(1,252,779)	(59,855)

549,310	724,954	(3,119,048)	(3,245,917)	(797,963)	2,454,628	436,345	2,789,753

—	(123)	—	(1,045)	—	(173)	—	(275)

285,473	5,103,193	(5,530,879)	10,526,044	(767,451)	4,918,561	(249,604)	7,256,516

32,587,699	27,484,506	72,748,254	62,222,210	24,136,253	19,217,692	38,097,854	30,841,338

$32,873,172	$32,587,699	$67,217,375	$72,748,254	$23,368,802	$24,136,253	$37,848,250	$38,097,854

Alger Capital Appreciation Portfolio— Class I-2 Shares		Alger Small Cap Growth Portfolio— Class I-2 Shares		AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares		AllianceBernstein VPS International Value Portfolio— Class A Shares
2011	2010	2011	2010	2011	2010	2011(a)

$1,459	$4,329	$(214,446)	$(208,350)	$(3,507)	$(2,851)	$4
4,897	(10,046)	2,932,736	2,055,156	333,441	295,397	(1)
—	—	—	—	—	—	—

(7,048)	165,851	(3,963,243)	6,123,878	(798,971)	473,174	(6)

(692)	160,134	(1,244,953)	7,970,684	(469,037)	765,720	(3)

78,441	55,842	2,812,471	3,264,752	796,312	549,519	—
(40,371)	(43,051)	(2,185,431)	(2,266,414)	(318,710)	(223,524)	(4)
(372)	—	(2,303,005)	(2,386,201)	(105,104)	(88,502)	—
1,774	(25)	(1,295,665)	(1,135,269)	(120,857)	(17,578)	168
102,796	50,061	(1,610,157)	(1,311,515)	323,009	1,092,623	—
—	—	(51,189)	(68,192)	(14,473)	(7,044)	—

142,268	62,827	(4,632,976)	(3,902,839)	560,177	1,305,494	164

—	—	—	(942)	—	(69)	—

141,576	222,961	(5,877,929)	4,066,903	91,140	2,071,145	161

1,282,300	1,059,339	39,393,754	35,326,851	4,720,608	2,649,463	—

$1,423,876	$1,282,300	$33,515,825	$39,393,754	$4,811,748	$4,720,608	$161

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	American Century® VP Inflation Protection— Class II		American Century® VP International— Class II
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,615	$2,702	$21,775	$33,338
Net realized gain (loss) on investments	1,276	2,165	(50,549)	(74,166)
Realized gain distribution received	2,233	—	—	—
Change in unrealized appreciation (depreciation) on investments	10,051	2,083	(183,909)	239,393

Net increase (decrease) in net assets resulting from operations	21,175	6,950	(212,683)	198,565

Contributions and (Withdrawals):
Payments received from policyowners	15,756	22,414	134,961	84,958
Cost of insurance	(5,225)	(10,934)	(72,098)	(71,492)
Policyowners’ surrenders	(9,019)	—	(26,311)	(7,118)
Net transfers from (to) Fixed Account	16,918	653	(937)	(9,952)
Transfers between Investment Divisions	(1,196)	33,807	(171,868)	90,682
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	17,234	45,940	(136,253)	87,078

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	38,409	52,890	(348,936)	285,643
NET ASSETS:
Beginning of year	181,733	128,843	1,813,617	1,527,974

End of year	$220,142	$181,733	$1,464,681	$1,813,617

	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class
	2011(a)	2011(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1)	$(2)
Net realized gain (loss) on investments	(6)	—
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	(66)	181

Net increase (decrease) in net assets resulting from operations	(73)	179

Contributions and (Withdrawals):
Payments received from policyowners	430	—
Cost of insurance	(41)	(30)
Policyowners’ surrenders	—	—
Net transfers from (to) Fixed Account	520	1,822
Transfers between Investment Divisions	—	1,308
Policyowners’ death benefits	—	—

Net contributions and (withdrawals)	909	3,100

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—

Increase (decrease) in net assets	836	3,279
NET ASSETS:
Beginning of year	—	—

End of year	$836	$3,279

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

American Century® VP Value— Class II		Calvert VP SRI Balanced Portfolio		Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class
2011	2010	2011	2010	2011(a)	2011(a)

$22,130	$21,568	$30,566	$34,620	$(316)	$(62)
(17,081)	(90,813)	(23,984)	(21,787)	8	(60)
—	—	—	—	4	—

8,775	210,123	154,810	415,295	1,539	(3,085)

13,824	140,878	161,392	428,128	1,235	(3,207)

81,037	91,113	479,278	489,537	3,798	1,644
(32,629)	(33,069)	(273,637)	(264,229)	(1,360)	(400)
(10,992)	—	(363,716)	(292,269)	—	—
(7,932)	(4,538)	(45,440)	(54,705)	83,125	19,295
(8,487)	(19,089)	(23,236)	23,464	(55)	187
—	—	(3,117)	(7,600)	—	—

20,997	34,417	(229,868)	(105,802)	85,508	20,726

—	—	—	(49)	—	—

34,821	175,295	(68,476)	322,277	86,743	17,519

1,161,619	986,324	4,138,295	3,816,018	—	—

$1,196,440	$1,161,619	$4,069,819	$4,138,295	$86,743	$17,519

Delaware VIP Value Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares		Dreyfus VIF Opportunistic Small Cap— Initial Shares		DWS Dreman Small Mid Cap Value VIP—Class A Shares
2011(a)	2011	2010	2011	2010	2011	2010

$(193)	$(75,171)	$(60,232)	$6,664	$10,033	$8,992	$12,430
(48)	973,236	301,080	(172,833)	(69,048)	104,276	162,102
—	—	—	—	—	—	—

1,181	(2,009,731)	2,859,701	(71,694)	464,498	(263,467)	58,354

940	(1,111,666)	3,100,549	(237,863)	405,483	(150,199)	232,886

3,720	1,610,790	1,498,763	63,766	41,201	301,369	257,920
(1,132)	(1,000,101)	(823,993)	(18,072)	(16,224)	(128,023)	(90,049)
—	(619,371)	(728,340)	(164,059)	(19,446)	(63,435)	(53,136)
53,415	(648,843)	(271,362)	623	(3,990)	5,770	(2,173)
(14)	(114,854)	1,588,540	(97,689)	53,483	377,033	137,652
—	(57,281)	(18,536)	(1,300)	—	—	—

55,989	(829,660)	1,245,072	(216,731)	55,024	492,714	250,214

—	—	36	—	—	—	(16)

56,929	(1,941,326)	4,345,657	(454,594)	460,507	342,515	483,084

—	15,191,142	10,845,485	1,711,352	1,250,845	1,494,923	1,011,839

$56,929	$13,249,816	$15,191,142	$1,256,758	$1,711,352	$1,837,438	$1,494,923

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class
	2011(a)	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(63)	$789,867	$1,108,974
Net realized gain (loss) on investments	(28)	1,573,588	(404,086)
Realized gain distribution received	—	—	73,224
Change in unrealized appreciation (depreciation) on investments	(1,438)	(7,608,735)	24,487,153

Net increase (decrease) in net assets resulting from operations	(1,529)	(5,245,280)	25,265,265

Contributions and (Withdrawals):
Payments received from policyowners	2,505	15,585,940	17,144,047
Cost of insurance	(443)	(10,155,964)	(10,204,990)
Policyowners’ surrenders	—	(8,282,281)	(10,201,298)
Net transfers from (to) Fixed Account	18,110	(3,626,211)	(4,737,934)
Transfers between Investment Divisions	39	(2,438,329)	(1,104,061)
Policyowners’ death benefits	—	(188,754)	(607,261)

Net contributions and (withdrawals)	20,211	(9,105,599)	(9,711,497)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	(2,346)

Increase (decrease) in net assets	18,682	(14,350,879)	15,551,422
NET ASSETS:
Beginning of year	—	176,617,456	161,066,034

End of year	$18,682	$162,266,577	$176,617,456

	Fidelity® VIP Mid Cap— Initial Class		Fidelity® VIP Overseas— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,562	$16,469	$81,835	$81,999
Net realized gain (loss) on investments	(77,907)	(39,905)	(396,667)	(29,467)
Realized gain distribution received	7,725	13,407	11,388	11,182
Change in unrealized appreciation (depreciation) on investments	(474,397)	1,109,410	(785,335)	711,122

Net increase (decrease) in net assets resulting from operations	(533,017)	1,099,381	(1,088,779)	774,836

Contributions and (Withdrawals):
Payments received from policyowners	206,979	276,877	80,571	127,677
Cost of insurance	(108,894)	(112,361)	(96,066)	(95,833)
Policyowners’ surrenders	(30,333)	(69,762)	(193,306)	(44,772)
Net transfers from (to) Fixed Account	(27,164)	19	(68,016)	(3,922)
Transfers between Investment Divisions	(422,755)	228,414	(41,933)	926,707
Policyowners’ death benefits	(2,869)	—	—	—

Net contributions and (withdrawals)	(385,036)	323,187	(318,750)	909,857

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(918,053)	1,422,568	(1,407,529)	1,684,693
NET ASSETS:
Beginning of year	5,008,454	3,585,886	6,346,085	4,661,392

End of year	$4,090,401	$5,008,454	$4,938,556	$6,346,085

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Fidelity® VIP Equity-Income— Initial Class		Fidelity® VIP Growth— Initial Class		Fidelity® VIP Index 500— Initial Class		Fidelity® VIP Investment Grade Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,081,435	$678,178	$13,283	$8,611	$186,059	$157,593	$49,912	$34,113
(851,769)	(1,245,927)	(13,285)	(20,446)	(37,222)	(45,483)	6,558	6,946
—	—	12,211	10,350	208,570	131,433	10,491	10,383

(20,943)	7,853,334	(1,288)	682,485	(180,014)	908,653	4,321	20,446

208,723	7,285,585	10,921	681,000	177,393	1,152,196	71,282	71,888

5,708,724	6,244,633	4,965	9,570	125,608	146,342	34,523	103,138
(3,457,667)	(3,497,189)	(41,313)	(38,055)	(177,247)	(165,211)	(37,822)	(44,119)
(3,195,963)	(3,174,557)	(163,627)	(60,050)	(30,333)	(46,265)	(8,496)	(34,403)
(920,609)	(1,171,140)	—	(251)	28,174	(109)	92,252	1,266
(1,732,233)	(1,420,379)	122,997	15,986	432,898	757,337	(53,591)	(117,615)
(108,432)	(63,484)	—	—	—	—	—	—

(3,706,180)	(3,082,116)	(76,978)	(72,800)	379,100	692,094	26,866	(91,733)

—	(1,073)	—	—	—	—	—	—

(3,497,457)	4,202,396	(66,057)	608,200	556,493	1,844,290	98,148	(19,845)

57,383,161	53,180,765	3,486,319	2,878,119	8,749,520	6,905,230	960,152	979,997

$53,885,704	$57,383,161	$3,420,262	$3,486,319	$9,306,013	$8,749,520	$1,058,300	$960,152

Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V. I. International Growth Fund— Series I Shares		Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares
2011(a)	2011	2010	2011(a)	2011	2010

$289	$34,829	$50,723	$88	$2,168,482	$2,625,930
(18)	44,371	(1,803)	(39)	2,205,421	1,810,619
—	—	—	—	6,039,611	—

(1,204)	(391,650)	297,521	(1,096)	(9,076,320)	4,310,089

(933)	(312,450)	346,441	(1,047)	1,337,194	8,746,638

753	620,383	494,594	1,779	9,724,415	11,115,370
(215)	(213,023)	(159,119)	(501)	(7,717,741)	(8,093,042)
—	(100,375)	(115,597)	—	(7,189,676)	(7,256,213)
10,216	(8,046)	(89,224)	25,767	(2,597,803)	(3,589,378)
48	757,525	344,736	28	(851,087)	(1,071,767)
—	(257)	(7,522)	—	(415,492)	(275,728)

10,802	1,056,207	467,868	27,073	(9,047,384)	(9,170,758)

—	—	3	—	—	(1,147)

9,869	743,757	814,312	26,026	(7,710,190)	(425,267)

—	3,337,844	2,523,532	—	118,467,936	118,893,203

$9,869	$4,081,601	$3,337,844	$26,026	$110,757,746	$118,467,936

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares
	2011	2010	2011(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(165)	$495	$(8)
Net realized gain (loss) on investments	8,358	2,092	(11)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(23,558)	170,971	(583)

Net increase (decrease) in net assets resulting from operations	(15,365)	173,558	(602)

Contributions and (Withdrawals):
Payments received from policyowners	36,428	27,330	3,156
Cost of insurance	(24,370)	(25,389)	(681)
Policyowners’ surrenders	(26,201)	(133,132)	—
Net transfers from (to) Fixed Account	47,840	(1,702)	5,844
Transfers between Investment Divisions	126,236	28,210	626
Policyowners’ death benefits	—	—	—

Net contributions and (withdrawals)	159,933	(104,683)	8,945

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—

Increase (decrease) in net assets	144,568	68,875	8,343
NET ASSETS:
Beginning of year	841,309	772,434	—

End of year	$985,877	$841,309	$8,343

	MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,224	$1,233	$348,271	$204,294
Net realized gain (loss) on investments	(1,865)	(4,454)	750,630	(112,389)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(719)	23,709	(449,418)	1,056,889

Net increase (decrease) in net assets resulting from operations	(1,360)	20,488	649,483	1,148,794

Contributions and (Withdrawals):
Payments received from policyowners	2,746	2,746	1,850,024	1,584,608
Cost of insurance	(6,489)	(6,477)	(763,208)	(544,658)
Policyowners’ surrenders	—	—	(545,741)	(317,304)
Net transfers from (to) Fixed Account	—	(6)	(185,385)	80,939
Transfers between Investment Divisions	(19,883)	20,270	3,101,638	1,817,108
Policyowners’ death benefits	—	—	(30,916)	(1,001)

Net contributions and (withdrawals)	(23,626)	16,533	3,426,412	2,619,692

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	18

Increase (decrease) in net assets	(24,986)	37,021	4,075,895	3,768,504
NET ASSETS:
Beginning of year	147,692	110,671	10,067,377	6,298,873

End of year	$122,706	$147,692	$14,143,272	$10,067,377

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Janus Aspen Worldwide Portfolio— Institutional Shares		LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class
2011	2010	2011(a)	2011	2010	2011	2010

$2,548	$28,904	$—	$1,266	$1,530	$—	$—
(1,316,938)	(3,675,061)	(1)	(217)	(3,403)	3,794	(37,471)
—	—	—	—	—	282,779	—

(10,655,256)	15,727,237	6	(3,444)	14,788	(518,820)	614,690

(11,969,646)	12,081,080	5	(2,395)	12,915	(232,247)	577,219

8,849,010	9,719,975	—	9,888	11,207	15,792	26,480
(5,706,300)	(6,105,674)	(4)	(8,404)	(8,846)	(31,042)	(27,666)
(5,587,065)	(6,607,471)	—	—	(5,803)	—	(98,228)
(2,178,505)	(1,802,329)	169	—	(7)	(3)	(28)
(1,476,204)	(1,976,094)	—	(2,045)	11,068	(165,681)	315,379
(169,299)	(207,208)	—	—	—	—	—

(6,268,363)	(6,978,801)	165	(561)	7,619	(180,934)	215,937

—	(1,629)	—	—	—	—	—

(18,238,009)	5,100,650	170	(2,956)	20,534	(413,181)	793,156

90,054,741	84,954,091	—	138,038	117,504	2,270,471	1,477,315

$71,816,732	$90,054,741	$170	$135,082	$138,038	$1,857,290	$2,270,471

MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares		PIMCO Global Bond— Administrative Class Shares
2011(a)	2011(a)	2011	2010	2011	2010

$1	$149	$—	$—	$7,330	$6,828
(5)	(22)	4,245	(941)	7,626	3,494
—	—	—	—	6,160	6,774

—	(1,219)	(3,831)	121,335	212	10,772

(4)	(1,092)	414	120,394	21,328	27,868

38	1,930	20,928	19,177	27,164	18,292
(9)	(483)	(13,303)	(11,340)	(14,336)	(15,195)
—	—	(5,163)	—	(7,493)	(1,731)
32	18,932	(65)	(3,810)	(29,643)	22,497
—	(6)	64,389	18,785	(7,245)	46,313
—	—	—	—	—	—

61	20,373	66,786	22,812	(31,553)	70,176

—	—	—	—	—	—

57	19,281	67,200	143,206	(10,225)	98,044

—	—	539,736	396,530	287,908	189,864

$57	$19,281	$606,936	$539,736	$277,683	$287,908

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	PIMCO Low Duration— Administrative Class Shares		PIMCO Real Return— Administrative Class Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,045	$6,228	$65,712	$14,281
Net realized gain (loss) on investments	5,703	2,934	79,821	(17,717)
Realized gain distribution received	—	1,062	182,698	26,218
Change in unrealized appreciation (depreciation) on investments	(3,885)	11,166	109,132	35,767

Net increase (decrease) in net assets resulting from operations	5,863	21,390	437,363	58,549

Contributions and (Withdrawals):
Payments received from policyowners	7,846	5,670	700,002	256,869
Cost of insurance	(12,808)	(14,072)	(292,126)	(103,320)
Policyowners’ surrenders	—	—	(134,748)	(54,787)
Net transfers from (to) Fixed Account	1	—	(124,627)	157,125
Transfers between Investment Divisions	(182,139)	(84,330)	3,453,036	2,503,601
Policyowners’ death benefits	—	—	(1,198)	—

Net contributions and (withdrawals)	(187,100)	(92,732)	3,600,339	2,759,488

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(181,237)	(71,342)	4,037,702	2,818,037
NET ASSETS:
Beginning of year	327,107	398,449	3,094,080	276,043

End of year	$145,870	$327,107	$7,131,782	$3,094,080

	T. Rowe Price Equity Income Portfolio		T. Rowe Price International Stock Portfolio
	2011	2010	2011(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$733,152	$784,060	$58
Net realized gain (loss) on investments	(499,368)	(735,874)	(4)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(949,959)	7,696,299	(394)

Net increase (decrease) in net assets resulting from operations	(716,175)	7,744,485	(340)

Contributions and (Withdrawals):
Payments received from policyowners	5,897,503	6,708,227	1,195
Cost of insurance	(3,322,637)	(3,361,646)	(249)
Policyowners’ surrenders	(2,650,075)	(3,294,006)	—
Net transfers from (to) Fixed Account	(1,365,749)	(1,146,672)	2,050
Transfers between Investment Divisions	(1,409,331)	(223,028)	1,307
Policyowners’ death benefits	(237,915)	(314,001)	—

Net contributions and (withdrawals)	(3,088,204)	(1,631,126)	4,303

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(945)	—

Increase (decrease) in net assets	(3,804,379)	6,112,414	3,963
NET ASSETS:
Beginning of year	61,045,569	54,933,155	—

End of year	$57,241,190	$61,045,569	$3,963

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

PIMCO Total Return— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio
2011	2010	2011	2010	2011	2010	2011(a)

$58,208	$51,536	$290,778	$177,332	$(26,294)	$(43,239)	$(55)
4,155	(1,190)	(542,697)	(523,130)	62,418	(167,514)	(11)
33,896	66,789	—	—	—	—	—

(17,617)	42,875	(1,756,968)	3,716,957	(493,636)	2,003,176	(791)

78,642	160,010	(2,008,887)	3,371,159	(457,512)	1,792,423	(857)

76,387	47,621	2,563,799	2,035,624	1,570,549	1,470,276	317
(69,074)	(70,988)	(982,164)	(835,964)	(704,320)	(642,456)	(145)
—	(37,185)	(753,707)	(435,217)	(453,096)	(442,229)	—
120,396	23,167	(428,440)	(307,764)	(308,179)	(33,284)	15,355
188,682	489,572	445,944	672,497	274,037	962,708	—
—	—	(36,959)	(27,878)	(2,964)	(16,502)	—

316,391	452,187	808,473	1,101,298	376,027	1,298,513	15,527

—	—	—	(108)	—	(120)	—

395,033	612,197	(1,200,414)	4,472,349	(81,485)	3,090,816	14,670

2,101,476	1,489,279	15,255,893	10,783,544	11,387,750	8,296,934	—

$2,496,509	$2,101,476	$14,055,479	$15,255,893	$11,306,265	$11,387,750	$14,670

T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio	The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I
2011	2010	2011(a)	2011(a)	2011	2010

$19,100	$22,547	$1	$2,584	$30,681	$33,315
2,286	3,904	(1)	(21)	(1,765)	(6,635)
6,380	—	20	—	9,557	—

(14,930)	(3,196)	(13)	(3,349)	20,457	47,391

12,836	23,255	7	(786)	58,930	74,071

117,471	112,322	—	2,267	46,230	42,230
(24,132)	(35,348)	(9)	(754)	(27,120)	(28,904)
—	(6,711)	—	—	(11,051)	(9,661)
66,557	(1,476)	337	43,807	(29,113)	24,750
(152,808)	(44,003)	—	(44)	265,181	(15,698)
—	—	—	—	—	—

7,088	24,784	328	45,276	244,127	12,717

—	—	—	—	—	—

19,924	48,039	335	44,490	303,057	86,788

792,111	744,072	—	—	831,168	744,380

$812,035	$792,111	$335	$44,490	$1,134,225	$831,168

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	UIF Emerging Markets Equity Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(87,416)	$29,413	$27,956	$68,787
Net realized gain (loss) on investments	(395,020)	546,417	208,705	409,764
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(11,430,576)	9,894,400	162,270	778,030

Net increase (decrease) in net assets resulting from operations	(11,913,012)	10,470,230	398,931	1,256,581

Contributions and (Withdrawals):
Payments received from policyowners	6,380,548	6,527,086	950,728	724,630
Cost of insurance	(3,598,631)	(3,902,212)	(381,229)	(307,004)
Policyowners’ surrenders	(3,820,742)	(3,651,503)	(184,297)	(133,626)
Net transfers from (to) Fixed Account	(1,373,512)	(879,029)	(27,208)	(62,187)
Transfers between Investment Divisions	(2,587,727)	(595,479)	687,289	2,414,730
Policyowners’ death benefits	(191,399)	(100,084)	(7,390)	(3,130)

Net contributions and (withdrawals)	(5,191,463)	(2,601,221)	1,037,893	2,633,413

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(529)	—	(37)

Increase (decrease) in net assets	(17,104,475)	7,868,480	1,436,824	3,889,957
NET ASSETS:
Beginning of year	67,343,882	59,475,402	6,549,059	2,659,102

End of year	$50,239,407	$67,343,882	$7,985,883	$6,549,059

Not all investment divisions are available under all policies.

(a)	For the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Van Eck VIP Global Hard Assets— Initial Class		Van Eck VIP Multi-Manager Alternatives— Initial Class		Victory VIF Diversified Stock Fund— Class A Shares
2011	2010	2011	2010	2011(a)

$315,222	$(81,460)	$10,533	$—	$(5)
(110,825)	(461,067)	(18,299)	(3,901)	(41)
634,442	—	6,694	—	—
(9,880,689)	11,993,250	(29,463)	61,481	(1,723)

(9,041,850)	11,450,723	(30,535)	57,580	(1,769)

6,434,901	6,180,054	62,468	28,476	2,010
(3,168,053)	(2,918,306)	(16,780)	(15,604)	(549)
(2,369,176)	(1,911,649)	(165,437)	—	—
(827,245)	(671,815)	51,799	417	26,046
574,280	(12,864)	(49)	61,850	42
(185,488)	(85,547)	—	—	—

459,219	579,873	(67,999)	75,139	27,549

—	(712)	—	—	—

(8,582,631)	12,029,884	(98,534)	132,719	25,780

51,950,611	39,920,727	1,234,073	1,101,354	—

$43,367,980	$51,950,611	$1,135,539	$1,234,073	$25,780

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Variable Universal Life Separate Account (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (Legacy Creator SPVUL), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”)) and Group 5 policy (Lifetime Wealth Variable Universal Life (LWVUL)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved new products by September 28, 1999. Sales of VUL Provider, VUL 2000 and SVUL were discontinued on May 23, 2008, or the date New York Life Variable Universal Life Accumulator (VUL Accumulator) and New York Life Survivorship Variable Universal Life Accumulator (SVUL Accumulator) were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL AD103 were discontinued on January 1, 2009 in all jurisdictions.

All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Funds Trust, the Invesco Variable Insurance Funds, the Alger American Fund, the AllianceBernstein® Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Delaware VIP® Trust, the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity® Variable Insurance Products Fund, the Janus Aspen Series, The Merger Fund VL, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account represent the general account assets of NYLIAC and not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced—Initial Class

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

NYLIAC VUL Separate Account-I

MainStay VP Conservative Allocation—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Allocation—Initial Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP Moderate Allocation—Initial Class

MainStay VP Moderate Growth Allocation—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP U.S. Small Cap—Initial Class

Alger Capital Appreciation Portfolio—Class I-2 Shares

Alger Small Cap Growth Portfolio—Class I-2 Shares

AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A Shares

AllianceBernstein VPS International Value Portfolio—Class A Shares

American Century® VP Inflation Protection—Class II

American Century® VP International—Class II

American Century® VP Value—Class II

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP Emerging Markets Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Delaware VIP Value Series—Standard Class

Dreyfus IP Technology Growth—Initial Shares

Dreyfus VIF Opportunistic Small Cap—Initial Shares

DWS Dreman Small Mid Cap Value VIP—Class A Shares

DWS Small Cap Index VIP—Class A Shares

Fidelity® VIP Contrafund®—Initial Class

Fidelity® VIP Equity-Income—Initial Class

Fidelity® VIP Growth—Initial Class

Fidelity® VIP Index 500—Initial Class

Fidelity® VIP Investment Grade Bond—Initial Class

Fidelity® VIP Mid Cap—Initial Class

Fidelity® VIP Overseas—Initial Class

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Invesco Van Kampen V.I. Mid Cap Value Fund—Series I Shares

Janus Aspen Balanced Portfolio—Institutional Shares

Janus Aspen Enterprise Portfolio—Institutional Shares

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

LVIP Baron Growth Opportunities Fund—Service Class

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Research Bond Series—Initial Class

MFS® Research Series—Initial Class

MFS® Utilities Series—Initial Class

MFS® Value Series—Initial Class

MFS® VIT II International Value Portfolio

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I Shares

PIMCO Global Bond—Administrative Class Shares

PIMCO Low Duration—Administrative Class Shares

PIMCO Real Return—Administrative Class Shares

PIMCO Total Return—Administrative Class Shares

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

The Merger Fund VL

UIF Emerging Markets Debt Portfolio—Class I

UIF Emerging Markets Equity Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Global Hard Assets—Initial Class

Van Eck VIP Multi-Manager Alternatives—Initial Class

Victory VIF Diversified Stock Fund—Class A Shares

Not all investment divisions are available under all policies.

All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: Columbia Variable Portfolio—Small Cap Value Fund—Class 2 and MFS® Research Bond Series—Initial Class.

For SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, Lifetime Wealth VUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner’s instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner’s instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies (Continued):

Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL Policies issued on or after May 15th, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. Lifetime Wealth VUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, Lifetime Wealth VUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The investment in the Fund Portfolios listed above are at net asset values (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC VUL Separate Account-I

On February 17, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered are no longer available as investment options to our policyholders and those funds are now closed to our policyholders (“Closed Funds”). The assets in those funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor of the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Service Shares	MainStay VP Janus Balanced Portfolio—Service Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
MFS® Utilities Series—Service Class	MainStay VP MFS Utilities Portfolio—Service Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio—Initial Class
T. Rowe Price Equity Income Portfolio—II	MainStay VP T. Rowe Price Equity Income Portfolio—Service Class
PIMCO Real Return Portfolio—Administrative Class	MainStay VP PIMCO Real Return Portfolio—Initial Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
UIF Emerging Markets Equity Portfolio—Class II	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Service Class
Alger Small Cap Growth Portfolio—Class I—2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Alger Small Cap Growth Portfolio—Class S Shares	MainStay VP Eagle Small Cap Growth Portfolio—Service Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not offered, then the corresponding Replacement Fund was not offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

On February 17, 2012, any policyholder allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase Accumulation Units in the corresponding Replacement Funds. After February 17, 2012, the Closed Funds are no longer available as investment options under the policies. For the 30 days following February 17th, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

A

t December 31, 2011, the investments of VUL Separate Account-I are as follows:

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

Number of shares	861	2,688	54,284	4,554
Identified cost	$8,977	$37,990	$54,284	$79,774

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

Number of shares	9,696	3,546	4,104	2,201
Identified cost	$117,742	$52,573	$59,249	$26,930

Investment activity for the year ended December 31, 2011, was as follows:

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

Purchases	$933	$5,718	$26,064	$2,017
Proceeds from sales	1,162	5,062	28,896	8,266

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

Purchases	$5,490	$2,969	$4,201	$3,803
Proceeds from sales	9,315	4,936	4,999	3,493

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

835	3,600	1,484	1,956	2,852	6,535	12,850
$8,893	$37,233	$13,004	$22,465	$25,511	$136,289	$117,381

MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares

5,904	2,172	3,724	8,369	1,850	27	1,083
$58,328	$21,553	$36,583	$190,570	$13,588	$1,187	$23,789

MainStay VP Conservative Allocation— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

$3,672	$3,540	$4,086	$3,151	$3,667	$1,914	$14,057
2,330	4,999	3,044	4,315	6,234	15,804	13,456

MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Initial Class	MainStay VP Moderate Growth Allocation— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Capital Appreciation Portfolio— Class I-2 Shares	Alger Small Cap Growth Portfolio— Class I-2 Shares

$2,844	$3,599	$4,190	$6,861	$1,317	$202	$536
5,687	4,037	3,531	21,764	1,777	59	5,303

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II

Number of shares	312	—	19	199
Identified cost	$4,607	$—	$204	$1,655

	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares

Number of shares	1,108	48	162	2
Identified cost	$11,051	$1,309	$1,866	$20

	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	American Century® VP Inflation Protection— Class II	American Century® VP International— Class II

Purchases	$1,344	$—	$43	$122
Proceeds from sales	780	—	16	239

	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares

Purchases	$2,889	$132	$946	$20
Proceeds from sales	3,777	342	447	—

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class	Delaware VIP Value Series— Standard Class

208	2,327	8	1	—	—	3
$1,098	$4,050	$85	$21	$1	$3	$56

Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Overseas— Initial Class

7,053	2,885	93	72	82	141	362
$180,953	$62,888	$3,434	$8,606	$1,030	$3,952	$6,215

American Century® VP Value— Class II	Calvert VP SRI Balanced Portfolio	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class	Delaware VIP Value Series— Standard Class

$110	$422	$86	$21	$1	$3	$56
56	621	1	1	—	—	1

Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Overseas— Initial Class

$7,270	$3,977	$176	$961	$214	$364	$588
15,532	6,585	227	187	119	716	814

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares

Number of shares	1	154	2	4,160
Identified cost	$11	$3,876	$27	$102,464

	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares

Number of shares	542	—	1	22
Identified cost	$12,775	$—	$21	$464

	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares

Purchases	$11	$1,367	$27	$11,471
Proceeds from sales	—	300	—	12,308

	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares

Purchases	$6,370	$—	$21	$107
Proceeds from sales	2,619	—	—	40

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class

26	—	2,782	—	7	130	7
$762	$9	$71,753	$—	$133	$1,710	$108

PIMCO Global Bond— Administrative Class Shares	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio

20	14	508	226	1,351	1,123	1
$267	$146	$7,060	$2,792	$12,962	$9,594	$15

Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research Series— Initial Class

$221	$9	$2,698	$—	$11	$408	$6
49	—	8,938	—	10	306	28

PIMCO Global Bond— Administrative Class Shares	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio

$37	$73	$6,103	$496	$3,144	$2,210	$16
56	255	2,285	89	2.041	1,853	—

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

Number of shares	2,948	—	163	—
Identified cost	$62,079	$4	$817	$—

	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

Purchases	$3,904	$4	$228	$—
Proceeds from sales	6,271	—	195	—

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi- Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares

4	138	4,012	587	1,413	116	3
$48	$1,114	$59,700	$7,218	$43,487	$1,125	$28

The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi- Manager Alternatives— Initial Class	Victory VIF Diversified Stock Fund— Class A Shares

$48	$356	$2,836	$2,666	$8,787	$128	$28
—	61	8,111	1,621	7,294	179	—

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

Deductions from Premiums:

N

YLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

•

State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

•

Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Lifetime Wealth VUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For Lifetime Wealth VUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to Target Premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over Target Premium 1 and up to Target Premium 2; we also deduct 8.75% of all premiums paid over Target Premium 2. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment over Target Premium 1. Target Premium 1 and Target Premium 2 are determined at the time the policy is issued, and is indicated on the policy data page.

For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

NYLIAC VUL Separate Account-I

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. The changes disclosed below were in effect for each of the five periods presented in the Financial Highlights section. (Not all charges are deducted from all products, as shown below).

•

Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
Lifetime Wealth VUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25

*	If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

•

Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

For SVUL (Series 2)**( the administrative charge is .10%, based on the amount of cash value in the Separate Account.

For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

•

Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

•

Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Lifetime Wealth VUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

For VUL Accumulator, this charge is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For SVUL Accumulator, this charge is based on both insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

•

Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3***( currently the deferred sales expense charge is equal to 0.40%.

•	Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:

•

Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

•

Group 3 Policies: The Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%.

•

Group 4 Policies: On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

For Legacy Creator SPVUL, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in the Separate Account. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in the Separate Account.

•

Group 5 Policies: For Lifetime Wealth VUL policies, the mortality and expense risk charge currently ranges from 0.75% to 0.25% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on Lifetime Wealth VUL policies will never exceed an annual rate of 0.75%.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.
***	Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.
****	Includes a.10% administrative service charge.

NYLIAC VUL Separate Account-I

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL and Legacy Creator SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)**policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

NOTE 4—Distribution of Net Income:

V

UL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

**	Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Cash Management
	2011	2010	2011	2010	2011(b)	2010

Group 1 Policies
Units issued	23	23	43	80	4,733	4,554
Units redeemed	(31)	(28)	(53)	(70)	(5,240)	(5,893)

Net increase (decrease)	(8)	(5)	(10)	10	(507)	(1,339)

Group 2 Policies
Units issued	16	12	56	79	4,401	3,414
Units redeemed	(19)	(17)	(128)	(81)	(4,423)	(4,298)

Net increase (decrease)	(3)	(5)	(72)	(2)	(22)	(884)

Group 3 Policies
Units issued	—	—	7	16	4,103	2,267
Units redeemed	—	—	(7)	(30)	(6,038)	(7,741)

Net increase (decrease)	—	—	—	(14)	(1,935)	(5,474)

Group 4 Policies
Units issued	25	28	102	134	7,070	6,637
Units redeemed	(41)	(26)	(66)	(94)	(6,696)	(6,428)

Net increase (decrease)	(16)	2	36	40	374	209

Group 5 Policies
Units issued	—	—	—	—	50	—
Units redeemed	—	—	—	—	(19)	—

Net increase (decrease)	—	—	—	—	31	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

10	14	153	90	21	32	104	75	36	47
(157)	(216)	(81)	(96)	(54)	(50)	(52)	(76)	(52)	(61)

(147)	(202)	72	(6)	(33)	(18)	52	(1)	(16)	(14)

14	22	28	55	37	25	42	73	56	40
(197)	(253)	(21)	(35)	(124)	(108)	(71)	(30)	(60)	(61)

(183)	(231)	7	20	(87)	(83)	(29)	43	(4)	(21)

4	11	—	—	7	8	11	10	2	7
(16)	(8)	—	—	(3)	(8)	(13)	(13)	(4)	(15)

(12)	3	—	—	4	—	(2)	(3)	(2)	(8)

28	56	88	69	60	55	133	123	26	123
(48)	(55)	(77)	(43)	(53)	(54)	(112)	(81)	(126)	(91)

(20)	1	11	26	7	1	21	42	(100)	32

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Growth Allocation— Initial Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
	2011	2010	2011	2010	2011(b)	2010

Group 1 Policies
Units issued	56	115	17	34	57	52
Units redeemed	(245)	(121)	(449)	(504)	(144)	(168)

Net increase (decrease)	(189)	(6)	(432)	(470)	(87)	(116)

Group 2 Policies
Units issued	68	58	41	49	40	87
Units redeemed	(83)	(39)	(491)	(469)	(208)	(133)

Net increase (decrease)	(15)	19	(450)	(420)	(168)	(46)

Group 3 Policies
Units issued	—	—	16	5	26	46
Units redeemed	—	—	(2)	(16)	(23)	(30)

Net increase (decrease)	—	—	14	(11)	3	16

Group 4 Policies
Units issued	181	234	26	41	138	153
Units redeemed	(211)	(66)	(54)	(61)	(127)	(135)

Net increase (decrease)	(30)	168	(28)	(20)	11	18

Group 5 Policies
Units issued	—	—	—	—	1	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	1	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class
2011(b)	2010	2011	2010	2011(b)	2010	2011(b)	2010	2011	2010

60	64	12	13	33	27	109	160	26	40
(299)	(449)	(113)	(147)	(86)	(119)	(100)	(128)	(97)	(176)

(239)	(385)	(101)	(134)	(53)	(92)	9	32	(71)	(136)

82	43	21	16	29	34	56	106	21	45
(221)	(305)	(99)	(100)	(83)	(140)	(129)	(145)	(118)	(138)

(139)	(262)	(78)	(84)	(54)	(106)	(73)	(39)	(97)	(93)

9	23	3	2	—	—	15	25	—	—
(8)	(24)	(1)	(2)	—	—	(13)	(8)	—	—

1	(1)	2	—	—	—	2	17	—	—

114	154	24	23	80	95	140	119	75	115
(122)	(127)	(26)	(20)	(83)	(70)	(53)	(63)	(87)	(111)

(8)	27	(2)	3	(3)	25	87	56	(12)	4

—	—	—	—	3	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	3	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Moderate Allocation— Initial Class		MainStay VP Moderate Growth Allocation— Initial Class		MainStay VP S&P 500 Index— Initial Class
	2011	2010	2011	2010	2011	2010

Group 1 Policies
Units issued	77	171	72	159	20	27
Units redeemed	(74)	(107)	(78)	(109)	(311)	(351)

Net increase (decrease)	3	64	(6)	50	(291)	(324)

Group 2 Policies
Units issued	56	94	51	88	42	93
Units redeemed	(73)	(66)	(48)	(93)	(607)	(702)

Net increase (decrease)	(17)	28	3	(5)	(565)	(609)

Group 3 Policies
Units issued	—	—	—	—	25	26
Units redeemed	—	—	—	—	(54)	(31)

Net increase (decrease)	—	—	—	—	(29)	(5)

Group 4 Policies
Units issued	120	203	197	233	125	139
Units redeemed	(177)	(95)	(164)	(31)	(189)	(177)

Net increase (decrease)	(57)	108	33	202	(64)	(38)

Group 5 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

MainStay VP U.S. Small Cap— Initial Class		Alger Capital Appreciation Portfolio— Class I-2 Shares		Alger Small Cap Growth Portfolio— Class I-2 Shares		AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares		AllianceBernstein VPS International Value Portfolio— Class A Shares
2011	2010	2011(b)	2010	2011	2010	2011	2010	2011(b)

30	29	—	—	12	10	27	55	—
(37)	(56)	—	—	(127)	(144)	(22)	(23)	—

(7)	(27)	—	—	(115)	(134)	5	32	—

22	45	—	—	11	7	30	64	—
(46)	(63)	—	—	(157)	(163)	(27)	(27)	—

(24)	(18)	—	—	(146)	(156)	3	37	—

—	—	8	8	3	5	—	—	—
—	—	(2)	(4)	(5)	(5)	—	—	—

—	—	6	4	(2)	—	—	—	—

43	48	—	—	8	13	63	127	—
(53)	(52)	—	—	(44)	(37)	(23)	(72)	—

(10)	(4)	—	—	(36)	(24)	40	55	—

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	American Century® VP Inflation Protection— Class II		American Century® VP International— Class II		American Century® VP Value— Class II
	2011(b)	2010	2011	2010	2011	2010

Group 1 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 2 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 3 Policies
Units issued	—	9	5	22	5	15
Units redeemed	(1)	(5)	(13)	(17)	(3)	(12)

Net increase (decrease)	(1)	4	(8)	5	2	3

Group 4 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 5 Policies
Units issued	2	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	2	—	—	—	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

Calvert VP SRI Balanced Portfolio		Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class	Delaware VIP International Value Equity Series— Standard Class	Delaware VIP Small Cap Value Series— Standard Class
2011	2010	2011(b)	2011(b)	2011(b)	2011(b)

8	6	—	—	—	—
(21)	(8)	—	—	—	—

(13)	(2)	—	—	—	—

7	6	—	—	—	—
(15)	(17)	—	—	—	—

(8)	(11)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

12	10	—	—	—	—
(6)	(7)	—	—	—	—

6	3	—	—	—	—

—	—	8	2	—	—
—	—	—	—	—	—

—	—	8	2	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Delaware VIP Value Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares		Dreyfus VIF Opportunistic Small Cap— Initial Shares
	2011(b)	2011	2010	2011	2010

Group 1 Policies
Units issued	—	29	51	—	—
Units redeemed	—	(55)	(46)	—	—

Net increase (decrease)	—	(26)	5	—	—

Group 2 Policies
Units issued	—	39	36	—	—
Units redeemed	—	(54)	(46)	—	—

Net increase (decrease)	—	(15)	(10)	—	—

Group 3 Policies
Units issued	—	3	7	9	19
Units redeemed	—	(4)	(6)	(27)	(14)

Net increase (decrease)	—	(1)	1	(18)	5

Group 4 Policies
Units issued	—	117	122	—	—
Units redeemed	—	(131)	(54)	—	—

Net increase (decrease)	—	(14)	68	—	—

Group 5 Policies
Units issued	5	—	—	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	5	—	—	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

DWS Dreman Small Mid Cap Value VIP— Class A Shares		DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity- Income— Initial Class		Fidelity® VIP Growth— Initial Class
2011	2010	2011(b)	2011(b)	2010	2011(b)	2010	2011	2010

21	31	—	19	21	48	34	—	—
(14)	(19)	—	(227)	(372)	(120)	(143)	—	—

7	12	—	(208)	(351)	(72)	(109)	—	—

22	11	—	60	54	37	28	—	—
(13)	(9)	—	(275)	(332)	(132)	(148)	—	—

9	2	—	(215)	(278)	(95)	(120)	—	—

—	—	—	95	175	23	24	14	8
—	—	—	(69)	(36)	(78)	(28)	(20)	(16)

—	—	—	26	139	(55)	(4)	(6)	(8)

40	61	—	112	147	61	82	—	—
(13)	(54)	—	(118)	(75)	(80)	(54)	—	—

27	7	—	(6)	72	(19)	28	—	—

—	—	2	2	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	2	2	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Fidelity® VIP Index 500— Initial Class		Fidelity® VIP Investment Grade Bond— Initial Class		Fidelity® VIP Mid Cap— Initial Class
	2011(b)	2010	2011(b)	2010	2011(b)	2010

Group 1 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 2 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 3 Policies
Units issued	42	83	2	11	11	23
Units redeemed	(15)	(17)	(7)	(17)	(28)	(8)

Net increase (decrease)	27	66	(5)	(6)	(17)	15

Group 4 Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Group 5 Policies
Units issued	3	—	11	—	3	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	3	—	11	—	3	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

Fidelity® VIP Overseas— Initial Class		Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares		Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares
2011(b)	2010	2011(b)	2011	2010	2011(b)	2011	2010

—	—	—	25	26	—	29	21
—	—	—	(8)	(18)	—	(122)	(125)

—	—	—	17	8	—	(93)	(104)

—	—	—	27	30	—	26	24
—	—	—	(15)	(38)	—	(339)	(385)

—	—	—	12	(8)	—	(313)	(361)

32	75	—	—	—	—	20	19
(55)	(12)	—	—	—	—	(7)	(20)

(23)	63	—	—	—	—	13	(1)

—	—	—	86	60	—	52	58
—	—	—	(9)	(7)	—	(90)	(60)

—	—	—	77	53	—	(38)	(2)

				—
—	—	1	—	—	3	—	—
—	—	—	—	—	—	—	—

—	—	1	—	—	3	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares
	2011(b)	2010	2011(b)	2011	2010

Group 1 Policies
Units issued	—	—	—	61	60
Units redeemed	—	—	—	(224)	(308)

Net increase (decrease)	—	—	—	(163)	(248)

Group 2 Policies
Units issued	—	—	—	53	33
Units redeemed	—	—	—	(389)	(371)

Net increase (decrease)	—	—	—	(336)	(338)

Group 3 Policies
Units issued	8	8	—	10	29
Units redeemed	(2)	(14)	—	(6)	(24)

Net increase (decrease)	6	(6)	—	4	5

Group 4 Policies
Units issued	—	—	—	52	61
Units redeemed	—	—	—	(46)	(46)

Net increase (decrease)	—	—	—	6	15

Group 5 Policies
Units issued	5	—	1	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	5	—	1	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

LVIP Baron Growth Opportunities Fund— Service Class	MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class		MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
2011(b)	2011	2010	2011(b)	2010	2011	2010	2011	2010

—	—	—	—	—	—	—	123	103
—	—	—	—	—	—	—	(39)	(26)

—	—	—	—	—	—	—	84	77

—	—	—	—	—	—	—	114	70
—	—	—	—	—	—	—	(28)	(27)

—	—	—	—	—	—	—	86	43

—	1	6	7	29	—	4	12	13
—	(1)	(6)	(18)	(15)	(2)	(3)	(10)	(7)

—	—	—	(11)	14	(2)	1	2	6

—	—	—	—	—	—	—	322	191
—	—	—	—	—	—	—	(158)	(21)

—	—	—	—	—	—	—	164	170

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MFS® Value Series— Initial Class	MFS® VIT II International Value Portfolio	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I Shares
	2011(b)	2011(b)	2011(b)	2010

Group 1 Policies
Units issued	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	—	—	—

Group 2 Policies
Units issued	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	—	—	—

Group 3 Policies
Units issued	—	—	5	4
Units redeemed	—	—	(2)	(2)

Net increase (decrease)	—	—	3	2

Group 4 Policies
Units issued	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	—	—	—

Group 5 Policies
Units issued	—	2	—	—
Units redeemed	—	—	—	—

Net increase (decrease)	—	2	—	—

Not all investment divisions are available under all policies.

(a)	For Group 1, 2 and 4 Policies, represents the period May 1, 2010 (Commencement of Investments) through December 31, 2010.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

PIMCO Global Bond— Administrative Class Shares		PIMCO Low Duration— Administrative Class Shares		PIMCO Real Return— Administrative Class Shares		PIMCO Total Return— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class
2011	2010	2011	2010	2011	2010(a)	2011(b)	2010	2011	2010

—	—	—	—	115	81	—	—	53	45
—	—	—	—	(18)	(15)	—	—	(59)	(30)

—	—	—	—	97	66	—	—	(6)	15

—	—	—	—	125	75	—	—	44	33
—	—	—	—	(55)	(5)	—	—	(36)	(35)

—	—	—	—	70	70	—	—	8	(2)

1	12	6	1	3	33	17	68	—	—
(3)	(7)	(21)	(9)	(5)	(7)	(6)	(34)	—	—

(2)	5	(15)	(8)	(2)	26	11	34	—	—

—	—	—	—	278	109	—	—	100	110
—	—	—	—	(126)	(10)	—	—	(48)	(36)

—	—	—	—	152	99	—	—	52	74

—	—	—	—	—	—	15	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	15	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio
	2011(b)	2010	2011(b)	2011(b)	2010

Group 1 Policies
Units issued	66	77	—	32	79
Units redeemed	(66)	(42)	—	(107)	(154)

Net increase (decrease)	—	35	—	(75)	(75)

Group 2 Policies
Units issued	34	38	—	41	56
Units redeemed	(33)	(21)	—	(144)	(136)

Net increase (decrease)	1	17	—	(103)	(80)

Group 3 Policies
Units issued	—	—	—	29	33
Units redeemed	—	—	—	(34)	(15)

Net increase (decrease)	—	—	—	(5)	18

Group 4 Policies
Units issued	65	83	—	92	95
Units redeemed	(41)	(26)	—	(117)	(76)

Net increase (decrease)	24	57	—	(25)	19

Group 5 Policies
Units issued	1	—	2	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease)	1	—	2	—	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

T.Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio		T.Rowe Price New America Growth Portfolio	The Merger Fund VL	UIF Emerging Markets Debt Portfolio— Class I
2011(b)	2011(b)	2010	2011(b)	2011(b)	2011	2010

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	9	12	—	—	15	7
—	(14)	(10)	—	—	(3)	(6)

—	(5)	2	—	—	12	1

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	7	—	—	4	—	—
—	—	—	—	—	—	—

—	7	—	—	4	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I		Van Eck VIP Global Hard Assets— Initial Class
	2011(b)	2010	2011(b)	2010	2011(b)	2010

Group 1 Policies
Units issued	22	31	85	150	55	95
Units redeemed	(100)	(101)	(58)	(18)	(104)	(121)

Net increase (decrease)	(78)	(70)	27	132	(49)	(26)

Group 2 Policies
Units issued	24	33	50	87	68	54
Units redeemed	(114)	(89)	(28)	(33)	(66)	(78)

Net increase (decrease)	(90)	(56)	22	54	2	(24)

Group 3 Policies
Units issued	9	20	7	14	9	9
Units redeemed	(11)	(7)	(7)	(7)	(17)	(3)

Net increase (decrease)	(2)	13	—	7	(8)	6

Group 4 Policies
Units issued	35	61	123	366	202	164
Units redeemed	(51)	(55)	(65)	(238)	(134)	(100)

Net increase (decrease)	(16)	6	58	128	68	64

Group 5 Policies
Units issued	—	—	—	—	3	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	3	—

Not all investment divisions are available under all policies.

(b)	For Group 5 Policies, represents the period February 14, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC VUL Separate Account-I

Van Eck VIP Multi-Manager Alternatives— Initial Class		Victory VIF Diversified Stock Fund—Class A Shares
2011(b)	2010	2011(b)

—	—	—
—	—	—

—	—	—

—	—	—
—	—	—

—	—	—

4	17	—
(16)	(10)	—

(12)	7	—

—	—	—
—	—	—

—	—	—

6	—	3
—	—	—

6	—	3

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007:

	MainStay VP Balanced— Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$2,845	$2,881	$2,605	$2,397		$3,477
Units Outstanding	229	237	242	272		294
Variable Accumulation Unit Value	$12.41	$12.16	$10.78	$8.82		$11.82
Total Return	2.1%	12.8%	22.2%	(25.4%	)	2.1%
Investment Income Ratio	1.5%	1.4%	3.2%	—		1.9%
Group 2 Policies (b)
Net Assets	$1,417	$1,428	$1,318	$1,232		$1,922
Units Outstanding	113	116	121	139		162
Variable Accumulation Unit Value	$12.58	$12.30	$10.88	$8.89		$11.89
Total Return	2.3%	13.1%	22.5%	(25.2%	)	2.3%
Investment Income Ratio	1.6%	1.4%	3.1%	—		2.4%
Group 3 Policies (c)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 4 Policies (d)
Net Assets	$5,230	$5,289	$4,632	$3,601		$4,525
Units Outstanding	402	418	416	398		375
Variable Accumulation Unit Value	$13.01	$12.66	$11.14	$9.05		$12.05
Total Return	2.8%	13.6%	23.1%	(24.9%	)	2.8%
Investment Income Ratio	1.6%	1.5%	3.2%	—		2.6%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Bond—Initial Class					MainStay VP Cash Management
2011	2010	2009	2008	2007	2011		2010		2009		2008	2007

$16,677	$15,906	$14,631	$13,446	$13,105	$14,076		$14,969		$17,230		$19,578	$15,062
631	641	631	620	623	9,119		9,626		10,965		12,062	9,719
$26.44	$24.83	$23.19	$21.67	$21.03	$1.54		$1.55		$1.57		$1.58	$1.55
6.5%	7.1%	7.0%	3.0%	5.8%	(0.7%	)	(0.7%	)	(0.6%	)	1.5%	4.1%
3.2%	3.1%	4.7%	4.3%	3.7%	—		—		—		2.1%	4.7%

$11,353	$11,975	$11,198	$10,728	$10,731	$14,210		$14,298		$15,480		$18,204	$11,840
572	644	646	664	686	11,434		11,456		12,340		14,447	9,549
$19.83	$18.58	$17.32	$16.15	$15.65	$1.24		$1.25		$1.25		$1.26	$1.24
6.7%	7.3%	7.2%	3.2%	6.0%	(0.5%	)	(0.5%	)	(0.4%	)	1.7%	4.3%
3.2%	3.1%	4.7%	4.3%	3.6%	—		—		—		2.1%	4.7%

$2,104	$1,963	$2,043	$1,300	$1,170	$8,682		$11,005		$17,580		$23,952	$13,676
120	120	134	92	86	7,227		9,162		14,636		19,944	11,638
$17.59	$16.40	$15.21	$14.11	$13.60	$1.20		$1.20		$1.20		$1.20	$1.18
7.2%	7.8%	7.8%	3.7%	6.5%	0.0%		0.0%		0.0%		2.2%	4.8%
3.2%	3.0%	5.0%	4.6%	4.4%	—		—		—		2.0%	4.5%

$10,106	$8,842	$7,610	$6,760	$5,345	$17,269		$16,850		$16,600		$19,750	$9,963
589	553	513	495	402	14,659		14,285		14,076		16,778	8,603
$17.15	$15.99	$14.83	$13.76	$13.27	$1.18		$1.18		$1.18		$1.18	$1.15
7.2%	7.8%	7.8%	3.7%	6.5%	0.0%		0.0%		0.0%		2.2%	4.8%
3.2%	3.2%	4.6%	4.6%	3.7%	—		—		—		1.9%	4.6%

$—	$—	$—	$—	$—	$31		$—		$—		$—	$—
—	—	—	—	—	31		—		—		—	—
$—	$—	$—	$—	$—	$1.00		$—		$—		$—	$—
—	—	—	—	—	0.0%		—		—		—	—
—	—	—	—	—	—		—		—		—	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Common Stock—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$41,522	$45,544	$46,181	$41,295		$70,276
Units Outstanding	1,376	1,523	1,725	1,875		2,017
Variable Accumulation Unit Value	$30.18	$29.92	$26.76	$22.02		$34.85
Total Return	0.9%	11.8%	21.5%	(36.8%	)	4.4%
Investment Income Ratio	1.5%	1.6%	2.1%	1.5%		1.2%
Group 2 Policies (b)
Net Assets	$23,473	$25,318	$24,961	$22,028		$37,367
Units Outstanding	2,038	2,221	2,452	2,635		2,829
Variable Accumulation Unit Value	$11.53	$11.41	$10.18	$8.36		$13.21
Total Return	1.1%	12.0%	21.8%	(36.7%	)	4.6%
Investment Income Ratio	1.5%	1.6%	2.1%	1.5%		1.2%
Group 3 Policies (c)
Net Assets	$677	$801	$687	$706		$880
Units Outstanding	56	68	65	82		65
Variable Accumulation Unit Value	$12.03	$11.85	$10.52	$8.60		$13.51
Total Return	1.6%	12.6%	22.4%	(36.4%	)	5.1%
Investment Income Ratio	1.5%	1.7%	1.9%	1.7%		1.3%
Group 4 Policies (d)
Net Assets	$7,229	$7,381	$6,542	$5,255		$7,761
Units Outstanding	525	545	544	534		502
Variable Accumulation Unit Value	$13.77	$13.55	$12.04	$9.83		$15.46
Total Return	1.6%	12.6%	22.4%	(36.4%	)	5.1%
Investment Income Ratio	1.5%	1.6%	2.1%	1.6%		1.3%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Conservative Allocation— Initial Class						MainStay VP Convertible—Initial Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$4,196	$3,211	$2,951	$1,643		$1,264	$10,738		$12,260	$10,892	$7,724		$12,342
327	255	261	177		110	419		452	470	484		503
$12.84	$12.56	$11.29	$9.30		$11.48	$25.64		$27.11	$23.16	$15.97		$24.52
2.2%	11.2%	21.4%	(19.0%	)	6.7%	(5.4%	)	17.0%	45.1%	(34.9%	)	14.1%
2.3%	2.7%	3.1%	0.1%		2.8%	2.3%		2.9%	2.2%	2.1%		2.3%

$1,958	$1,820	$1,409	$817		$416	$16,370		$18,942	$17,527	$12,604		$21,168
152	145	125	87		36	896		983	1,066	1,114		1,221
$12.85	$12.55	$11.26	$9.25		$11.40	$18.27		$19.28	$16.44	$11.31		$17.34
2.4%	11.5%	21.7%	(18.8%	)	7.0%	(5.2%	)	17.3%	45.3%	(34.7%	)	14.3%
2.3%	2.5%	3.1%	0.2%		3.2%	2.3%		2.9%	2.2%	2.1%		2.3%

$—	$—	$—	$—		$—	$690		$679	$578	$433		$481
—	—	—	—		—	40		36	36	40		29
$—	$—	$—	$—		$—	$17.85		$18.74	$15.90	$10.88		$16.60
—	—	—	—		—	(4.7%	)	17.9%	46.1%	(34.4%	)	14.9%
—	—	—	—		—	2.4%		3.0%	2.3%	2.6%		2.5%

$3,318	$3,092	$2,464	$1,523		$961	$12,082		$12,549	$10,631	$6,483		$8,552
251	240	214	161		80	671		664	663	590		510
$13.24	$12.86	$11.48	$9.39		$11.51	$18.01		$18.91	$16.04	$10.98		$16.75
2.9%	12.0%	22.3%	(18.4%	)	7.5%	(4.7%	)	17.9%	46.1%	(34.4%	)	14.9%
2.2%	2.5%	3.3%	0.1%		4.1%	2.3%		2.9%	2.3%	2.4%		2.3%

$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
—	—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Floating Rate— Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$3,592	$2,934	$2,732	$1,458		$2,345
Units Outstanding	298	246	247	175		216
Variable Accumulation Unit Value	$12.07	$11.89	$11.08	$8.35		$10.89
Total Return	1.5%	7.4%	32.7%	(23.3%	)	1.8%
Investment Income Ratio	4.3%	4.0%	3.7%	5.3%		6.6%
Group 2 Policies (b)
Net Assets	$2,474	$2,783	$2,101	$1,238		$1,619
Units Outstanding	202	231	188	147		148
Variable Accumulation Unit Value	$12.23	$12.03	$11.18	$8.41		$10.95
Total Return	1.7%	7.6%	32.9%	(23.2%	)	2.0%
Investment Income Ratio	4.3%	4.0%	3.7%	5.3%		6.5%
Group 3 Policies (c)
Net Assets	$1,689	$1,677	$1,589	$877		$1,000
Units Outstanding	140	142	145	107		94
Variable Accumulation Unit Value	$12.09	$11.83	$10.94	$8.19		$10.61
Total Return	2.2%	8.1%	33.6%	(22.8%	)	2.6%
Investment Income Ratio	4.3%	4.0%	3.6%	5.3%		6.5%
Group 4 Policies (d)
Net Assets	$5,755	$5,376	$4,488	$2,249		$2,827
Units Outstanding	455	434	392	262		255
Variable Accumulation Unit Value	$12.65	$12.37	$11.45	$8.57		$11.10
Total Return	2.2%	8.1%	33.6%	(22.8%	)	2.6%
Investment Income Ratio	4.3%	4.0%	3.6%	5.3%		6.5%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Government—Initial Class					MainStay VP Growth Allocation— Initial Class
2011	2010	2009	2008	2007	2011		2010	2009	2008		2007

$9,762	$9,654	$9,527	$10,112	$8,394	$6,444		$8,753	$7,729	$5,332		$6,400
411	427	441	472	428	605		794	800	702		521
$23.77	$22.58	$21.59	$21.39	$19.62	$10.66		$11.03	$9.65	$7.59		$12.25
5.2%	4.6%	0.9%	9.0%	5.9%	(3.3%	)	14.2%	27.1%	(38.0%	)	9.6%
3.4%	3.2%	3.6%	3.2%	4.9%	0.8%		1.2%	2.4%	0.7%		1.5%

$6,726	$6,458	$6,506	$7,349	$6,014	$4,926		$5,249	$4,407	$3,085		$3,803
363	367	388	443	396	464		479	460	411		315
$18.54	$17.58	$16.77	$16.59	$15.19	$10.62		$10.96	$9.58	$7.52		$12.10
5.5%	4.8%	1.1%	9.3%	6.2%	(3.1%	)	14.5%	27.4%	(37.9%	)	9.9%
3.3%	3.1%	3.6%	3.1%	4.9%	0.9%		1.2%	2.4%	0.7%		1.3%

$535	$541	$628	$557	$414	$—		$—	$—	$—		$—
33	35	43	39	32	—		—	—	—		—
$16.21	$15.30	$14.52	$14.29	$13.01	$—		$—	$—	$—		$—
6.0%	5.4%	1.6%	9.8%	6.7%	—		—	—	—		—
3.3%	2.9%	3.5%	4.2%	4.9%	—		—	—	—		—

$5,937	$7,101	$6,290	$6,605	$4,028	$15,632		$16,382	$12,630	$7,277		$6,916
373	473	441	475	312	1,430		1,460	1,292	968		565
$15.90	$15.01	$14.24	$14.02	$12.77	$10.93		$11.23	$9.76	$7.63		$12.22
6.0%	5.4%	1.6%	9.8%	6.7%	(2.6%	)	15.0%	28.0%	(37.6%	)	10.4%
3.2%	3.2%	3.4%	3.4%	4.9%	0.9%		1.2%	2.5%	0.8%		1.6%

$—	$—	$—	$—	$—	$—		$—	$—	$—		$—
—	—	—	—	—	—		—	—	—		—
$—	$—	$—	$—	$—	$—		$—	$—	$—		$—
—	—	—	—	—	—		—	—	—		—
—	—	—	—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Growth Equity—Initial Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$109,192		$120,972	$117,880	$94,367		$168,430
Units Outstanding	5,064		5,496	5,966	6,370		6,895
Variable Accumulation Unit Value	$21.56		$22.02	$19.76	$14.83		$24.43
Total Return	(2.1%	)	11.4%	33.2%	(39.3%	)	11.6%
Investment Income Ratio	0.5%		0.5%	0.6%	0.6%		0.1%
Group 2 Policies (b)
Net Assets	$40,673		$45,244	$43,695	$34,846		$60,491
Units Outstanding	4,921		5,371	5,791	6,165		6,509
Variable Accumulation Unit Value	$8.27		$8.43	$7.55	$5.65		$9.29
Total Return	(1.9%	)	11.6%	33.5%	(39.2%	)	11.8%
Investment Income Ratio	0.5%		0.5%	0.6%	0.6%		0.1%
Group 3 Policies (c)
Net Assets	$621		$479	$535	$399		$462
Units Outstanding	57		43	54	54		39
Variable Accumulation Unit Value	$10.88		$11.04	$9.83	$7.33		$11.99
Total Return	(1.4%	)	12.2%	34.2%	(38.9%	)	12.4%
Investment Income Ratio	0.5%		0.5%	0.6%	0.8%		0.4%
Group 4 Policies (d)
Net Assets	$7,259		$7,718	$7,093	$5,164		$8,000
Units Outstanding	595		623	643	628		594
Variable Accumulation Unit Value	$12.21		$12.38	$11.04	$8.22		$13.45
Total Return	(1.4%	)	12.2%	34.2%	(38.9%	)	12.4%
Investment Income Ratio	0.5%		0.5%	0.6%	0.6%		0.1%
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP High Yield Corporate Bond—Initial Class						MainStay VP ICAP Select Equity—Initial Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$49,725	$50,084	$48,238	$35,074		$52,218	$47,233		$51,346	$48,028	$32,766		$7,024
1,395	1,482	1,598	1,647		1,848	3,713		3,952	4,337	3,799		504
$35.65	$33.78	$30.19	$21.29		$28.25	$12.72		$13.00	$11.08	$8.62		$13.92
5.5%	11.9%	41.8%	(24.6%	)	1.6%	(2.1%	)	17.3%	28.5%	(38.0%	)	6.1%
6.2%	5.9%	7.8%	9.1%		6.5%	1.4%		0.8%	1.9%	0.8%		0.6%

$27,969	$30,106	$27,717	$18,920		$27,662	$33,470		$36,114	$33,857	$20,598		$12,629
1,208	1,376	1,422	1,377		1,521	2,434		2,573	2,835	2,221		845
$23.13	$21.88	$19.52	$13.73		$18.19	$13.76		$14.04	$11.94	$9.28		$14.94
5.7%	12.1%	42.1%	(24.5%	)	1.8%	(1.9%	)	17.5%	28.8%	(37.9%	)	6.3%
6.2%	5.9%	8.0%	9.2%		6.6%	1.4%		0.8%	1.8%	0.6%		0.6%

$3,823	$3,537	$2,830	$2,880		$1,901	$1,552		$1,574	$1,349	$1,038		$425
159	156	140	204		102	105		104	105	105		27
$24.17	$22.74	$20.19	$14.13		$18.62	$14.87		$15.09	$12.77	$9.87		$15.81
6.3%	12.7%	42.8%	(24.1%	)	2.3%	(1.4%	)	18.1%	29.4%	(37.6%	)	6.9%
6.4%	6.1%	7.4%	12.8%		7.5%	1.4%		0.9%	2.0%	0.7%		0.6%

$40,773	$38,153	$33,528	$19,252		$24,110	$35,539		$36,210	$30,321	$13,396		$7,866
1,769	1,758	1,740	1,427		1,354	2,375		2,383	2,356	1,342		493
$23.06	$21.70	$19.26	$13.48		$17.77	$14.97		$15.19	$12.86	$9.94		$15.92
6.3%	12.7%	42.8%	(24.1%	)	2.3%	(1.4%	)	18.1%	29.4%	(37.6%	)	6.9%
6.3%	6.0%	8.1%	10.1%		7.0%	1.4%		0.9%	1.8%	0.6%		0.7%

$7	$—	$—	$—		$—	$2		$—	$—	$—		$—
1	—	—	—		—	—		—	—	—		—
$10.38	$—	$—	$—		$—	$9.39		$—	$—	$—		$—
3.8%	—	—	—		—	(6.1%	)	—	—	—		—
5.9%	—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Income Builder—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$32,726	$34,234	$33,064	$29,892		$44,164
Units Outstanding	1,228	1,329	1,463	1,621		1,738
Variable Accumulation Unit Value	$26.65	$25.77	$22.61	$18.43		$25.40
Total Return	3.4%	14.0%	22.7%	(27.4%	)	6.8%
Investment Income Ratio	3.9%	3.1%	3.6%	3.3%		2.2%
Group 2 Policies (b)
Net Assets	$12,670	$13,253	$12,541	$10,803		$15,890
Units Outstanding	960	1,038	1,122	1,188		1,272
Variable Accumulation Unit Value	$13.22	$12.76	$11.17	$9.09		$12.50
Total Return	3.6%	14.2%	22.9%	(27.3%	)	7.0%
Investment Income Ratio	3.9%	3.1%	3.6%	3.3%		2.2%
Group 3 Policies (c)
Net Assets	$319	$280	$246	$208		$240
Units Outstanding	22	20	20	21		18
Variable Accumulation Unit Value	$14.72	$14.14	$12.32	$9.97		$13.64
Total Return	4.1%	14.8%	23.5%	(26.9%	)	7.5%
Investment Income Ratio	3.8%	2.9%	3.5%	3.3%		2.2%
Group 4 Policies (d)
Net Assets	$4,543	$4,396	$3,778	$3,176		$4,065
Units Outstanding	291	293	290	301		281
Variable Accumulation Unit Value	$15.60	$14.98	$13.05	$10.56		$14.46
Total Return	4.1%	14.8%	23.5%	(26.9%	)	7.5%
Investment Income Ratio	3.9%	3.2%	3.7%	3.5%		2.3%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP International Equity—Initial Class							MainStay VP Large Cap Growth—Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$15,135		$19,463	$20,879	$19,246		$29,329	$7,357		$7,356	$6,128	$4,074		$5,670
726		779	871	951		1,071	850		841	809	747		632
$20.84		$24.99	$23.99	$20.24		$27.42	$8.66		$8.74	$7.58	$5.45		$8.97
(16.6%	)	4.2%	18.5%	(26.2%	)	4.2%	(1.0%	)	15.4%	39.1%	(39.2%	)	20.5%
3.2%		3.2%	7.2%	1.4%		0.7%	—		—	—	0.1%		—

$9,714		$12,492	$13,552	$12,336		$18,672	$13,379		$14,345	$12,823	$9,538		$15,653
749		803	909	983		1,099	1,123		1,196	1,235	1,280		1,279
$13.00		$15.56	$14.91	$12.56		$16.98	$11.91		$12.00	$10.38	$7.45		$12.24
(16.5%	)	4.4%	18.8%	(26.0%	)	4.4%	(0.8%	)	15.6%	39.3%	(39.1%	)	20.7%
3.2%		3.1%	7.2%	1.4%		0.7%	—		—	—	0.1%		—

$—		$—	$—	$—		$—	$1,186		$1,149	$824	$611		$487
—		—	—	—		—	97		95	78	81		39
$—		$—	$—	$—		$—	$12.25		$12.28	$10.57	$7.55		$12.33
—		—	—	—		—	(0.3%	)	16.2%	40.0%	(38.8%	)	21.3%
—		—	—	—		—	—		—	—	0.1%		—

$17,535		$20,950	$19,552	$15,898		$19,316	$10,951		$9,738	$7,709	$4,400		$5,106
1,075		1,078	1,053	1,024		924	787		700	644	514		363
$16.32		$19.44	$18.53	$15.53		$20.89	$13.87		$13.91	$11.97	$8.55		$13.97
(16.0%	)	4.9%	19.4%	(25.7%	)	4.9%	(0.3%	)	16.2%	40.0%	(38.8%	)	21.3%
3.3%		3.3%	7.3%	1.5%		0.7%	—		—	—	0.1%		—

$26		$—	$—	$—		$—	$—		$—	$—	$—		$—
3		—	—	—		—	—		—	—	—		—
$8.03		$—	$—	$—		$—	$9.30		$—	$—	$—		$—
(19.7%	)	—	—	—		—	(7.0%	)	—	—	—		—
7.1%		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Mid Cap Core—Initial Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$16,311		$18,174	$16,718	$6,950		$13,177
Units Outstanding	975		1,046	1,182	668		725
Variable Accumulation Unit Value	$16.74		$17.37	$14.15	$10.41		$18.14
Total Return	(3.7%	)	22.8%	36.0%	(42.6%	)	4.3%
Investment Income Ratio	0.9%		0.4%	0.5%	0.3%		0.4%
Group 2 Policies (b)
Net Assets	$16,327		$18,672	$16,527	$5,627		$10,340
Units Outstanding	951		1,048	1,141	529		559
Variable Accumulation Unit Value	$17.20		$17.82	$14.49	$10.63		$18.50
Total Return	(3.5%	)	23.0%	36.2%	(42.5%	)	4.5%
Investment Income Ratio	0.9%		0.4%	0.5%	0.3%		0.4%
Group 3 Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$34,579		$35,902	$28,977	$8,926		$13,563
Units Outstanding	1,834		1,846	1,842	777		680
Variable Accumulation Unit Value	$18.86		$19.44	$15.73	$11.49		$19.88
Total Return	(3.0%	)	23.6%	36.9%	(42.2%	)	5.0%
Investment Income Ratio	0.9%		0.4%	0.5%	0.4%		0.4%
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP Moderate Allocation— Initial Class						MainStay VP Moderate Growth Allocation—Initial Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$8,283	$8,235	$6,634	$4,810		$4,594	$11,437		$11,735	$9,811	$7,857		$8,640
681	678	614	548		389	994		1,000	950	970		713
$12.17	$12.14	$10.81	$8.76		$11.80	$11.51		$11.73	$10.33	$8.10		$12.08
0.2%	12.3%	23.3%	(25.7%	)	8.0%	(1.9%	)	13.5%	27.5%	(33.0%	)	8.6%
1.8%	2.2%	2.9%	0.4%		3.0%	1.1%		1.6%	2.9%	0.7%		2.2%

$4,900	$5,093	$4,217	$2,986		$3,126	$7,388		$7,486	$6,626	$4,779		$5,768
403	420	392	343		267	646		643	648	596		481
$12.17	$12.12	$10.77	$8.71		$11.71	$11.44		$11.64	$10.23	$8.00		$11.92
0.4%	12.5%	23.6%	(25.6%	)	8.2%	(1.7%	)	13.8%	27.8%	(32.8%	)	8.9%
1.7%	2.2%	3.0%	0.4%		2.9%	1.1%		1.5%	3.0%	0.6%		2.3%

$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
—	—	—	—		—	—		—	—	—		—

$10,186	$10,809	$8,367	$4,882		$4,008	$19,023		$18,876	$14,404	$8,882		$7,316
807	864	756	546		336	1,606		1,573	1,371	1,084		603
$12.63	$12.51	$11.06	$8.90		$11.90	$11.85		$11.99	$10.49	$8.17		$12.10
0.9%	13.1%	24.2%	(25.2%	)	8.7%	(1.2%	)	14.3%	28.4%	(32.5%	)	9.4%
1.8%	2.2%	3.0%	0.4%		3.1%	1.1%		1.6%	3.0%	0.7%		2.4%

$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
$—	$—	$—	$—		$—	$—		$—	$—	$—		$—
—	—	—	—		—	—		—	—	—		—
—	—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP S&P 500 Index—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$98,653	$107,181	$103,547	$90,435		$154,823
Units Outstanding	2,928	3,219	3,543	3,882		4,156
Variable Accumulation Unit Value	$33.69	$33.31	$29.24	$23.32		$37.28
Total Return	1.1%	13.9%	25.4%	(37.5%	)	4.5%
Investment Income Ratio	1.7%	1.8%	2.8%	2.3%		1.6%
Group 2 Policies (b)
Net Assets	$55,964	$61,536	$59,786	$49,993		$85,692
Units Outstanding	4,995	5,560	6,169	6,478		6,960
Variable Accumulation Unit Value	$11.21	$11.07	$9.69	$7.72		$12.31
Total Return	1.3%	14.2%	25.6%	(37.3%	)	4.7%
Investment Income Ratio	1.7%	1.8%	2.8%	2.3%		1.6%
Group 3 Policies (c)
Net Assets	$17,079	$17,146	$15,004	$11,939		$4,322
Units Outstanding	1,300	1,329	1,334	1,341		306
Variable Accumulation Unit Value	$13.14	$12.90	$11.24	$8.90		$14.14
Total Return	1.8%	14.7%	26.3%	(37.0%	)	5.2%
Investment Income Ratio	1.7%	1.8%	2.9%	2.4%		1.8%
Group 4 Policies (d)
Net Assets	$40,974	$41,151	$36,342	$27,617		$41,534
Units Outstanding	2,865	2,929	2,967	2,847		2,693
Variable Accumulation Unit Value	$14.31	$14.05	$12.25	$9.70		$15.40
Total Return	1.8%	14.7%	26.3%	(37.0%	)	5.2%
Investment Income Ratio	1.7%	1.8%	2.9%	2.4%		1.7%
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MainStay VP U.S. Small Cap—Initial Class				Alger Capital Appreciation Portfolio—Class I-2 Shares
2011		2010	2009	2011		2010	2009	2008		2007

$3,134		$3,334	$2,971	$—		$—	$—	$—		$—
250		257	284	—		—	—	—		—
$12.55		$12.99	$10.46	$—		$—	$—	$—		$—
(3.4%	)	24.2%	4.6%	—		—	—	—		—
0.9%		0.1%	—	—		—	—	—		—

$4,643		$5,098	$4,286	$—		$—	$—	$—		$—
368		392	410	—		—	—	—		—
$12.60		$13.02	$10.46	$—		$—	$—	$—		$—
(3.2%	)	24.4%	4.6%	—		—	—	—		—
0.9%		0.1%	—	—		—	—	—		—

$—		$—	$—	$1,422		$1,282	$1,059	$697		$489
—		—	—	64		58	54	54		21
$—		$—	$—	$22.16		$22.22	$19.49	$12.90		$23.51
—		—	—	(0.3%	)	14.0%	51.1%	(45.1%	)	33.5%
—		—	—	0.1%		0.4%	—	—		—

$8,817		$9,201	$7,400	$—		$—	$—	$—		$—
693		703	707	—		—	—	—		—
$12.73		$13.09	$10.47	$—		$—	$—	$—		$—
(2.7%	)	25.0%	4.7%	—		—	—	—		—
0.9%		0.1%	—	—		—	—	—		—

$—		$—	$—	$2		$—	$—	$—		$—
—		—	—	—		—	—	—		—
$—		$—	$—	$9.32		$—	$—	$—		$—
—		—	—	(6.8%	)	—	—	—		—
—		—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Alger Small Cap Growth Portfolio—Class I-2 Shares
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$14,016		$16,454	$14,977	$11,378		$23,986
Units Outstanding	897		1,012	1,146	1,264		1,407
Variable Accumulation Unit Value	$15.63		$16.26	$13.07	$9.04		$17.05
Total Return	(3.9%	)	24.4%	44.5%	(47.0%	)	16.4%
Investment Income Ratio	—		—	—	—		—
Group 2 Policies (b)
Net Assets	$12,363		$14,719	$13,363	$10,064		$20,855
Units Outstanding	1,038		1,184	1,340	1,461		1,608
Variable Accumulation Unit Value	$11.98		$12.43	$9.97	$6.89		$12.97
Total Return	(3.7%	)	24.7%	44.8%	(46.9%	)	16.7%
Investment Income Ratio	—		—	—	—		—
Group 3 Policies (c)
Net Assets	$761		$833	$665	$490		$907
Units Outstanding	39		41	41	44		44
Variable Accumulation Unit Value	$19.56		$20.20	$16.12	$11.08		$20.75
Total Return	(3.2%	)	25.3%	45.5%	(46.6%	)	17.2%
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$6,376		$7,387	$6,322	$4,255		$7,920
Units Outstanding	300		336	360	354		351
Variable Accumulation Unit Value	$21.27		$21.97	$17.54	$12.05		$22.57
Total Return	(3.2%	)	25.3%	45.5%	(46.6%	)	17.2%
Investment Income Ratio	—		—	—	—		—
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares						AllianceBernstein VPS International Value Portfolio— Class A Shares		American Century® VP Inflation Protection—Class II
2011		2010	2009	2008		2011		2011	2010	2009	2008		2007

$926		$959	$485	$268		$—		$—	$—	$—	$—		$—
92		87	55	44		—		—	—	—	—		—
$10.01		$11.01	$8.73	$6.16		$—		$—	$—	$—	$—		$—
(9.0%	)	26.0%	41.9%	(38.4%	)	—		—	—	—	—		—
0.5%		0.5%	1.0%	—		—		—	—	—	—		—

$1,282		$1,370	$782	$248		$—		$—	$—	$—	$—		$—
128		125	88	40		—		—	—	—	—		—
$10.02		$11.00	$8.71	$6.13		$—		$—	$—	$—	$—		$—
(8.8%	)	26.3%	42.1%	(38.7%	)	—		—	—	—	—		—
0.5%		0.4%	1.0%	—		—		—	—	—	—		—

$—		$—	$—	$—		$—		$202	$182	$129	$136		$75
—		—	—	—		—		13	14	10	12		6
$—		$—	$—	$—		$—		$14.97	$13.39	$12.74	$11.56		$11.75
—		—	—	—		—		11.7%	5.1%	10.2%	(1.6%	)	9.5%
—		—	—	—		—		4.0%	1.6%	1.7%	4.5%		4.4%

$2,604		$2,392	$1,383	$477		$—		$—	$—	$—	$—		$—
247		207	152	74		—		—	—	—	—		—
$10.56		$11.53	$9.08	$6.36		$—		$—	$—	$—	$—		$—
(8.4%	)	26.9%	42.9%	(36.4%	)	—		—	—	—	—		—
0.5%		0.5%	1.0%	—		—		—	—	—	—		—

$—		$—	$—	$—		$—		$18	$—	$—	$—		$—
—		—	—	—		—		2	—	—	—		—
$—		$—	$—	$—		$7.68		$11.35	$—	$—	$—		$—
—		—	—	—		(23.2%	)	13.5%	—	—	—		—
—		—	—	—		9.6%		2.4%	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

American Century® VP International—Class II
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 2 Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 3 Policies (c)
Net Assets	$1,465		$1,814	$1,528	$1,100		$2,730
Units Outstanding	88		96	91	87		119
Variable Accumulation Unit Value	$16.73		$19.05	$16.84	$12.60		$22.87
Total Return	(12.2%	)	13.1%	33.6%	(44.9%	)	17.9%
Investment Income Ratio	1.2%		2.1%	1.9%	0.5%		0.5%
Group 4 Policies (d)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

American Century® VP Value—Class II							Calvert VP SRI Balanced Portfolio
2011	2010	2009	2008		2007		2011	2010	2009	2008		2007

$—	$—	$—	$—		$—		$1,128	$1,301	$1,203	$1,170		$1,713
—	—	—	—		—		66	79	81	98		98
$—	$—	$—	$—		$—		$17.12	$16.48	$14.81	$11.90		$17.45
—	—	—	—		—		3.8%	11.3%	24.4%	(31.8%	)	2.0%
—	—	—	—		—		1.2%	1.5%	2.2%	2.6%		2.4%

$—	$—	$—	$—		$—		$1,718	$1,755	$1,684	$1,463		$2,183
—	—	—	—		—		140	148	159	172		175
$—	$—	$—	$—		$—		$12.30	$11.82	$10.60	$8.50		$12.44
—	—	—	—		—		4.0%	11.5%	24.7%	(31.7%	)	2.2%
—	—	—	—		—		1.3%	1.4%	2.1%	2.6%		2.4%

$1,196	$1,162	$986	$943		$843		$—	$—	$—	$—		$—
71	69	66	76		49		—	—	—	—		—
$17.01	$16.87	$14.92	$12.47		$17.03		$—	$—	$—	$—		$—
0.9%	13.0%	19.7%	(26.8%	)	(5.3%	)	—	—	—	—		—
1.9%	2.1%	5.8%	2.1%		1.8%		—	—	—	—		—

$—	$—	$—	$—		$—		$1,225	$1,082	$929	$716		$937
—	—	—	—		—		85	79	76	73		65
$—	$—	$—	$—		$—		$14.33	$13.70	$12.23	$9.76		$14.21
—	—	—	—		—		4.6%	12.1%	25.3%	(31.3%	)	2.8%
—	—	—	—		—		1.4%	1.5%	2.3%	2.7%		2.3%

$—	$—	$—	$—		$—		$—	$—	$—	$—		$—
—	—	—	—		—		—	—	—	—		—
$—	$—	$—	$—		$—		$—	$—	$—	$—		$—
—	—	—	—		—		—	—	—	—		—
—	—	—	—		—		—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Delaware VIP Diversified Income Series— Standard Class	Delaware VIP Emerging Markets Series— Standard Class		Delaware VIP International Value Equity Series— Standard Class		Delaware VIP Small Cap Value Series— Standard Class
	2011	2011		2011		2011

Group 1 Policies (a)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 2 Policies (b)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 3 Policies (c)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 4 Policies (d)
Net Assets	$—	$—		$—		$—
Units Outstanding	—	—		—		—
Variable Accumulation Unit Value	$—	$—		$—		$—
Total Return	—	—		—		—
Investment Income Ratio	—	—		—		—
Group 5 Policies (e)
Net Assets	$87	$18		$1		$3
Units Outstanding	8	2		—		—
Variable Accumulation Unit Value	$10.64	$8.15		$8.06		$9.37
Total Return	6.4%	(18.5%	)	(19.4%	)	(6.3%	)
Investment Income Ratio	—	—		0.2%		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Delaware VIP Value Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares							Dreyfus VIF Opportunistic Small Cap— Initial Shares
2011	2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—	$2,039		$2,542	$1,924	$1,776		$3,475	$—		$—	$—	$—		$—
—	176		202	197	284		325	—		—	—	—		—
$—	$11.55		$12.62	$9.78	$6.24		$10.69	$—		$—	$—	$—		$—
—	(8.4%	)	29.0%	56.6%	(41.6%	)	13.9%	—		—	—	—		—
—	—		—	0.5%	—		—	—		—	—	—		—

$—	$3,289		$3,788	$3,034	$1,954		$3,329	$—		$—	$—	$—		$—
—	271		286	296	299		299	—		—	—	—		—
$—	$12.16		$13.26	$10.25	$6.54		$11.17	$—		$—	$—	$—		$—
—	(8.2%	)	29.3%	56.9%	(41.5%	)	14.2%	—		—	—	—		—
—	—		—	0.4%	—		—	—		—	—	—		—

$—	$453		$507	$373	$251		$242	$1,257		$1,711	$1,251	$966		$1,161
—	28		29	28	30		17	102		120	115	112		84
$—	$15.96		$17.31	$13.32	$8.45		$14.36	$12.32		$14.30	$10.90	$8.65		$13.86
—	(7.8%	)	29.9%	57.7%	(41.2%	)	14.7%	(13.8%	)	31.1%	26.0%	(37.6%	)	(11.1%	)
—	—		—	0.3%	—		—	0.4%		0.7%	1.6%	0.9%		0.6%

$—	$7,469		$8,353	$5,515	$2,861		$4,303	$—		$—	$—	$—		$—
—	465		479	411	336		297	—		—	—	—		—
$—	$16.07		$17.42	$13.41	$8.50		$14.46	$—		$—	$—	$—		$—
—	(7.8%	)	29.9%	57.7%	(41.2%	)	14.7%	—		—	—	—		—
—	—		—	0.4%	—		—	—		—	—	—		—

$57	$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
5	—		—	—	—		—	—		—	—	—		—
$10.47	$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
4.7%	—		—	—	—		—	—		—	—	—		—
—	—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	DWS Dreman Small Mid Cap Value VIP—Class A Shares						DWS Small Cap Index VIP— Class A Shares
	2011		2010	2009	2008		2011

Group 1 Policies (a)
Net Assets	$546		$508	$292	$73		$—
Units Outstanding	54		47	35	11		—
Variable Accumulation Unit Value	$10.10		$10.83	$8.86	$6.88		$—
Total Return	(6.7%	)	22.2%	28.8%	(31.2%	)	—
Investment Income Ratio	1.1%		1.4%	1.2%	—		—
Group 2 Policies (b)
Net Assets	$347		$280	$212	$96		$—
Units Outstanding	34		25	23	14		—
Variable Accumulation Unit Value	$10.31		$11.03	$9.01	$6.98		$—
Total Return	(6.5%	)	22.5%	29.1%	(30.2%	)	—
Investment Income Ratio	1.1%		1.4%	1.5%	—		—
Group 3 Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$945		$707	$508	$158		$—
Units Outstanding	91		64	57	23		—
Variable Accumulation Unit Value	$10.36		$11.03	$8.96	$6.91		$—
Total Return	(6.1%	)	23.1%	29.7%	(30.9%	)	—
Investment Income Ratio	1.0%		1.7%	1.4%	—		—
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$19
Units Outstanding	—		—	—	—		2
Variable Accumulation Unit Value	$—		$—	$—	$—		$9.11
Total Return	—		—	—	—		(8.9%	)
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Fidelity® VIP Contrafund®—Initial Class							Fidelity® VIP Equity-Income—Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$63,034		$71,173	$70,015	$58,105		$106,766	$22,309		$23,670	$22,603	$18,622		$34,182
2,227		2,435	2,786	3,121		3,268	1,125		1,197	1,306	1,400		1,459
$28.31		$29.25	$25.13	$18.65		$32.66	$19.83		$19.78	$17.29	$13.38		$23.49
(3.2%	)	16.4%	34.8%	(42.9%	)	16.8%	0.3%		14.3%	29.3%	(43.1%	)	0.8%
1.0%		1.2%	1.4%	1.0%		1.0%	2.5%		1.8%	2.3%	2.5%		1.8%

$45,673		$50,864	$47,769	$37,491		$68,721	$13,493		$14,758	$14,340	$11,580		$21,778
2,717		2,932	3,210	3,403		3,567	972		1,067	1,187	1,242		1,334
$16.83		$17.35	$14.88	$11.02		$19.26	$13.90		$13.84	$12.08	$9.32		$16.33
(3.0%	)	16.6%	35.0%	(42.8%	)	17.0%	0.5%		14.6%	29.6%	(42.9%	)	1.0%
1.0%		1.2%	1.4%	1.0%		1.0%	2.4%		1.8%	2.3%	2.5%		1.8%

$12,651		$12,491	$8,458	$5,558		$6,943	$2,402		$3,147	$2,779	$2,062		$3,044
697		671	532	475		341	172		227	231	223		189
$18.15		$18.62	$15.89	$11.71		$20.36	$13.98		$13.84	$12.02	$9.23		$16.10
(2.5%	)	17.2%	35.7%	(42.5%	)	17.6%	1.0%		15.1%	30.2%	(42.7%	)	1.5%
1.0%		1.4%	1.5%	1.1%		1.0%	2.0%		1.9%	2.5%	2.7%		2.2%

$40,887		$42,090	$34,824	$23,771		$35,272	$15,681		$15,808	$13,459	$9,793		$15,397
2,256		2,262	2,190	2,030		1,731	1,132		1,151	1,123	1,070		963
$18.14		$18.61	$15.88	$11.70		$20.35	$13.87		$13.73	$11.93	$9.16		$15.97
(2.5%	)	17.2%	35.7%	(42.5%	)	17.6%	1.0%		15.1%	30.2%	(42.7%	)	1.5%
1.0%		1.3%	1.5%	1.1%		1.0%	2.5%		1.9%	2.4%	2.7%		2.0%

$22		$—	$—	$—		$—	$—		$—	$—	$—		$—
2		—	—	—		—	—		—	—	—		—
$9.20		$—	$—	$—		$—	$9.49		$—	$—	$—		$—
(8.0%	)	—	—	—		—	(5.1%	)	—	—	—		—
2.9%		—	—	—		—	3.7%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

Fidelity® VIP Growth—Initial Class
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 2 Policies (b)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 3 Policies (c)
Net Assets	$3,420	$3,486	$2,878	$2,379		$2,257
Units Outstanding	302	308	316	335		168
Variable Accumulation Unit Value	$11.33	$11.31	$9.11	$7.10		$13.44
Total Return	0.2%	24.2%	28.3%	(47.2%	)	27.0%
Investment Income Ratio	0.4%	0.3%	0.5%	1.1%		0.6%
Group 4 Policies (d)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Fidelity® VIP Index 500—Initial Class							Fidelity® VIP Investment Grade Bond—Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$9,276		$8,750	$6,905	$3,787		$2,818	$935	$960	$980	$860		$795
719		692	626	436		204	59	64	70	71		64
$12.91		$12.65	$11.00	$8.68		$13.78	$16.11	$15.01	$13.92	$12.03		$12.44
2.0%		15.0%	26.6%	(37.0%	)	5.4%	7.3%	7.8%	15.7%	(3.2%	)	4.3%
2.0%		2.1%	2.8%	3.3%		3.8%	4.8%	3.5%	8.6%	3.6%		3.3%

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$30		$—	$—	$—		$—	$123	$—	$—	$—		$—
3		—	—	—		—	11	—	—	—		—
$9.63		$—	$—	$—		$—	$10.78	$—	$—	$—		$—
(3.7%	)	—	—	—		—	7.8%	—	—	—		—
4.2%		—	—	—		—	6.5%	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Mid Cap—Initial Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 2 Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 3 Policies (c)
Net Assets	$4,063		$5,008	$3,586	$2,460		$3,434
Units Outstanding	168		185	170	164		138
Variable Accumulation Unit Value	$24.25		$27.13	$21.06	$15.03		$24.82
Total Return	(10.6%	)	28.8%	40.1%	(39.4%	)	15.6%
Investment Income Ratio	0.2%		0.4%	0.7%	0.5%		0.9%
Group 4 Policies (d)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 5 Policies (e)
Net Assets	$28		$—	$—	$—		$—
Units Outstanding	3		—	—	—		—
Variable Accumulation Unit Value	$8.55		$—	$—	$—		$—
Total Return	(14.5%	)	—	—	—		—
Investment Income Ratio	0.6%		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Fidelity® VIP Overseas—Initial Class							Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares
2011		2010	2009	2008		2007	2011		2011		2010	2009	2008

$—		$—	$—	$—		$—	$—		$862		$768	$622	$379
—		—	—	—		—	—		101		84	76	62
$—		$—	$—	$—		$—	$—		$8.50		$9.18	$8.19	$6.10
—		—	—	—		—	—		(7.4%	)	12.1%	34.3%	(39.0%	)
—		—	—	—		—	—		1.5%		2.4%	1.7%	2.0%

$—		$—	$—	$—		$—	$—		$890		$817	$800	$415
—		—	—	—		—	—		99		87	95	66
$—		$—	$—	$—		$—	$—		$8.75		$9.43	$8.40	$6.24
—		—	—	—		—	—		(7.2%	)	12.3%	34.6%	(37.6%	)
—		—	—	—		—	—		1.5%		2.2%	1.8%	1.9%

$4,937		$6,346	$4,661	$3,329		$4,219	$—		$—		$—	$—	$—
350		373	310	280		199	—		—		—	—	—
$14.10		$17.02	$15.05	$11.89		$21.16	$—		$—		$—	$—	$—
(17.2%	)	13.1%	26.5%	(43.8%	)	17.3%	—		—		—	—	—
1.3%		1.5%	2.3%	3.2%		3.3%	—		—		—	—	—

$—		$—	$—	$—		$—	$—		$2,328		$1,753	$1,101	$524
—		—	—	—		—	—		259		182	129	83
$—		$—	$—	$—		$—	$—		$8.98		$9.63	$8.53	$6.31
—		—	—	—		—	—		(6.7%	)	12.9%	35.2%	(36.9%	)
—		—	—	—		—	—		1.4%		2.5%	1.7%	1.6%

$2		$—	$—	$—		$—	$10		$3		$—	$—	$—
—		—	—	—		—	1		—		—	—	—
$7.97		$—	$—	$—		$—	$9.21		$9.19		$—	$—	$—
(20.3%	)	—	—	—		—	(7.9%	)	(8.1%	)	—	—	—
2.3%		—	—	—		—	7.1%		—		—	—	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares		Janus Aspen Balanced Portfolio—Institutional Shares
	2011		2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$38,960	$41,538	$41,624	$36,589		$46,207
Units Outstanding	—		1,234	1,327	1,431	1,573		1,665
Variable Accumulation Unit Value	$—		$31.59	$31.30	$29.08	$23.26		$27.84
Total Return	—		0.9%	7.6%	25.0%	(16.4%	)	9.8%
Investment Income Ratio	—		2.4%	2.8%	3.0%	2.7%		2.5%
Group 2 Policies (b)
Net Assets	$—		$51,563	$56,581	$58,460	$50,629		$65,146
Units Outstanding	—		2,845	3,158	3,519	3,816		4,111
Variable Accumulation Unit Value	$—		$18.12	$17.92	$16.62	$13.27		$15.84
Total Return	—		1.1%	7.8%	25.3%	(16.3%	)	10.0%
Investment Income Ratio	—		2.4%	2.8%	3.0%	2.7%		2.6%
Group 3 Policies (c)
Net Assets	$—		$1,977	$1,711	$1,590	$1,232		$656
Units Outstanding	—		110	97	98	95		43
Variable Accumulation Unit Value	$—		$17.93	$17.64	$16.28	$12.93		$15.37
Total Return	—		1.6%	8.4%	25.9%	(15.8%	)	10.5%
Investment Income Ratio	—		2.5%	2.8%	3.0%	2.7%		2.7%
Group 4 Policies (d)
Net Assets	$—		$18,258	$18,639	$17,219	$13,684		$15,095
Units Outstanding	—		1,010	1,048	1,050	1,052		974
Variable Accumulation Unit Value	$—		$18.07	$17.78	$16.40	$13.03		$15.48
Total Return	—		1.6%	8.4%	25.9%	(15.8%	)	10.5%
Investment Income Ratio	—		2.4%	2.9%	3.0%	2.7%		2.6%
Group 5 Policies (e)
Net Assets	$26		$—	$—	$—	$—		$—
Units Outstanding	3		—	—	—	—		—
Variable Accumulation Unit Value	$9.48		$—	$—	$—	$—		$—
Total Return	(5.2%	)	—	—	—	—		—
Investment Income Ratio	1.5%		—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Janus Aspen Enterprise Portfolio—Institutional Shares							Janus Aspen Forty Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
2011		2010	2009	2008		2007	2011		2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$30,981		$39,189	$38,071	$29,630		$57,829
—		—	—	—		—	—		1,954		2,117	2,365	2,525		2,699
$—		$—	$—	$—		$—	$—		$15.86		$18.51	$16.10	$11.77		$21.42
—		—	—	—		—	—		(14.3%	)	15.0%	36.7%	(45.0%	)	8.9%
—		—	—	—		—	—		0.6%		0.6%	1.4%	1.2%		0.8%

$—		$—	$—	$—		$—	$—		$31,659		$40,351	$38,010	$29,150		$56,285
—		—	—	—		—	—		3,608		3,944	4,282	4,497		4,782
$—		$—	$—	$—		$—	$—		$8.78		$10.23	$8.88	$6.48		$11.77
—		—	—	—		—	—		(14.2%	)	15.3%	37.0%	(44.9%	)	9.1%
—		—	—	—		—	—		0.6%		0.6%	1.4%	1.2%		0.8%

$940		$841	$772	$1,026		$462	$—		$1,444		$1,622	$1,349	$1,055		$1,019
48		42	48	93		24	—		139		135	130	140		75
$19.79		$20.07	$15.95	$11.01		$19.57	$—		$10.36		$12.01	$10.36	$7.53		$13.60
(1.4%	)	25.8%	44.8%	(43.7%	)	22.0%	—		(13.7%	)	15.8%	37.7%	(44.7%	)	9.6%
—		0.1%	—	0.3%		0.2%	—		0.6%		0.6%	1.4%	1.4%		0.8%

$—		$—	$—	$—		$—	$—		$7,733		$8,893	$7,523	$5,019		$7,824
—		—	—	—		—	—		696		690	675	623		532
$—		$—	$—	$—		$—	$—		$11.11		$12.88	$11.12	$8.07		$14.59
—		—	—	—		—	—		(13.7%	)	15.8%	37.7%	(44.7%	)	9.6%
—		—	—	—		—	—		0.6%		0.6%	1.4%	1.3%		0.8%

$46		$—	$—	$—		$—	$8		$—		$—	$—	$—		$—
5		—	—	—		—	1		—		—	—	—		—
$9.23		$—	$—	$—		$—	$8.95		$—		$—	$—	$—		$—
(7.7%	)	—	—	—		—	(10.5%	)	—		—	—	—		—
—		—	—	—		—	0.5%		—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	LVIP Baron Growth Opportunities Fund—Service Class		MFS® Investors Trust Series—Initial Class
	2011		2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$—		$—		$—	$—	$—		$—
Total Return	—		—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—
Group 2 Policies (b)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$—		$—		$—	$—	$—		$—
Total Return	—		—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—
Group 3 Policies (c)
Net Assets	$—		$135		$138	$118	$149		$203
Units Outstanding	—		10		10	10	16		14
Variable Accumulation Unit Value	$—		$13.23		$13.52	$12.17	$9.59		$14.33
Total Return	—		(2.2%	)	11.1%	26.9%	(33.1%	)	10.3%
Investment Income Ratio	—		0.9%		1.2%	1.7%	0.7%		0.7%
Group 4 Policies (d)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$—		$—		$—	$—	$—		$—
Total Return	—		—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—
Group 5 Policies (e)
Net Assets	$—		$—		$—	$—	$—		$—
Units Outstanding	—		—		—	—	—		—
Variable Accumulation Unit Value	$9.81		$—		$—	$—	$—		$—
Total Return	(1.9%	)	—		—	—	—		—
Investment Income Ratio	—		—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MFS® New Discovery Series—Initial Class							MFS® Research Series— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$1,857		$2,270	$1,477	$904		$524	$123		$148	$111	$111		$111
112		123	109	109		38	10		12	11	14		9
$16.60		$18.50	$13.57	$8.32		$13.71	$12.00		$12.06	$10.40	$7.97		$12.47
(10.3%	)	36.3%	63.2%	(39.3%	)	2.5%	(0.5%	)	15.9%	30.5%	(36.1%	)	3.0%
—		—	—	—		—	0.9%		0.9%	1.4%	0.5%		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$8.37		$—	$—	$—		$—	$—		$—	$—	$—		$—
(16.3%	)	—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Utilities Series— Initial Class						MFS® Value Series— Initial Class
	2011	2010	2009	2008		2007	2011

Group 1 Policies (a)
Net Assets	$3,501	$2,528	$1,594	$708		$—	$—
Units Outstanding	355	271	194	115		—	—
Variable Accumulation Unit Value	$9.86	$9.30	$8.23	$6.22		$—	$—
Total Return	6.0%	13.0%	32.3%	(37.8%	)	—	—
Investment Income Ratio	3.3%	3.0%	4.7%	—		—	—
Group 2 Policies (b)
Net Assets	$2,647	$1,680	$1,128	$463		$—	$—
Units Outstanding	266	180	137	74		—	—
Variable Accumulation Unit Value	$9.93	$9.35	$8.25	$6.23		$—	$—
Total Return	6.3%	13.2%	32.6%	(37.7%	)	—	—
Investment Income Ratio	3.4%	3.2%	4.4%	—		—	—
Group 3 Policies (c)
Net Assets	$1,676	$1,517	$1,177	$811		$1,629	$—
Units Outstanding	51	49	43	40		50	—
Variable Accumulation Unit Value	$33.17	$31.07	$27.30	$20.49		$32.87	$—
Total Return	6.8%	13.8%	33.2%	(37.7%	)	27.9%	—
Investment Income Ratio	3.3%	3.1%	4.8%	1.1%		0.6%	—
Group 4 Policies (d)
Net Assets	$6,319	$4,343	$2,400	$780		$—	$—
Units Outstanding	620	456	286	123		—	—
Variable Accumulation Unit Value	$10.19	$9.54	$8.38	$6.29		$—	$—
Total Return	6.8%	13.8%	33.2%	(37.1%	)	—	—
Investment Income Ratio	3.2%	3.0%	4.0%	—		—	—
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—	$—
Units Outstanding	—	—	—	—		—	—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—	$9.48
Total Return	—	—	—	—		—	(5.2%	)
Investment Income Ratio	—	—	—	—		—	2.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

MFS® VIT II International Value Portfolio		Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I Shares							PIMCO Global Bond— Administrative Class Shares
2011		2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
—		—		—	—	—		—	—	—	—	—		—

$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
—		—		—	—	—		—	—	—	—	—		—

$—		$607		$540	$397	$400		$183	$278	$288	$190	$214		$77
—		32		29	27	36		9	17	19	14	19		7
$—		$18.73		$18.64	$14.44	$10.97		$19.37	$16.06	$14.93	$13.37	$11.44		$11.54
—		0.5%		29.1%	31.6%	(43.4%	)	22.5%	7.6%	11.7%	16.9%	(0.9%	)	9.7%
—		—		—	—	—		—	2.6%	2.7%	3.2%	3.2%		3.2%

$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
$—		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—		—	—	—		—	—	—	—	—		—
—		—		—	—	—		—	—	—	—	—		—

$19		$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
2		—		—	—	—		—	—	—	—	—		—
$9.63		$9.47		$—	$—	$—		$—	$—	$—	$—	$—		$—
(3.7%	)	(5.3%	)	—	—	—		—	—	—	—	—		—
2.3%		—		—	—	—		—	—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

PIMCO Low Duration— Administrative Class Shares
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 2 Policies (b)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 3 Policies (c)
Net Assets	$146	$327	$398	$18		$—
Units Outstanding	12	27	35	2		—
Variable Accumulation Unit Value	$12.04	$11.91	$11.31	$9.98		$10.18
Total Return	1.1%	5.3%	13.3%	(2.0%	)	1.8%
Investment Income Ratio	1.8%	1.6%	2.5%	3.8%		6.1%
Group 4 Policies (d)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Group 5 Policies (e)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

PIMCO Real Return— Administrative Class Shares						PIMCO Total Return— Administrative Class Shares
2011	2010	2009	2008		2007	2011	2010	2009	2008	2007

$1,866	$694	$—	$—		$—	$—	$—	$—	$—	$—
163	66	—	—		—	—	—	—	—	—
$11.48	$10.35	$—	$—		$—	$—	$—	$—	$—	$—
10.9%	3.5%	—	—		—	—	—	—	—	—
1.9%	1.2%	—	—		—	—	—	—	—	—

$1,650	$730	$—	$—		$—	$—	$—	$—	$—	$—
140	70	—	—		—	—	—	—	—	—
$11.52	$10.37	$—	$—		$—	$—	$—	$—	$—	$—
11.1%	3.7%	—	—		—	—	—	—	—	—
1.9%	1.2%	—	—		—	—	—	—	—	—

$692	$636	$276	$248		$91	$2,345	$2,101	$1,489	$970	$413
47	49	23	24		8	156	145	111	82	37
$14.57	$13.05	$12.07	$10.20		$11.03	$15.02	$14.50	$13.41	$11.75	$11.22
11.7%	8.1%	18.4%	(7.5%	)	10.7%	3.6%	8.1%	14.1%	4.8%	8.8%
2.1%	1.4%	3.0%	3.4%		4.0%	2.6%	2.4%	5.1%	4.3%	3.2%

$2,923	$1,035	$—	$—		$—	$—	$—	$—	$—	$—
251	99	—	—		—	—	—	—	—	—
$11.62	$10.40	$—	$—		$—	$—	$—	$—	$—	$—
11.7%	4.0%	—	—		—	—	—	—	—	—
1.8%	1.1%	—	—		—	—	—	—	—	—

$—	$—	$—	$—		$—	$151	$—	$—	$—	$—
—	—	—	—		—	15	—	—	—	—
$—	$—	$—	$—		$—	$10.40	$—	$—	$—	$—
—	—	—	—		—	4.0%	—	—	—	—
—	—	—	—		—	2.5%	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Royce Micro-Cap Portfolio— Investment Class
	2011		2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$3,029		$3,579	$2,595	$1,357		$2,187
Units Outstanding	239		245	230	189		171
Variable Accumulation Unit Value	$12.73		$14.58	$11.30	$7.20		$12.78
Total Return	(12.7%	)	29.1%	56.9%	(43.7%	)	3.0%
Investment Income Ratio	2.4%		2.0%	—	2.9%		1.6%
Group 2 Policies (b)
Net Assets	$2,991		$3,314	$2,581	$1,442		$2,215
Units Outstanding	234		226	228	200		174
Variable Accumulation Unit Value	$12.81		$14.65	$11.33	$7.20		$12.76
Total Return	(12.5%	)	29.3%	57.3%	(43.6%	)	3.3%
Investment Income Ratio	2.4%		1.9%	—	2.8%		1.6%
Group 3 Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Group 4 Policies (d)
Net Assets	$8,036		$8,363	$5,607	$2,725		$3,159
Units Outstanding	611		559	485	374		245
Variable Accumulation Unit Value	$13.15		$14.97	$11.52	$7.29		$12.84
Total Return	(12.1%	)	30.0%	58.0%	(43.3%	)	4.0%
Investment Income Ratio	2.5%		2.1%	—	3.1%		1.8%
Group 5 Policies (e)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Royce Small-Cap Portfolio—Investment Class								T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio							T. Rowe Price International Stock Portfolio
2011		2010	2009	2008		2007		2011		2011		2010	2009	2008		2007	2011

$3,038		$3,163	$2,265	$1,798		$1,298		$—		$13,963		$15,299	$14,419	$12,858		$21,549	$—
242		242	207	220		115		—		921		996	1,071	1,192		1,266	—
$12.56		$13.08	$10.93	$8.14		$11.26		$—		$15.16		$15.38	$13.46	$10.79		$17.01	$—
(4.0%	)	19.7%	34.3%	(27.7%	)	(2.8%	)	—		(1.4%	)	14.2%	24.7%	(36.6%	)	2.5%	—
0.3%		0.1%	—	0.9%		0.1%		—		1.7%		1.9%	2.0%	2.3%		1.7%	—

$2,608		$2,704	$2,077	$1,538		$1,513		$—		$18,087		$19,939	$18,513	$15,954		$27,215	$—
207		206	189	189		135		—		1,162		1,265	1,345	1,449		1,571	—
$12.61		$13.11	$10.93	$8.12		$11.21		$—		$15.56		$15.76	$13.77	$11.02		$17.33	$—
(3.8%	)	19.9%	34.5%	(27.5%	)	(2.6%	)	—		(1.2%	)	14.4%	25.0%	(36.4%	)	2.7%	—
0.3%		0.1%	—	0.8%		0.1%		—		1.7%		1.9%	2.0%	2.3%		1.7%	—

$—		$—	$—	$—		$—		$—		$4,283		$4,391	$3,588	$3,013		$2,085	$—
—		—	—	—		—		—		294		299	281	296		131	—
$—		$—	$—	$—		$—		$—		$14.59		$14.70	$12.78	$10.17		$15.92	$—
—		—	—	—		—		—		(0.7%	)	15.0%	25.6%	(36.1%	)	3.3%	—
—		—	—	—		—		—		1.7%		2.0%	2.0%	2.6%		1.8%	—

$5,648		$5,521	$3,955	$2,233		$1,804		$—		$20,904		$21,416	$18,413	$14,220		$20,671	$—
429		405	348	267		156		—		1,423		1,448	1,429	1,390		1,289	—
$13.16		$13.61	$11.29	$8.35		$11.47		$—		$14.68		$14.79	$12.86	$10.24		$16.02	$—
(3.3%	)	20.5%	35.2%	(27.2%	)	(2.1%	)	—		(0.7%	)	15.0%	25.6%	(36.1%	)	3.3%	—
0.3%		0.1%	—	0.8%		0.1%		—		1.7%		1.9%	2.0%	2.4%		1.8%	—

$12		$—	$—	$—		$—		$15		$3		$—	$—	$—		$—	$4
1		—	—	—		—		2		—		—	—	—		—	—
$9.34		$—	$—	$—		$—		$9.43		$9.36		$—	$—	$—		$—	$8.64
(6.6%	)	—	—	—		—		(5.7%	)	(6.4%	)	—	—	—		—	(13.6%	)
0.8%		—	—	—		—		—		3.7%		—	—	—		—	5.0%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	T. Rowe Price Limited-Term Bond Portfolio
	2011	2010	2009	2008	2007

Group 1 Policies (a)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Group 2 Policies (b)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Group 3 Policies (c)
Net Assets	$744	$792	$744	$567	$275
Units Outstanding	54	59	57	47	23
Variable Accumulation Unit Value	$13.70	$13.48	$13.07	$12.07	$11.89
Total Return	1.6%	3.1%	8.3%	1.6%	5.5%
Investment Income Ratio	2.4%	2.8%	3.4%	3.8%	4.3%
Group 4 Policies (d)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Group 5 Policies (e)
Net Assets	$68	$—	$—	$—	$—
Units Outstanding	7	—	—	—	—
Variable Accumulation Unit Value	$10.17	$—	$—	$—	$—
Total Return	1.7%	—	—	—	—
Investment Income Ratio	2.1%	—	—	—	—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

T. Rowe Price New America Growth Portfolio		The Merger Fund VL		UIF Emerging Markets Debt Portfolio—Class I						UIF Emerging Markets Equity Portfolio—Class I
2011		2011		2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—		$—	$—	$—	$—		$—	$16,785		$22,967	$21,150	$13,732		$35,299
—		—		—	—	—	—		—	709		787	857	938		1,040
$—		$—		$—	$—	$—	$—		$—	$23.67		$29.15	$24.66	$14.62		$33.95
—		—		—	—	—	—		—	(18.8%	)	18.2%	68.7%	(56.9%	)	39.5%
—		—		—	—	—	—		—	0.4%		0.6%	—	—		0.4%

$—		$—		$—	$—	$—	$—		$—	$14,511		$20,588	$18,832	$11,863		$29,608
—		—		—	—	—	—		—	589		679	735	782		842
$—		$—		$—	$—	$—	$—		$—	$24.70		$30.35	$25.62	$15.16		$35.13
—		—		—	—	—	—		—	(18.6%	)	18.4%	69.0%	(56.8%	)	39.8%
—		—		—	—	—	—		—	0.4%		0.6%	—	—		0.4%

$—		$—		$1,134	$831	$744	$552		$314	$1,475		$1,879	$1,210	$614		$1,646
—		—		55	43	42	41		20	54		56	43	37		43
$—		$—		$20.76	$19.39	$17.67	$13.57		$15.96	$27.51		$33.64	$28.26	$16.64		$38.36
—		—		7.0%	9.7%	30.2%	(15.0%	)	6.5%	(18.2%	)	19.0%	69.8%	(56.6%	)	40.5%
—		—		3.3%	4.1%	7.8%	7.7%		7.3%	0.4%		0.6%	—	—		0.4%

$—		$—		$—	$—	$—	$—		$—	$17,467		$21,910	$18,284	$8,782		$17,670
—		—		—	—	—	—		—	618		634	628	513		447
$—		$—		$—	$—	$—	$—		$—	$28.27		$34.56	$29.04	$17.10		$39.42
—		—		—	—	—	—		—	(18.2%	)	19.0%	69.8%	(56.6%	)	40.5%
—		—		—	—	—	—		—	0.4%		0.6%	—	—		0.4%

$—		$44		$—	$—	$—	$—		$—	$2		$—	$—	$—		$—
—		4		—	—	—	—		—	—		—	—	—		—
$9.30		$9.95		$—	$—	$—	$—		$—	$8.74		$—	$—	$—		$—
(7.0%	)	(0.5%	)	—	—	—	—		—	(12.6%	)	—	—	—		—
0.7%		12.8%		—	—	—	—		—	0.3%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	UIF U.S. Real Estate Portfolio—Class I
	2011	2010	2009	2008		2007

Group 1 Policies (a)
Net Assets	$2,153	$1,800	$455	$416		$—
Units Outstanding	223	196	64	75		—
Variable Accumulation Unit Value	$9.64	$9.16	$7.10	$5.57		$—
Total Return	5.2%	29.1%	27.5%	(44.3%	)	—
Investment Income Ratio	0.9%	2.2%	3.1%	1.6%		—
Group 2 Policies (b)
Net Assets	$1,305	$1,026	$404	$151		$—
Units Outstanding	133	111	57	27		—
Variable Accumulation Unit Value	$9.71	$9.21	$7.12	$5.58		$—
Total Return	5.4%	29.3%	27.7%	(44.2%	)	—
Investment Income Ratio	0.9%	2.4%	3.9%	2.9%		—
Group 3 Policies (c)
Net Assets	$1,556	$1,475	$1,021	$678		$880
Units Outstanding	65	65	58	50		40
Variable Accumulation Unit Value	$24.07	$22.73	$17.49	$13.62		$21.94
Total Return	5.9%	30.0%	28.4%	(37.9%	)	(17.1%	)
Investment Income Ratio	0.8%	2.0%	3.2%	3.5%		1.2%
Group 4 Policies (d)
Net Assets	$2,970	$2,248	$779	$1,348		$—
Units Outstanding	292	234	106	233		—
Variable Accumulation Unit Value	$10.18	$9.61	$7.39	$5.76		$—
Total Return	5.9%	30.0%	28.4%	(42.4%	)	—
Investment Income Ratio	0.8%	1.2%	4.6%	3.4%		—
Group 5 Policies(e)
Net Assets	$2	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$10.01	$—	$—	$—		$—
Total Return	0.1%	—	—	—		—
Investment Income Ratio	0.1%	—	—	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b)	Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(c)	Expenses as a percent of net assets range from 0.25% to 0.55%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(d)	Expenses as a percent of net assets range from .05% to 0.70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(e)	Expenses as a percent of net assets range from 0.25% to 0.75%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

NYLIAC VUL Separate Account-I

Van Eck VIP Global Hard Assets— Initial Class							Van Eck VIP Multi-Manager Alternatives—Initial Class							Victory VIF Diversified Stock Fund— Class A Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007	2011

$10,859		$14,175	$11,490	$6,746		$11,631	$—		$—	$—	$—		$—	$—
599		648	674	620		570	—		—	—	—		—	—
$18.14		$21.87	$17.04	$10.89		$20.36	$—		$—	$—	$—		$—	$—
(17.0%	)	28.3%	56.4%	(46.5%	)	44.0%	—		—	—	—		—	—
1.2%		0.4%	0.2%	0.3%		0.1%	—		—	—	—		—	—

$8,865		$10,619	$8,680	$5,151		$8,621	$—		$—	$—	$—		$—	$—
502		500	524	488		438	—		—	—	—		—	—
$17.69		$21.28	$16.55	$10.56		$19.69	$—		$—	$—	$—		$—	$—
(16.9%	)	28.6%	56.7%	(46.4%	)	44.4%	—		—	—	—		—	—
1.1%		0.4%	0.2%	0.3%		0.1%	—		—	—	—		—	—

$2,274		$3,130	$2,237	$1,318		$1,966	$1,076		$1,234	$1,101	$627		$477	$—
66		74	68	63		51	99		111	104	67		44	—
$35.48		$42.46	$32.86	$20.86		$38.71	$10.91		$11.16	$10.63	$9.34		$10.74	$—
(16.5%	)	29.2%	57.5%	(46.1%	)	45.4%	(2.3%	)	5.0%	13.9%	(13.1%	)	4.1%	—
1.2%		0.3%	0.3%	0.3%		0.1%	0.9%		—	0.2%	0.1%		0.4%	—

$21,347		$24,027	$17,513	$8,497		$12,922	$—		$—	$—	$—		$—	$—
1,134		1,066	1,002	761		627	—		—	—	—		—	—
$18.83		$22.54	$17.44	$11.07		$20.55	$—		$—	$—	$—		$—	$—
(16.5%	)	29.2%	57.5%	(46.1%	)	45.4%	—		—	—	—		—	—
1.1%		0.3%	0.2%	0.3%		0.1%	—		—	—	—		—	—

$22		$—	$—	$—		$—	$60		$—	$—	$—		$—	$26
3		—	—	—		—	6		—	—	—		—	3
$8.11		$—	$—	$—		$—	$9.67		$—	$—	$—		$—	$8.90
(18.9%	)	—	—	—		—	(3.3%	)	—	—	—		—	(11.0%	)
—		—	—	—		—	—		—	—	—		—	0.7%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2011 and 2010

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED BALANCE SHEET

	December 31,
	2011	2010
	(In millions)
ASSETS
Fixed maturities, at fair value
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $452 in 2011 and 2010)	$69,692	$64,295
Trading securities	147	96
Equity securities, at fair value
Available-for-sale	177	23
Trading securities	2	3
Mortgage loans, net of allowances	7,152	5,805
Policy loans	848	822
Securities purchased under agreements to resell	90	146
Investments in affiliates	1,637	1,047
Other investments	1,230	1,159

Total investments	80,975	73,396
Cash and cash equivalents	520	761
Deferred policy acquisition costs	2,873	3,429
Interest in annuity contracts	5,720	5,454
Amounts recoverable from reinsurer
Affiliated	7,345	7,095
Unaffiliated	278	255
Other assets	1,233	1,121
Separate account assets	18,955	18,759

Total assets	$117,899	$110,270

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholders’ account balances	$63,049	$60,656
Future policy benefits	9,352	6,937
Policy claims	282	231
Obligations under structured settlement agreements	5,720	5,454
Amounts payable to reinsurer
Affiliated	6,389	6,148
Unaffiliated	41	37
Other liabilities	3,182	2,688
Separate account liabilities	18,955	18,759

Total liabilities	106,970	100,910

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,628
Accumulated other comprehensive income	1,904	1,000
Retained earnings	5,072	4,707

Total stockholder’s equity	10,929	9,360

Total liabilities and stockholder’s equity	$117,899	$110,270

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF INCOME

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Revenues
Premiums	$2,427	$1,892	$1,797
Fees-universal life and annuity policies	838	731	635
Net investment income	3,597	3,567	3,265
Net investment (losses) gains
Total other-than-temporary impairments on fixed maturity securities	(122)	(172)	(397)
Total other-than-temporary impairments on fixed maturity securities recognized in accumulated other comprehensive income	14	57	241
All other net investment gains	93	124	71

Total net investment (losses) gains	(15)	9	(85)
Net revenue from reinsurance	82	218	145
Other income	55	47	41

Total revenues	6,984	6,464	5,798

Expenses
Interest credited to policyholders’ account balances	2,415	2,217	2,068
Increase in liabilities for future policy benefits	1,953	1,467	1,480
Policyholder benefits	867	674	502
Operating expenses	1,274	1,247	954

Total expenses	6,509	5,605	5,004

Income before income taxes	475	859	794
Income tax expense	110	208	260

Net income	$365	$651	$534

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2011, 2010 and 2009

(In millions)

			Accumulated Other Comprehensive Income (Loss)
	Capital Stock	Additional Paid In Capital	Net Unrealized Investment Gains (Losses)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2008	$25	$2,628	$(2,137)	$—	$3,474	$3,990
Cumulative effect of change in accounting principle, net of related offsets and income tax			(40)	(8)	48	—

Balance at January 1, 2009, as adjusted	$25	$2,628	$(2,177)	$(8)	$3,522	$3,990
Comprehensive income:
Net income					534	534
Other comprehensive income
Unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes			2,360	(64)		2,296

Total comprehensive income						2,830
Capital Contribution		1,000				1,000

Balance at December 31, 2009	$25	$3,628	$183	$(72)	$4,056	$7,820
Comprehensive income:
Net income					651	651
Other comprehensive income
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes			875	14		889

Total comprehensive income						1,540

Balance at December 31, 2010	$25	$3,628	$1,058	$(58)	$4,707	$9,360
Comprehensive income:
Net income					365	365
Other comprehensive income
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes			901	3		904

Total comprehensive income						1,269
Capital Contribution		300				300

Balance at December 31, 2011	$25	$3,928	$1,959	$(55)	$5,072	$10,929

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Cash Flows from Operating Activities:
Net income	$365	$651	$534
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	11	(8)	(26)
Net capitalization of deferred policy acquisition costs	(23)	(83)	(403)
Universal life and annuity fees	(623)	(570)	(529)
Interest credited to policyholders’ account balances	2,415	2,217	2,068
Net investment losses (gains)	15	(9)	85
Equity in earnings of limited partnerships	6	(22)	(25)
Deferred income taxes	(138)	72	53
Net revenue from intercompany reinsurance	(1)	(1)	(35)
Net change in unearned revenue liability	25	36	42
Changes in:
Other assets and other liabilities	200	(225)	34
Reinsurance (payables) recoverables	(1)	(52)	12
Policy claims	51	(6)	44
Future policy benefits	1,955	1,476	1,482

Net cash provided by operating activities	4,257	3,476	3,336

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	16,284	22,448	19,475
Maturity of available-for-sale fixed maturities	2,504	1,573	1,176
Sale of equity securities	120	40	1,526
Repayment of mortgage loans	657	996	625
Sale of other investments	3,083	3,615	460
Sale of trading securities	35	22	16
Cost of:
Available-for-sale fixed maturities acquired	(21,514)	(29,262)	(31,579)
Equity securities acquired	(282)	(11)	(369)
Mortgage loans acquired	(2,010)	(1,055)	(803)
Acquisition of other investments	(3,873)	(3,854)	(966)
Acquisition of trading securities	(86)	(73)	—
Securities purchased under agreements to resell	56	26	13
Cash collateral (paid) received on derivatives	(10)	—	13
Policy loans (net)	(27)	(18)	(57)

Net cash used in investing activities	(5,063)	(5,553)	(10,470)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	6,187	7,756	10,396
Withdrawals	(4,817)	(4,467)	(4,415)
Net transfers to the separate accounts	(806)	(567)	(29)
Decrease in loaned securities	—	—	(736)
Securities sold under agreements to repurchase (net)	(68)	(353)	499
Net (paydowns) proceeds from debt	(11)	(52)	65
Change in book and bank overdrafts	(12)	17	(22)
Cash collateral (paid) received on derivatives	(30)	14	79
Capital contribution from parent	123	—	877

Net cash provided by financing activities	566	2,348	6,714

Effect of exchange rate changes on cash and cash equivalents	(1)	3	—

Net (decrease) increase in cash and cash equivalents	(241)	274	(420)
Cash and cash equivalents, beginning of year	761	487	907

Cash and cash equivalents, end of year	$520	$761	$487

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2011, 2010 AND 2009

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s agency force with certain products also marketed through independent brokers and brokerage general agents.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled limited liability companies, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been reconciled in consolidation.

Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder’s equity as previously reported.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 17 — Statutory Financial Information for further discussion).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturity securities reported at fair value, refer to Note 15 — Fair Value Measurements. The amortized cost of fixed maturity securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Unrealized gains and losses on available-for-sale securities are reported in net unrealized investment gains (losses) in accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from fixed maturity investments classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at date of acquisition), projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturity securities are adjusted for impairments in value deemed to be other-than-temporary, and a realized loss is recognized in net investment gains (losses) in the accompanying Consolidated Statement of Income. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturity securities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in value is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration of time that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity security’s cost and its fair value is recognized in earnings only when either the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If this condition does not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in other comprehensive income or loss (“OCI”). The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

For the non-agency residential mortgage-backed security (“RMBS”) portfolio, the Company updates cash flow projections quarterly. The projections are determined for each security based upon the evaluation of prepayment, delinquency and default rates for the pool of mortgages collateralizing each security, and the projected impact on the course of future prepayments, defaults and loss in the pool of mortgages, but do not include market prices. As a result, forecasts may change from period to period and additional impairments may be recognized over time as a result of deterioration in the fundamentals of a particular security or group of securities and/or a continuation of heightened mortgage defaults for a period longer than the assumptions used in the previous forecasts. Both qualitative and quantitative factors are used in creating the Company’s non-agency RMBS cash flow models. As such, any estimate of impairments is subject to the inherent limitation on the Company’s ability to predict the aggregate course of future events. It should, therefore, be expected that actual losses may vary from any estimate and the Company may recognize additional OTTI.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 15 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains or losses in the accompanying Consolidated Statement of Income.

Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; and iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in net investment gains or losses in the accompanying Consolidated Statement of Income. The new cost basis is not adjusted for subsequent increases in estimated fair value.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on geographic locations and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued, but uncollected, interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy’s cash surrender value.

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and The Madison Capital Funding LLC (“MCF”) Loan Agreement. For further discussion refer to Note 4 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs and are not further depreciated once classified as such.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this specialized accounting practice in consolidation. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s measurement effective interest rate, at the loan’s observable market

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding debt in each related risk category to determine the general reserve on these loans.

Net investment gains or losses on sales are generally computed using the specific identification method.

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Derivative Financial Instruments

Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value, or cash flows, for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80% and 125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis in accordance with its risk management policy.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting.

The Company receives collateral on derivative transactions, which is included in other liabilities in the accompanying Consolidated Balance Sheet, to mitigate its risk of loss (refer to Note 12 — Derivative Financial Instruments and Risk Management.

Fair Value Hedges

The Company designates and accounts for the following as fair value hedges when they have met the requirements of authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) equity swaps to hedge the market price risk for common stock investments.

For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment gains and losses, together with changes in the fair value of the related hedged item. The Company’s fair value hedges primarily hedge fixed maturity securities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of the authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities and (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

For cash flow hedges in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows; changes in the derivatives’ fair value will not be included in current earnings but are reported in OCI. These changes in fair value will be included in net investment gains (losses) or net investment income of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under the authoritative guidance related to foreign currency, the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset or liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses).

The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

For cash flow hedges of forecasted transactions, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were in AOCI will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in OCI will be recognized immediately in net investment gains (losses) and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses).

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. In certain instances, the Company may elect to carry the entire contract on the balance sheet at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows refer to Note 12 — Derivative Financial Instruments and Risk Management.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE’s primary beneficiary, it is required to consolidate the VIE.

The Company is the primary beneficiary of a VIE if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structure and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties for the purpose of enhancing income on certain securities held. Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. If foreign securities are loaned and the denomination of the collateral is other than the denomination of the currency of the loaned securities, then the initial required collateral is 105% of the face value. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value, including accrued interest. It is the Company’s policy to generally take possession, or control, of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company’s designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Deferred Policy Acquisition Costs

The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated effective life of those contracts. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year’s amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

Intangible Assets

The Company holds an intangible asset with a finite life is amortized over its useful life. Intangible assets with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using discounted cash flow analysis using assumptions that a market participant would use.

All intangible assets are reported in other assets in the accompanying Consolidated Balance Sheet.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (refer to Note 6 — Policyholders’ Liabilities).

Future Policy Benefits

The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to increase in liabilities for future policy benefits in the accompanying Consolidated Income Statement. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts, which are discussed more fully in Note 6 —  Policyholders’ Liabilities.

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in other liabilities in the accompanying Consolidated Balance Sheet. Refer to Note 15 – Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (“SEC”) and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities consist primarily of net deferred tax liabilities, collateral received on securities loaned and payables to affiliates.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 6 — Policyholders’ Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 6 — Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 10 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within thirty days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement. Unrecognized tax benefits are included within other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense in the accompanying Consolidated Statement of Income.

Fair Value Measurements

For fair values of various assets and liabilities refer to Note 15 — Fair Value Measurements.

Business Risks and Uncertainties

In periods of extreme volatility and disruptions in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, limited liability corporations, preferred and common stocks and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but have been experiencing significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and its portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than they otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on almost all of its life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on its portfolio of investments supporting those products, thus generating losses.

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to us due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Risk-Based Capital, or RBC, ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB enhanced the disclosure requirements about financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statement. The guidance is effective for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

periods presented. The Company’s adoption of this guidance is expected to have an impact on the Company’s financial statement disclosures, but no impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the consolidated statement of equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in OCI or when an item of OCI must be reclassified to net income. Additionally, an entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from AOCI to net income in the statement(s) where the components of net income and the components of OCI are presented. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied retrospectively. The Company will adopt this guidance effective January 1, 2012. The Company expects this guidance to have an impact on its financial statement presentation but no impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of AOCI. The deferral is effective January 1, 2012 and as a result the Company will not be required to comply with the new reclassification presentation requirements.

In May 2011, the FASB issued updated guidance on the fair value measurements and related disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company will adopt this guidance effective January 1, 2012. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute TDRs. This guidance is intended to assist creditors in their evaluation of whether conditions exist that constitute a TDR. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company’s retroactive adoption of this guidance effective January 1, 2011 did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company does not expect the adoption of this guidance to have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third-parties or employees as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. Additionally, an entity

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption as of the beginning of a fiscal year is permitted. The guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. The Company will adopt the provisions of this guidance retrospectively effective January 1, 2012. Retrospective adoption of this guidance will result in the restatement of all years presented with a decrease in retained earnings of approximately $480 million, net of taxes, at January 1, 2010 and an increase in other comprehensive income of approximately $15 million, net of taxes, at January 1, 2010.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The disclosures were effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company elected to early adopt this guidance and provided the disclosures required by this guidance in Note 4 — Investments. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to TDRs. The deferred disclosures, which were retrospectively adopted effective January 1, 2011, did not have a material effect on the Company’s financial statement disclosures.

In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company’s adoption of this guidance, effective January 1, 2011, did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In March 2010, the FASB issued updated guidance that amends and clarifies the accounting for credit derivatives embedded in interests in securitized financial assets. This new guidance eliminates the scope exception for embedded credit derivatives (except for those that are created solely by subordination) and provides new guidance on how the evaluation of embedded credit derivatives is to be performed. This new guidance is effective for the first interim reporting period beginning after June 15, 2010. The Company’s adoption of this guidance effective January 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation of asset classes and valuation techniques and inputs. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are provided in Note 15 — Fair Value Measurements.

In June 2009, the FASB issued authoritative guidance which changes the analysis required to determine whether or not an entity is a VIE. In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

enhanced disclosures, including the effects of a company’s involvement with a VIE on its financial statements. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009.

In February 2010, the FASB issued updated guidance relative to VIEs which defers, except for disclosure requirements, the impact of this guidance for entities that (i) possess the attributes of an investment company, (ii) do not require the reporting entity to fund losses, and (iii) are not financing vehicles or entities that were formerly classified as qualified special purpose entities (“QSPE”). The Company’s adoption of this guidance effective January 1, 2010 did not result in any transition adjustment.

In June 2009, the FASB issued authoritative guidance which changes the accounting for transfers of financial assets, and is effective for transfers of financial assets occurring in interim and annual reporting periods beginning after November 15, 2009. It removes the concept of a QSPE from the guidance for transfers of financial assets and removes the exception from applying the guidance for consolidation of VIEs to QSPEs. It changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also defines “participating interest” to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. The Company’s adoption of this guidance effective January 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In August 2009, the FASB issued authoritative guidance for the fair value measurement of liabilities. This guidance includes valuation techniques which may be used for measuring fair value when a quoted price in an active market for the identical liability is not available, which includes one or more of the following valuation techniques (i) quoted prices for identical liability when traded as an asset; (ii) quoted prices for similar liabilities or similar liabilities when traded as an asset, or (iii) another valuation technique that is consistent with the fair value principles within GAAP, such as the income or market approach. It also clarifies the adjustments to market inputs that are appropriate for debt obligations that are restricted from being transferred to another obligor. This guidance is effective for the first reporting period beginning after issuance. The Company’s adoption of this guidance effective December 31, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.

In June 2009, the FASB issued authoritative guidance for, and on July 1, 2009 launched, the FASB’s Accounting Standards Codification as the source of authoritative GAAP to be applied by non-governmental entities. The Codification is not intended to change GAAP but is a new structure which takes accounting pronouncements and organizes them by accounting topic. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company’s adoption of this guidance effective for the interim reporting period ending September 30, 2009 impacts the way the Company references GAAP accounting standards in the financial statements but has no impact on the consolidated financial statements.

In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. The Company’s adoption of this guidance, effective with the annual reporting period ended December 31, 2009, did not have a material effect on the Company’s consolidated financial position or results of operations. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 18 — Subsequent Events.

In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of OTTI. This guidance amends previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security’s amortized cost and its fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings (“credit loss”). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors (“non-credit loss”) is recorded as other comprehensive income (loss). When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost or amortized cost and its fair value with a corresponding charge to earnings.

Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security’s amortized cost basis. Also, prior to the adoption of this guidance the entire difference between the fixed maturity security’s amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The Company early adopted this guidance effective January 1, 2009 which resulted in an increase of $48 million, net of related DAC, policyholder liability and tax adjustments, to retained earnings with a corresponding decrease to AOCI to reclassify the non-credit loss portion of previously recognized OTTI losses on fixed maturity securities held at January 1, 2009.

NOTE 4 — INVESTMENTS

Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities as of December 31, 2011 and 2010, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2011		2010
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$2,524	$2,564	$2,542	$2,591
Due after one year through five years	15,009	15,880	14,643	15,456
Due after five years through ten years	14,019	15,218	12,120	12,896
Due after ten years	6,032	7,057	5,501	5,806
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	15,625	17,173	15,035	15,565
Non-agency mortgage-backed securities	7,647	7,630	8,242	8,134
Non-agency asset-backed securities	4,136	4,167	3,832	3,841
Redeemable preferred securities	3	3	6	6

Total available-for-sale	$64,995	$69,692	$61,921	$64,295

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2011 and 2010, the distribution of gross unrealized gains and losses on investments in fixed maturity securities were as follows (in millions):

	2011
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses			Estimated Fair Value	OTTI in AOCI[1]
U.S. Treasury	$1,715	$120	$		*	$1,835	$—
U.S. government corporations and agencies	1,212	160			*	1,372	—
U.S. agency mortgage-backed and asset-backed securities	15,625	1,549		1		17,173	—
Foreign governments	818	92		3		907	—
U.S. corporate	25,547	2,338		76		27,809	—
Foreign corporate	8,292	559		55		8,796	—
Non-agency residential mortgage-backed securities	2,963	31		330		2,664	(140)
Non-agency commercial mortgage-backed securities	4,684	309		27		4,966	—
Non-agency asset-backed securities[2]	4,136	73		42		4,167	(8)
Redeemable preferred securities	3	—		—		3	—

Total available-for-sale	$64,995	$5,231		$534		$69,692	$(148)

*	Amounts less than $1 million

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $9 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date for the year ended December 31, 2011.

[2]	Includes auto loans, credit cards, education loans and other asset types.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value	OTTI in AOCI[1]
U.S. Treasury	$1,285	$18	$15	$1,288	$—
U.S. government corporations and agencies	1,052	34	8	1,078	—
U.S. agency mortgage-backed and asset-backed securities	15,035	617	87	15,565
Foreign governments	750	80	1	829	—
U.S. corporate	24,839	1,566	123	26,282	—
Foreign corporate	6,880	437	45	7,272	—
Non-agency residential mortgage-backed securities	3,364	31	413	2,982	(146)
Non-agency commercial mortgage-backed securities	4,878	300	26	5,152	—
Non-agency asset-backed securities[2]	3,832	73	64	3,841	(12)
Redeemable preferred securities	6	—	—	6	—

Total available-for-sale	$61,921	$3,156	$782	$64,295	$(158)

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $7 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date for the year ended December 31, 2010.

[2]	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2011 and 2010, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $209 million and $280 million, respectively.

The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Investments in fixed maturity securities that have been non-income producing for the last twelve months totaled $8 million and $1 million at December 31, 2011 and 2010, respectively. These investments have been deemed other-than-temporarily impaired.

Equity Securities

At December 31, 2011 and 2010, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
2011	$171	$16	$10	$177
2010	$13	$11	$1	$23

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2011 and 2010, contractual commitments to extend credit under mortgage loan agreements amounted to $164 million and $125 million, respectively, at fixed and floating interest rates ranging from 3.75% to 6.14% in 2011, and from 2.08% to 6.22% in 2010. These commitments are diversified by property type and geographic region.

At December 31, 2011 and 2010, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Office buildings	$2,398	33.5%	$1,853	31.9%
Apartment buildings	1,687	23.6%	938	16.2%
Retail facilities	1,509	21.1%	1,217	21.0%
Industrial	1,144	16.0%	1,185	20.4%
Residential	372	5.2%	563	9.7%
Other	42	0.6%	49	0.8%

Total	$7,152	100.0%	$5,805	100.0%

Geographic Region:
South Atlantic	$2,022	28.3%	$1,516	26.1%
Central	1,662	23.2%	1,499	25.8%
Middle Atlantic	1,570	22.0%	1,154	19.9%
Pacific	1,567	21.9%	1,381	23.8%
New England	331	4.6%	255	4.4%

Total	$7,152	100.0%	$5,805	100.0%

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. An analysis of the aging of the principal balances, excluding the allowance for credit losses, that are past due is presented below. It includes a breakdown of the mortgage loans that are ninety days past due and either are (1) still accruing interest or (2) on non-accrual status (in millions):

	2011
	30-59 Days	60-89 Days	90 Days and Over	Total Past Due	Current	Total Mortgage Loans	Recorded Mortgage Loans > 90 Days Accruing	Non-Accrual Mortgage Loans > 90 Days
Property Type:
Office buildings	$—	$—	$—	$—	$2,410	$2,410	$—	$—
Apartment buildings	—	—	—	—	1,696	1,696	—	—
Retail facilities	—	—	—	—	1,516	1,516	—	—
Industrial	—	—	—	—	1,152	1,152	—	—
Residential	—	—	9	9	370	379	—	9
Other	—	—	—	—	43	43	—	—

Total	$—	$—	$9	$9	$7,187	$7,196	$—	$9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	30-59 Days	60-89 Days	90 Days and Over	Total Past Due	Current	Total Mortgage Loans	Recorded Mortgage Loans > 90 Days Accruing	Non-Accrual Mortgage Loans > 90 Days
Property Type:
Office buildings	$—	$—	$—	$—	$1,865	$1,865	$—	$—
Apartment buildings	—	—	—	—	947	947	—	—
Retail facilities	—	—	—	—	1,225	1,225	—	—
Industrial	—	—	—	—	1,193	1,193	—	—
Residential	—	—	9	9	562	571	—	9
Other	—	—	—	—	50	50	—	—

Total	$—	$—	$9	$9	$5,842	$5,851	$—	$9

As discussed in Note 2 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the years ended December 31, 2011 and 2010 are summarized below (in millions):

	2011			2010
Allowance for credit losses:	Residential	Commercial	Total	Residential	Commercial	Total
Beginning balance	$8	$38	$46	$10	$44	$54
Provision for credit losses	—	1	1	(1)	8	7
Direct write-downs	(1)	(2)	(3)	(1)	(14)	(15)

Ending balance	$7	$37	$44	$8	$38	$46

Individually evaluated for impairment (specific)	$3	$6	$9	$3	$4	$7
Collectively evaluated for impairment (general)	$4	$31	$35	$5	$34	$39
Ending balance (recorded investment, net of allowance for credit losses):
Individually evaluated for impairment (specific)	$6	$27	$33	$8	$31	$39
Collectively evaluated for impairment (general)	$366	$6,753	$7,119	$555	$5,211	$5,766

For the year ended December 31, 2009, the provision for credit losses was $43 million and direct write-downs were $2 million.

The Company closely monitors mortgage loans with the potential for impairment by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. For residential mortgage loans, loans that are sixty or more days delinquent are monitored for potential impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2011 and 2010, LTVs on the Company’s mortgage loans, net of allowance for credit losses, are as follows (in millions):

	2011
	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Residential	Other	Total
above 95%	$4	$18	$—	$12	$2	$—	$36
91% to 95%	—	24	—	49	2	—	75
81% to 90%	198	61	71	239	7	21	597
71% to 80%	314	415	262	201	30	—	1,222
below 70%	1,882	1,169	1,176	643	331	21	5,222

Total	$2,398	$1,687	$1,509	$1,144	$372	$42	$7,152

	2010
	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Residential	Other	Total
above 95%	$25	$34	$—	$11	$4	$—	$74
91% to 95%	49	78	21	18	2	—	168
81% to 90%	274	109	89	352	7	28	859
71% to 80%	198	252	154	129	41	—	774
below 70%	1,307	465	953	675	509	21	3,930

Total	$1,853	$938	$1,217	$1,185	$563	$49	$5,805

Additional information on impaired mortgage loans is provided below (in millions):

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Office buildings	$4	$5	$1	$5	$		*
Apartment building	11	12	1	13		1
Residential	6	9	3	6			*
Industrial	12	16	4	13		1

Total	$33	$42	$9	$37		$2

Commercial	$27	$33	$6	$31		$2

Residential	$6	$9	$3	$6	$		*

*	Amounts less than $1 million

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Office buildings	$6	$7	$1	$36	$		*
Apartment building	15	17	2	15		1
Residential	8	11	3	8			*
Industrial	10	11	1	11		1

Total	$39	$46	$7	$70		$2

Commercial	$31	$35	$4	$62		$2

Residential	$8	$11	$3	$8	$		*

*	Amounts less than $1 million

At December 31, 2011 and 2010, the Company did not have any impaired loans without a related allowance.

The Company did not have any loan modifications in 2011 and 2010.

Investments in Affiliates

	2011	2010
New York Life Short Term Fund	$712	$509
Madison Capital Funding LLC Loan Agreement	925	533
Other	—	5

Total investments in affiliates	$1,637	$1,047

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYL Investments”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The MCF Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 14 — Related Party Transactions for further discussion.

Other is related to promissory notes from MCF. Refer to Note 14 — Related Party Transactions for further discussion.

Other Investments

The components of other investments as of December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Limited partnerships/Limited liability companies	$563	$526
Derivatives	182	210
Senior secured commercial loans	318	273
Short-term investments	91	79
Other invested assets	76	71

Total other investments	$1,230	$1,159

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $331 million and $291 million at December 31, 2011 and 2010, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve (refer to Note 2 — Significant Accounting Policies for further details). The loss reserve was $13 million and $18 million for the years ended December 31, 2011 and 2010, respectively.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $185 million and $225 million at December 31, 2011 and 2010, respectively.

Included in other invested assets is land and real estate held for sale of approximately $15 million and $13 million as of December 31, 2011 and 2010, respectively. There was no accumulated depreciation on real estate for the years ended December 31, 2011 or 2010. There was no depreciation expense for the year ended December 31, 2011. Depreciation expense was less than $1 million for the year ended December 31, 2010, and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income. There was no depreciation expense for the year ended December 31, 2009.

VIEs

Consolidated VIE

At December 31, 2011 and 2010, the Company included assets of $45 million in the accompanying Consolidated Balance Sheet, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the deal documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to Energy Savings Performance Contracts and issuing certificates representing the right to those receivables. The following table reflects the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE as of December 31, 2011 and 2010 (in millions). The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

	2011	2010
Cash	$4	$4
Other investments*	41	41

Total assets	$45	$45

Other liabilities	5	5

Total liabilities	$5	$5

*	Included in Limited partnerships/Limited liability companies

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Unconsolidated VIEs

In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the sponsor. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs economic performance. The Company classifies these investments on its accompanying Consolidated Balance Sheet as fixed maturity securities, available-for-sale and trading and its maximum exposure to loss associated with these investments was $29,117 million and $27,635 million as of December 31, 2011 and 2010, respectively.

In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on its accompanying Consolidated Balance Sheet as “other investments” and its maximum exposure to loss associated with these entities was $563 million and $526 million as of December 31, 2011 and 2010, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 4 — Investments.

Restricted Assets and Special Deposits

Assets of $4 million and $5 million at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturity securities in the accompanying Consolidated Balance Sheet.

Refer to Note 13 — Commitments and Contingencies for additional discussions on assets pledged as collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 5 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Fixed maturity securities	$3,184	$3,171	$2,869
Equity securities	8	1	18
Mortgage loans	368	352	338
Policy loans	59	56	54
Other investments	65	65	45

Gross investment income	3,684	3,645	3,324
Investment expenses	(87)	(78)	(59)

Net investment income	$3,597	$3,567	$3,265

For the years ended December 31, 2011, 2010 and 2009, net investment (losses) gains were as follows (in millions):

	2011	2010	2009
Fixed maturity securities
Total OTTI losses	$(122)	$(172)	$(397)
Portion of OTTI losses recognized in OCI	14	57	241

Net OTTI losses on fixed maturity securities recognized in earnings	(108)	(115)	(156)
All other gains	249	221	33

Fixed maturity securities, net	141	106	(123)
Equity securities	(6)	5	98
Mortgage loans	(2)	(13)	(52)
Derivative instruments	(143)	(109)	6
Other	(5)	20	(14)

Net investment (losses)/gains	$(15)	$9	$(85)

The net loss on trading securities (both fixed maturity and equity securities) amounted to $2 million for the year ended December 31, 2011. The net gain on trading securities (both fixed maturity and equity securities) amounted to $5 million and $6 million for the years ended December 31, 2010 and 2009, respectively.

Realized gains on sales of available-for-sale fixed maturity securities were $270 million for each of the years ended December 31, 2011 and 2010, and $218 million for the year ended December 31, 2009. Realized losses for the years ended December 31, 2011, 2010, and 2009 were $19 million, $53 million and $191 million, respectively. Realized gains on sales of available-for-sale equity securities were $7 million, $5 million and $173 million for the years ended December 31, 2011, 2010 and 2009, respectively, and realized losses were $11 million, less than $1 million and $71 million, respectively.

Losses from OTTI on equity securities (included in net investment gains (losses) on equity securities above) were $2 million, less than $1 million and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present the Company’s gross unrealized losses and fair values for fixed maturity and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 (in millions):

	2011
	Less Than 12 Months				Greater Than 12 Months			Total
	Fair Value	Unrealized Losses			Fair Value	Unrealized Losses		Fair Value	Unrealized Losses
Fixed maturity securities
U.S. Treasury	$1	$		*	$—	$—		$1	$		*
U.S. government corporations and agencies	23			*	5		*	28			*
U.S. agency mortgage-backed and asset-backed securities	111		—		1	1		112		1
Foreign governments	19		2		3	1		22		3
U.S. corporate	1,824		51		236	25		2,060		76
Foreign corporate	816		39		145	16		961		55
Non-agency residential mortgage-backed securities	534		17		1,434	313		1,968		330
Non-agency commercial mortgage-backed securities	217		11		85	16		302		27
Non-agency asset-backed securities	1,333		11		200	31		1,533		42

Total fixed maturity securities	4,878		131		2,109	403		6,987		534

Equity securities
Common stock	86		10		—	—		86		10

Total	$4,964		$141		$2,109	$403		$7,073		$544

*	Unrealized loss is less than $1 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Less Than 12 Months		Greater Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities
U.S. Treasury	$288	$15	$—	$—	$288	$15
U.S. government corporations and agencies	275	7	2	1	277	8
U.S. agency mortgage-backed and asset-backed securities	2,519	87	1	—	2,520	87
Foreign governments	24	1	1	—	25	1
U.S. corporate	2,561	87	508	36	3,069	123
Foreign corporate	820	35	120	10	940	45
Non-agency residential mortgage-backed securities	506	17	1,689	396	2,195	413
Non-agency commercial mortgage-backed securities	87	2	222	24	309	26
Non-agency asset-backed securities	650	6	227	58	877	64

Total fixed maturity securities	7,730	257	2,770	525	10,500	782

Equity securities
Common stock	2	1	*	*	2	1

Total	$7,732	$258	$2,770	$525	$10,502	$783

*	Unrealized loss is less than $1 million.

At December 31, 2011, the unrealized loss amount consisted of approximately 1,656 different fixed maturity securities and 70 equity securities.

At December 31, 2011, unrealized losses on investment grade fixed maturity securities were $160 million or 30% of the Company’s total fixed maturity securities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $374 million or 70% of the Company’s total fixed maturity securities unrealized losses at December 31, 2011.

The amount of gross unrealized losses for fixed maturity securities where the fair value had declined by 20% or more of amortized cost totaled $260 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $88 million for 6 months or less, $36 million for greater than 6 months through 12 months and $136 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

Corporate Bonds.    U.S. corporate securities with a fair value below 80% of the security’s amortized cost totaled $19 million or 25% of the total unrealized losses on U.S. corporate securities. Foreign corporate securities with a fair value below 80% of the security’s amortized cost totaled $7 million or 13% of the total unrealized loss

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

on foreign corporate securities. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security’s amortized cost include Banks ($9 million), Utilities ($9 million), and Finance ($4 million). These securities are evaluated in accordance with the Company’s impairment policy. Because the securities continue to meet their contractual payments and the Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery, the Company did not consider these investments to be other than temporarily impaired.

Non-Agency Mortgage-Backed Securities.    Residential mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $206 million or 62% of total unrealized losses on residential mortgage–backed securities. Commercial mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $8 million or 30% of total unrealized losses on commercial mortgage-backed securities. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. The Company also evaluates mortgage-backed securities for other- than-temporary impairments in accordance with its impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before its anticipated recovery in value; therefore, the Company did not consider these investments to be other-than-temporarily impaired.

Non-Agency Asset-Backed Securities.    Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with the Company’s impairment policy. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $20 million or 48% of the total unrealized losses for asset-backed securities. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before recovery, therefore the Company did not consider these investments to be other than temporarily impaired.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The components of net unrealized investment gains (losses) reported in AOCI at December 31, 2011, 2010 and 2009 are as follows (in millions):

	2011	2010	2009
Fixed maturity securities, available-for-sale-all other	$4,836	$2,525	$488
Fixed maturity securities on which an OTTI loss has been recognized	(139)	(151)	(179)

Total fixed maturity securities	4,697	2,374	309
Equity securities, available-for-sale	6	10	11
Derivatives designated as cash flow hedges	(3)	(12)	(10)
Other investments	3	1	(2)

Subtotal	4,703	2,373	308
Amounts recognized for:
Policyholders’ account balances and future policy benefits	(336)	14	4
Other assets (sales inducements)	(28)	(17)	(5)
Deferred policy acquisition costs	(1,411)	(832)	(137)
Deferred taxes	(1,024)	(538)	(59)

Net unrealized gains on investments	$1,904	$1,000	$111

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains (losses) for the years ended December 31, 2011, 2010 and 2009, are presented separately for amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on Which an OTTI Loss has been Recognized

	Net Unrealized Gains (Losses) On Investments	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
Balance, December 31, 2008	$—	$—	$—	$—	$—	$—
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(17)	4	—	—	5	(8)
Net investment gains (losses) on investments arising during the period	(238)	—	—	—	83	(155)
Reclassification adjustment for (gains) losses included in net income	253	—	—	—	(88)	165
Reclassification adjustment for OTTI losses excluded from net income[1]	(177)	—	—	—	62	(115)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	63	2	—	(23)	42
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(2)	1	(1)

Balance, December 31, 2009	$(179)	$67	$2	$(2)	$40	$(72)

Net investment gains (losses) on investments arising during the period	86	—	—	—	(30)	56
Reclassification adjustment for (gains) losses included in net income	18	—	—	—	(6)	12
Reclassification adjustment for OTTI losses excluded from net income[1]	(76)	—	—	—	27	(49)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(4)	(1)	—	1	(4)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(1)	*	(1)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Net Unrealized Gains (Losses) On Investments	Deferred Policy Acquisition Costs	Sales Inducements		Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
Balance, December 31, 2010	$(151)	$63	$1		$(3)	$32	$(58)

Net investment gains (losses) on investments arising during the period	(3)	—	—		—	1	(2)
Reclassification adjustment for (gains) losses included in net income	47	—	—		—	(16)	31
Reclassification adjustment for OTTI losses excluded from net income[1]	(32)	—	—		—	11	(21)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(7)		*	—	2	(5)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—		—	—	—

Balance, December 31, 2011	$(139)	$56	$1		$(3)	$30	$(55)

*	Amounts less than $1 million

[1]	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) On Investments[1]	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
Balance, December 31, 2008	$(4,158)	$871	$55	$(56)	$1,151	$(2,137)
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(78)	17	1	(1)	21	(40)
Net investment gains (losses) on investments arising during the period	5,257	—	—	—	(1,840)	3,417
Reclassification adjustment for (gains) losses included in net income	(711)	—	—	—	249	(462)
Reclassification adjustment for OTTI losses excluded from net income[2]	177	—	—	—	(62)	115
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(1,092)	(63)	—	404	(751)
Impact of net unrealized investment (gains) losses on future policy benefits	—			63	(22)	41

Balance, December 31, 2009	$487	$(204)	$(7)	$6	$(99)	$183

Net investment gains (losses) on investments arising during the period	2,080	—	—	—	(728)	1,352
Reclassification adjustment for (gains) losses included in net income	(119)	—	—	—	42	(77)
Reclassification adjustment for OTTI losses excluded from net income[2]	76	—	—	—	(27)	49
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(691)	(11)	—	246	(456)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	11	(4)	7

Balance, December 31, 2010	$2,524	$(895)	$(18)	$17	$(570)	$1,058

Net investment gains (losses) on investments arising during the period	2,465	—	—	—	(863)	1,602
Reclassification adjustment for (gains) losses included in net income	(179)	—	—	—	63	(116)
Reclassification adjustment for OTTI losses excluded from net income[2]	32	—	—	—	(11)	21
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(572)	(11)	—	204	(379)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(350)	123	(227)

Balance, December 31, 2011	$4,842	$(1,467)	$(29)	$(333)	$(1,054)	$1,959

[1]	Includes cash flow hedges. Refer to Note 12 – Derivative Financial Instruments and Risk Management for information on cash flow hedges.

[2]	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturity securities still held for which a portion of the loss was recognized in AOCI (in millions):

	2011	2010
Balance at beginning of year	$201	$130
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	26	50
Additional credit loss impairments recognized in the current period on securities previously impaired	51	29
Reductions
Credit loss impairments previously recognized on securities which matured, were paid down, prepaid or sold during the period	70	8

Balance at end of year	$208	$201

NOTE 6 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Deferred annuities	$38,473	$37,677
Universal life contracts	22,937	21,642
Annuities certain	513	424
Supplementary contracts without life contingencies	379	357
Unearned revenue liability	277	334
Guaranteed minimum accumulation benefit	470	222

Total policyholders’ account balances	$63,049	$60,656

Policyholders’ account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

The Guaranteed Minimum Accumulation Benefit (“GMAB”) is the fair value of embedded derivatives on deferred annuity contracts.

At December 31, 2011 and 2010, of the total policyholders’ account balances of $63,049 million and $60,656 million, respectively, the total amounts that have surrender privileges were $62,159 million and $59,814 million, respectively. The amounts redeemable in cash by policyholders at December 31, 2011 and 2010 were $59,636 million and $57,498 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the interest rate assumptions generally utilized in calculating policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2011:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	1.00% to 10.00%	Surrender charges 0% to 10% for up to 10 years.
Annuities certain	0.10% to 5.00%	No surrender or withdrawal charges.
Universal life contracts	2.50% to 8.00%	Various up to 19 years.
Supplementary contracts without life contingencies	1.50% to 3.50%	No surrender or withdrawal charges.

Less than 1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Life insurance:
Taiwan business — 100% coinsured	$929	$902
Other life	165	129

Total life insurance	1,094	1,031
Individual and group payout annuities	8,203	5,867
Other contract liabilities	55	39

Total future policy benefits	$9,352	$6,937

Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2011:

Product	Mortality	Interest Rate	Estimation Method
Life insurance: Taiwan business — 100% coinsured	Based upon best estimates at time of policy issuance with provision for adverse deviations (“PAD”).	3.80% to 7.50%	Net level premium reserve taking into account death benefits, lapses and maintenance expenses with PAD.
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD.	3.75% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD.

Less than 6% of future policy benefits are based on an interest rate of 6% and greater.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guaranteed Minimum Benefits

At December 31, 2011 and 2010, the Company had variable contracts with guarantees. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date.

Variable Annuity Contracts — GMDB and GMAB

The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following table provides the account value, net amount at risk and average attained age of contract holders at December 31, 2011 and 2010 for GMDB and GMAB ($ in millions):

	2011
	Return of Net Deposits		Ratchet
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	In the Event of Death (GMDB)
Account value	$7,195	$3,559	$10,920
Net amount at risk	$117	$147	$736
Average attained age of contract holders	58	57	62

	2010
	Return of Net Deposits		Ratchet
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	In the Event of Death (GMDB)
Account value	$5,737	$3,103	$12,165
Net amount at risk	$67	$62	$519
Average attained age of contract holders	57	56	61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits for GMDB and policyholders’ account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

	GMDB	GMAB	Totals
Balance at January 1, 2009	$65	$316	$381
Incurred guarantee benefits	1	(81)	(80)
Paid guarantee benefits	(22)	—	(22)

Balance at December 31, 2009	44	235	279
Incurred guarantee benefits	5	(12)	(7)
Paid guarantee benefits	(11)	(1)	(12)

Balance at December 31, 2010	38	222	260
Incurred guarantee benefits	17	248	265
Paid guarantee benefits	(7)	—	(7)

Balance at December 31, 2011	$48	$470	$518

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through interest credited to policyholders’ account balances in the accompanying Consolidated Statement of Income (refer to Note 15 — Fair Value Measurements).

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2011 and 2010:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 5.12% to 7.08% for 2011 and 5.42% to 6.73% for 2010.

•	Volatility assumption ranged from 13.14% to 14.67% for 2011 and was 13.47% to 15.45% for 2010.

•	Mortality was assumed to be 91.00% of the A2000 table for 2011 and 2010.

•	Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 6.04% for 2011, and 0.50% to 30.00%, with an average of 6.30% for 2010.

•	Discount rates ranged from 6.53% to 7.31% for 2011 and 6.69% to 7.25% for 2010.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the aggregate fair value of assets at December 31, 2011 and 2010, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

	2011		2010
	GMDB	GMAB	GMDB	GMAB
Separate account:
Equity	$7,935	$1,832	$8,523	$1,826
Fixed income	3,987	854	3,412	635
Balanced	2,610	625	2,427	463
General account	3,583	248	3,540	179

Total	$18,115	$3,559	$17,902	$3,103

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Beginning balance	$68	$45	$41
Net liability increase	33	23	4

Ending balance	$101	$68	$45

NOTE 7 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $17,666 million and $17,653 million at December 31, 2011 and 2010, respectively. The assets of the registered separate accounts represent investments in shares of the MainStay VP Series Fund, Inc. managed by NYL Investments and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,289 million and $1,106 million at December 31, 2011 and 2010, respectively. The assets in these separate accounts are comprised of MainStay VP Series Fund, Inc. managed by NYL Investments, other non- proprietary funds and limited partnerships.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Refer to Note 6 — Policyholders’ Liabilities, for information regarding separate accounts with contractual guarantees for GMDB and GMAB.

NOTE 8 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

The following is an analysis of DAC for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Balance at beginning of year	$3,429	$4,041	$4,667
Current year additions	543	640	715
Amortized during year	(520)	(557)	(312)

Balance at end of year before related adjustments	3,452	4,124	5,070
Adjustment for changes in unrealized net investment gains	(579)	(695)	(1,029)

Balance at end of year	$2,873	$3,429	$4,041

Sales Inducements

The following is an analysis of deferred sales inducements included in other assets in the accompanying Consolidated Balance Sheet for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Balance at beginning of year	$354	$313	$331
Current year additions	134	103	64
Amortized during year	(20)	(50)	(21)

Balance at end of year before related adjustments	468	366	374
Adjustment for changes in unrealized net investment gains	(11)	(12)	(61)

Balance at end of year	$457	$354	$313

NOTE 9 — INCOME TAXES

A summary of the components of the net total income tax expense for the years ended December 31, 2011, 2010 and 2009, included in the accompanying Consolidated Statement of Income are as follows (in millions):

	2011	2010	2009
Current:
Federal	$243	$133	$206
State and local	4	3	1
Foreign	1	—	—

	248	136	207
Deferred:
Federal	(138)	72	53

Total income tax expense	$110	$208	$260

Pursuant to the tax allocation agreement discussed in Note 2 — Significant Accounting Policies, as of December 31, 2011 and 2010, the Company recorded a net income tax (payable) receivable (to) from New York

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Life of $(113) million and $34 million, respectively, included in other liabilities and other assets in the accompanying Consolidated Balance Sheet.

The Company’s actual income tax expense for the years ended December 31, 2011, 2010 and 2009, differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax exempt income	(3.9)%	(3.5)%	(1.1)%
Uncertain tax position	(1.1)%	(5.6)%	0.2%
Investment credits	(7.2)%	(1.7)%	(0.8)%
Other	0.4%	0.0%	(0.5)%

Effective tax rate	23.2%	24.2%	32.8%

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2011 and 2010, are as follows (in millions):

	2011	2010
Deferred tax assets:
Future policyholder benefits	$831	$623
Employee and agents benefits	63	61
Other	14	11

Gross deferred tax assets	908	695

Deferred tax liabilities:
DAC	759	928
Investments	1,517	787
Other	1	1

Gross deferred tax liabilities	2,277	1,716

Net deferred tax liability	$1,369	$1,021

The Company has no net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007 and anticipates the audit for tax years 2008 through 2010 to begin in 2012. There were no material effects on the Company’s results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2011, 2010 and 2009, are as follows (in millions):

	2011	2010	2009
Beginning of period balance	$69	$117	$117
Reductions for tax positions of prior years	(2)	—	(9)
Additions for tax positions of current year	4	1	9
Settlements with tax authorities	—	(49)	—

End of period balance	$71	$69	$117

As of December 31, 2011, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $2 million. The Company’s total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2010 and 2009, are less than $1 million and $44 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009, aggregated $2 million, $3 million and $6 million, respectively, and are included in income tax expense in the accompanying Consolidated Statement of Income. At December 31, 2011, 2010 and 2009, the Company had $7 million, $14 million and $31 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in the accompanying Consolidated Balance Sheet (included in other liabilities). The $7 million decrease from December 31, 2010 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $2 million of interest expense and a $9 million decrease resulting from IRS settlements. The $17 million decrease from December 31, 2009 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $3 million of interest expense and a $20 million decrease resulting from IRS settlements. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next twelve months.

NOTE 10 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. As of December 31, 2011, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 95% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 79% and 78% of the reinsurance ceded to non-affiliates at December 31, 2011 and 2010, respectively.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders’

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $15 million and $48 million at December 31, 2011 and 2010, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was ($33) million, $43 million and ($4) million for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2011 and 2010, $1 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. For the year ended December 31, 2009, $32 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2011, 2010 and 2009 was as follows (in millions):

	2011	2010	2009
Fees-universal life policies ceded	$254	$293	$283
Net revenue from reinsurance	$81	$216	$143
Policyholders’ benefits ceded	$136	$116	$132
Amounts recoverable from reinsurer	$6,400	$6,193	$5,909
Amounts payable to reinsurer	$6,387	$6,146	$5,905
Other liabilities (deferred gain, net of amortization)	$17	$18	$19

Effective July 1, 2002, the Company transferred the Taiwan branch’s insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation (“NYLT”), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch’s net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company’s accompanying Consolidated Statement of Income.

Accordingly, the Company recorded the following with respect to this transaction (in millions):

	2011	2010	2009
Amounts recoverable from reinsurer	$929	$902	$775
Premiums ceded	$68	$68	$68
Benefits ceded	$37	$42	$32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $14 million, $13 million and $12 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The effects of all reinsurance for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Premiums:
Direct	$2,494	$1,961	$1,865
Assumed	3	2	2
Ceded	(70)	(71)	(70)

Net premiums	$2,427	$1,892	$1,797

Fees-universal life and annuity policies ceded	$572	$572	$542
Net revenue from reinsurance	$82	$218	$145
Policyholders’ benefits ceded	$367	$410	$384
Increase in ceded liabilities for future policyholder benefits	$16	$16	$15
Amounts recoverable from reinsurer:
Affiliated	$7,345	$7,095	$6,684
Unaffiliated	$278	$255	$243
Amounts payable to reinsurer:
Affiliated	$6,389	$6,148	$5,906
Unaffiliated	$41	$37	$35
Other liabilities (deferred gain, net of amortization)	$17	$18	$19

NOTE 11 — DEBT

Debt consisted of the following at December 31, 2011 and 2010 (in millions):

	2011	2010
Recourse debt
Payable to Capital Corporation	$—	$10
Promissory note — Aeolus	4	5

Total recourse debt	4	15

Non-recourse debt
Other	5	5

Total non-recourse debt	5	5

Total debt	$9	$20

Recourse Debt

At December 31, 2011 the Company did not have an outstanding debt balance with New York Life Capital Corporation (“Capital Corporation”), an indirect wholly owned subsidiary of New York Life. At December 31, 2010, the Company had an outstanding debt balance of $10 million, with Capital Corporation. Refer to Note 14 — Related Party Transactions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part and there are no collateral requirements. The carrying amount of the note was $4 million and $5 million at December 31, 2011 and 2010, respectively.

Non-Recourse Debt

At December 31, 2011 and 2010, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $5 million in both years. Refer to Note 4 — Investments.

NOTE 12 — DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative financial instruments to manage interest rate, currency, market and credit risk. These derivative financial instruments include foreign exchange forward contracts; interest rate and equity options; interest rate, inflation, and credit default and currency swaps. The Company also uses written covered call options in order to generate income. The Company does not engage in derivative financial instrument transactions for speculative purposes. Refer to Note 2 — Significant Accounting Policies for a detailed discussion of the types of derivatives the Company enters into, the Company’s objectives and strategies for using derivative instruments and how they are accounted for.

The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreements with the associated collateral.

To further minimize risk, credit support annexes (“CSA”) typically are negotiated as part of swap documentation entered into by the Company with counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Collateral received is typically invested in short-term investments. Those agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the counterparties’ rating. In addition, certain of the Company’s contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company’s credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The Company has less than $1 million in derivative instruments with credit-risk-related contingent features that are in a net liability position with the counterparty as of December 31, 2011.

The Company is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under its contractual terms. For contracts with counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is defined as the fair value of contracts in a gain position at the reporting date, net of any collateral held under a CSA with that counterparty. Credit exposure to counterparties where a netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific counterparty, net of any collateral held under a CSA with that counterparty. As of December 31, 2011 and 2010, the Company held collateral for derivatives of $137 million and $167 million, respectively. Credit risk exposure in a net gain position, net of offsets and collateral, was $25 million and $28 million at December 31, 2011 and 2010, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates or other financial indices.

The following table presents the notional amount, number of contracts and gross fair value of derivative instruments that are qualifying and designated as hedging instruments, by type of hedge designation, and those that are not designated as hedging instruments (excluding embedded derivatives) at December 31, 2011 and 2010 (in millions, except for number of contracts). Refer to Note 15 — Fair Value Measurements for a discussion of valuation methods for derivative instruments.

		2011				2010
	Primary Risk Exposure	Volume		Fair Value [1]		Volume		Fair Value [1]
		Notional	Number of Contracts	Asset	Liability	Notional	Number of Contracts	Asset	Liability
Derivatives designated as hedging:
Cash flow hedges:
Interest rate swaps	Interest	$37	2	$12	$—	$37	2	$8	$—
Currency swaps	Currency	203	14	1	15	203	13	*	19

Total derivatives designated as hedging instruments		240	16	13	15	240	15	8	19

Derivatives not designated as hedging:
Interest rate swaps	Interest	816	53	16	14	249	37	13	9
Interest rate options	Interest	17,819	58	17	—	17,760	56	58	—
Swaptions	Interest	17,050	48	44	—	6,781	31	62	—
Corridor options	Interest	14,300	140	4	—	18,650	166	27	—
Currency swaps	Currency	134	5	4	2	72	3	1	3
Currency forwards	Currency	10	3	*	*	34	12	1	*
Equity options	Market	412	61	84	*	275	25	40	—
Futures	Interest	3	20	—	*	—	—	—	—
Credit default swaps:
Buy protection	Credit	12	3	*	—	12	3	—	*
Sell protection	Credit	1	1	—	*	1	1	—	*
Average call rate spread	Interest	—	—	—	—	17	2	—	1

Total derivatives not designated as hedging instruments		50,557	392	169	16	43,851	336	202	13

Accrued investment income		—	—	—	—	—	—	*	—

Total derivatives		$50,797	408	$182	$31	$44,091	351	$210	$32

*	Amounts are less than $1 million.

[1]

The estimated fair value of all derivatives in an asset position is reported within other investments, and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the accompanying Consolidated Balance Sheet.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Fair Value Hedges

The Company recognizes gains and losses on both the derivative instrument and the related hedged item of fair value hedges within net investment gains or losses in the accompanying Consolidated Statement of Income. The Company did not have any open fair value hedge contracts during 2011, 2010 or 2009.

For fair value hedges, all components of each derivative’s gain or loss were included in the assessment of hedge ineffectiveness. There were no instances during 2011, 2010 and 2009 in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge due to hedge ineffectiveness.

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships in the accompanying Consolidated Statement of Income and the Consolidated Statement of Stockholder’s Equity for the years ended December 31, 2011, 2010 and 2009 (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)[1]	Amount of Gain (Loss) Reclassified from AOCI into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income (Losses)
For the year ended 12/31/2011:
Interest rate contracts	$4	$—	$1
Currency contracts	4	—	(2)

Total	$8	$—	$(1)

For the year ended 12/31/2010:
Interest rate contracts	$10	$8	$1
Currency contracts	(12)	(7)	(2)

Total	$(2)	$1	$(1)

For the year ended 12/31/2009:
Interest rate contracts	$(20)	$4	$(1)
Currency contracts	(32)	—	(12)

Total	$(52)	$4	$(13)

[1]

The amount of gain (loss) recognized in OCI is reported as a change in net unrealized investment gains (losses), a component of AOCI, in the accompanying Consolidated Statement of Stockholder’s Equity.

In 2011 and 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging. In 2009, the Company discontinued cash flow hedge accounting on an interest rate swap that was hedging the forecasted interest payments on an underlying interest only strip for which a $4 million impairment loss was taken on the underlying bond. The

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company believed that it was no longer probable that all of the remaining forecasted cash flows would still occur due to credit concerns. Hedge accounting was discontinued and an offsetting gain of $4 million was reclassified from AOCI into net investment losses in the accompanying Consolidated Statement of Income for the year ended December 31, 2009. There were no deferred gains or losses remaining in OCI after the reclassification. The swap will be carried at fair value with changes recognized in net investment losses.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2011	2010	2009
Balance, beginning of year	$(12)	$(10)	$33
Gains/(losses) gains deferred in OCI on the effective portion of cash flow hedges	8	(2)	(52)
Losses (gains) reclassified to net income	1	—	9

Balance, end of year	$(3)	$(12)	$(10)

For cash flow hedges, the estimated amount of existing losses that are reported in AOCI at December 31, 2011 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

Derivatives Not Qualifying or Designated as Hedging Instruments

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the income statement classification and amount of gains and losses on derivative instruments not designated as hedging instruments for the years ended December 31, 2011, 2010 and 2009 (in millions):

	Amount of Gain (Loss) Recognized in Income on Derivative[1]
	2011	2010	2009
Interest rate swaps	$(1)	$(6)	$13
Swaptions	(101)	11	—
Interest rate caps	(45)	(55)	1
Currency swaps	6	(2)	—
Corridor options	(24)	(47)	56
Currency forwards	(1)	2	(1)
Equity options	23	(6)	(53)
Futures	*	(32)	(16)
Bond forwards	—	25	—
Credit default swaps
Buy protection	*	*	(1)
Sell protection	*	*	*

Total	$(143)	$(110)	$(1)

*	Recognized loss is less than $1 million.

[1]	The amount of (loss) gain is reported within net investment gains (losses) in the Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company enters into credit default swaps (“CDS”) both to buy loss protection from, and sell loss protection to a counterparty in the event of default of a reference obligation or a reference pool of assets. The Company also sells CDS protection on a basket of U.S. securities and indexes in order to swap the credit risk from certain foreign denominated fixed maturity securities. The duration of these contracts is two years. At December 31, 2011, 2010 and 2009, the Company had four open contracts, for CDS at a notional amount of $13 million, with a net liability of less than $1 million in 2011 and 2010, and $1 million in 2009. Realized gains of less than $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded for the years ended December 31, 2011 and 2010. For the year ended December 31, 2009, realized losses of $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded. These amounts are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million for December 31, 2011, 2010 and 2009. The market value of swaps for credit protection sold was a liability of less than $1 million for December 31, 2011, 2010 and 2009. The Company posted collateral in the amount of less than $1 million, $1 million and $2 million for December 31, 2011, 2010 and 2009 respectively, on open positions for credit protection sold.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2011 and 2010, there were no embedded derivatives that could not be separated from their host contracts.

The following table presents the fair value amounts of the Company’s embedded derivatives at December 31, 2011 and 2010 (in millions):

		Fair Value
	Balance Sheet Location	2011	2010
Embedded derivatives in asset host contracts:
Other[1]	Amounts recoverable from reinsurers	$15	$48
Embedded derivatives in liability host contracts:
GMAB[1]	Policyholders’ account balances	$470	$222

[1]	For further information on these embedded derivatives refer to Note 15 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Net revenue from reinsurance	$(33)	$43	$(4)
Interest credited to policyholders’ account balances	$248	$(25)	$(90)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Regulatory Inquiries

By letter dated May 20, 2011, the California Department of Insurance notified the Company that it is conducting a special examination of the Company’s practices regarding payment of benefits under life insurance policies and annuities, termination of annuity payments, payments to holders of retained asset accounts, use of the Social Security Administration “Death Master Index” and other matters. This examination relates to matters also being examined by state departments of revenue (or equivalent state agencies) in a number of states under their respective unclaimed property laws. Subsequent similar notices were received from the Department and the New York and Massachusetts State Attorney General’s Offices. In connection with these audits and examinations, the Company has made a number of payments to beneficiaries and identified additional policies that are in the process of settlement or are being investigated for potential settlement. As a result of these ongoing inquiries, the Company recorded a charge to net income of $9 million, net of reserves, reinsurance recoverable and taxes, for the year ended December 31, 2011.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $49 million and $39 million which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet for the years ended December 31, 2011 and 2010, respectively. The Company expects to recover $27 million and $28 million at December 31, 2011 and 2010, respectively, of premium offsets reflected in other assets on the accompanying Consolidated Balance Sheet.

In 2011, New York Life committed to contribute $20 million, of which $10 million was allocated to the Company, to a voluntary fund that will be established to provide benefits to certain Executive Life Insurance Company of New York (“ELNY”) payees who otherwise would have had their contractual benefits reduced as a result of ELNY’s liquidation.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2011 and 2010, $452 million of the Company’s fixed maturity securities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2011 and 2010, the Company recorded cash collateral received under these agreements $461 million, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2011 and 2010.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2011 and 2010, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $90 million and $146 million at an average coupon rate of 0.06% and 0.19%, respectively. At December 31, 2011 and 2010, the Company had agreements to sell and repurchase securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $114 million and $182 million at an average coupon rate of 4.22% and 3.94%, respectively.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 14 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $731 million, $723 million and $684 million for the years ended December 31, 2011, 2010 and 2009, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

In 2011, the Company received a $300 million capital contribution consisting of $123 million of cash and $177 million in the form of release of intercompany payables, from New York Life.

In 2009, the Company received a $1 billion capital contribution in the form of cash of $877 million and fixed maturity securities having a fair value of $123 million, from New York Life.

During 2009, the Company sold equity securities in the amount of $266 million to New York Life. The Company also purchased, primarily, fixed maturity and equity securities in the amount of $1,123 million from New York Life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company’s interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. Under the participation agreement for each such mortgage, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated there from, will be parri passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the year ended December 31, 2011, the Company’s share of expenses associated with the lease of the aircraft was $2 million. For the years ended December 31, 2010 and 2009, the Company’s share of expenses associated with the lease of the aircraft $1 million. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement was renewed for five years, until November 2014.

The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2011, 2010 and 2009, the total cost for these services amounted to $76 million, $69 million and $53 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

In addition, NYL Investments has an Investment Advisory Agreement with the Mainstay VP Funds Trust (the “Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYL Investments for the years ended December 31, 2011, 2010 and 2009 of $17 million, $16 million, and $13 million, respectively.

At December 31, 2011 and 2010, the Company had a net liability of $186 million and $241 million, respectively, for the above-described services, which are included in other assets and other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 4.23% to 7.81%. At December 31, 2011 and 2010, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $5,720 million and $5,454 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The interest rate used in establishing such obligations was 5.86% for 2011. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2011 and 2010, the amount of outstanding reserves on these contracts included in future policy benefits was $170 million and $173 million, respectively.

The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company’s variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $98 million, $85 million and $65 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2011, 2010 and 2009, the Company incurred an expense of $33 million, $29 million and $28 million, respectively, under this agreement. At December 31, 2011 and 2010, the Company recorded no payables to NYLIFE Securities under this agreement.

The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2011 and 2010.

The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2011, 2010 and 2009, the credit facility was not used, no interest was paid and no outstanding balance was due.

On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. At December 31, 2011 the Company had no outstanding balance due. At December 31, 2010 there was $10 million outstanding to Capital Corporation. Interest expense for 2011, 2010 and 2009 was less than $1 million.

During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. The private placement debt securities matured, and the outstanding balance payable to the Company totaling $5 million was paid to the Company on June 6, 2011. At December 31 2010, the Company recorded a receivable from MCF, included in investments in affiliates in the accompanying Consolidated Balance Sheet, of $5 million. The Company received interest payments from MCF of less than $1 million for each of the years ended December 31, 2011, 2010 and 2009.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2011 and 2010 the Company did not purchase any new loans only additional debt with existing loans. At December 31, 2011, the Company held loans with a total commitment amount of $181 million of which $151 million had been funded and $30 million remained unfunded. At December 31, 2010, the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company held loans with a total commitment amount of $308 million of which $250 million had been funded and $58 million remained unfunded. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF (as amended from time to time, the “MCF Loan Agreement”). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010. The principal amount provided to MCF cannot exceed 2.5% of the Company’s statutory cash and invested assets as of the most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2011 and 2010, the outstanding balance of loans to MCF under the MCF Loan Agreement was $925 million and $533 million, respectively. These loans are reported in investments in affiliates in the accompanying Consolidated Balance Sheet. During 2011 and 2010, the Company received interest payments from MCF totaling $40 million and $8 million, respectively, which are included in net investment income in the accompanying Consolidated Statement of Income.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Universal Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $18 million and $17 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert an individual life insurance policy and rider issued by the Company to a permanent cash value life insurance policy issued by New York Life without any additional underwriting. As compensation for this arrangement, the Company paid New York Life $1 million for the years ended December 31, 2011, 2010 and 2009.

The Company has an arrangement with NYLIFE Insurance Company of Arizona (“NYLAZ”), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $6 million, $7 million, and $6 million from NYLAZ for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2011 and 2010, the Company recorded liabilities of approximately $2,802 million and $2,823 million, respectively, which are included in policyholders’ account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees’ Beneficiary Association (VEBA) trusts formed for the benefit of New York Life’s retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2011 and 2010, policyholders’ account balances and separate account liabilities related to these policies aggregated $278 million and $285 million, respectively.

The Company has an agreement with NYLINK Insurance Agency Incorporated (“NYLINK”), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company’s products through NYLINK’s subagents. For the year ended December 31, 2011 the Company recorded commission and fee expense to NYLINK agents of $2 million. For the years ended December 31, 2010 and 2009, the Company recorded commission and fee expense to NYLINK agents of $4 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (refer to Note 10 —  Reinsurance for more details).

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (refer to Note 10 — Reinsurance for more details).

NOTE 15 — FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities and other market observable inputs. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. This category also includes the fair value of separate accounts that invest in LP’s that use net asset value (“NAV”), if the investment can be redeemed with the investee at NAV at the measurement date or in the near-term (generally within 90 days).
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs; they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 (in millions):

	2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$—	$1,835	$—	$1,835
U.S. government corporations and agencies	—	1,366	6	1,372
U.S. agency mortgage-backed and asset-backed securities	—	17,089	84	17,173
Foreign governments	—	897	10	907
U.S. corporate	—	27,599	210	27,809
Foreign corporate	—	8,668	128	8,796
Non-agency residential mortgage-backed securities	—	2,475	189	2,664
Non-agency commercial mortgage-backed securities	—	4,966	—	4,966
Non-agency asset-backed securities	—	3,659	508	4,167
Redeemable preferred securities	—	3	—	3

Total fixed maturities — available-for-sale	—	68,557	1,135	69,692

Fixed maturities — trading
Non-agency residential mortgage-backed securities	—	32	—	32
Non-agency commercial mortgage-backed securities	—	6	—	6
Non-agency asset-backed securities	—	92	17	109

Total fixed maturities — trading	—	130	17	147

Equity securities — available-for-sale
Common stock	160	—	2	162
Non-redeemable preferred stock	—	2	3	5
Mutual Funds	10	—	—	10

Total equity securities — available-for-sale	170	2	5	177

Equity securities — trading Common stock	—	—	2	2

Total equity securities — trading	—	—	2	2

Derivative assets	—	182	—	182
Securities purchased under agreements to resell	—	90	—	90
Other invested assets	—	18	—	18
Cash equivalents	6	464	—	470
Short-term investments	—	91	—	91
Amounts recoverable from reinsurers	—	—	15	15
Separate account assets[1]	18,544	261	150	18,955

Total assets accounted for at fair value on a recurring basis	$18,720	$69,795	$1,324	$89,839

Policyholders’ account balances [2]	—	—	470	470
Derivative liabilities	—	31	—	31

Total liabilities accounted for at fair value on a recurring basis	$—	$31	$470	$501

[1]

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$—	$1,288	$—	$1,288
U.S. government corporations and agencies	—	1,072	6	1,078
U.S. agency mortgage-backed and asset-backed securities		14,910	655	15,565
Foreign governments	—	818	11	829
U.S. corporate	—	26,138	144	26,282
Foreign corporate	—	7,190	82	7,272
Non-agency residential mortgage-backed securities	—	2,630	352	2,982
Non-agency commercial mortgage-backed securities	—	5,149	3	5,152
Non-agency asset-backed securities	—	3,184	657	3,841
Redeemable preferred securities	—	6	—	6

Total fixed maturities — available-for-sale	—	62,385	1,910	64,295

Fixed maturities — trading
Foreign governments	—	1	—	1
Non-agency asset-backed securities	—	76	19	95

Total fixed maturities — trading	—	77	19	96

Equity securities — available-for-sale
Common stock	15	—	3	18
Non-redeemable preferred stock	—	2	3	5

Total equity securities — available-for-sale	15	2	6	23

Equity securities — trading Common stock	—	—	3	3

Total equity securities — trading	—	—	3	3

Derivative assets	—	210	—	210
Securities purchased under agreements to resell	—	146	—	146
Cash equivalents	9	730	—	739
Short-term investments	—	79	—	79
Amounts recoverable from reinsurers	—	—	48	48
Separate account assets[1]	18,336	309	114	18,759

Total assets accounted for at fair value on a recurring basis	$18,360	$63,938	$2,100	$84,398

Policyholders’ account balances [2]	—	—	222	222
Derivative liabilities	—	32	—	32

Total liabilities accounted for at fair value on a recurring basis	$—	$32	$222	$254

[1]

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Transfers between levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically the Company has transfers between Level 1 and Level 2 for assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the twelve months ended December 31, 2011, 2010 and 2009.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2011 and 2010, the Company transferred $181 million and $270 million, respectively, of securities into Level 3 consisting of fixed maturity available-for-sale securities in 2011 and fixed maturity available-for-sale securities and separate account assets in 2010. The transfers into Level 3 related to fixed maturity available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $965 million and $630 million during the years ended December 31, 2011 and 2010, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable for fixed maturity available-for-sale securities in 2011 and fixed maturity available-for-sale and trading securities in 2010.

Net transfers into (out of) Level 3 for fixed maturity available-for-sale securities totaled ($909) million during the year ended December 31, 2009. For the year ended December 31, 2009, transfers out of Level 3 were primarily the result of observable inputs utilized within valuation methodologies and observable information from third-party pricing services or internal models in place of previous broker quotes. Partially offsetting these transfers out of Level 3 were transfers into Level 3 due to the use of unobservable inputs in valuation methodologies as well as the utilization of broker quotes for certain assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The tables below present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$6	$655	$11	$144	$82	$352
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(8)	(5)	—
Net investment income (losses)[1]	—	—	—	—	—	(1)
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	4	—	(10)	(5)	4
Purchases	—	82	—	74	4	—
Sales	—	(22)	—	(6)	(26)	—
Issuances	—	—	—	—	—	—
Settlements	—	(1)	(1)	(21)	(4)	(166)
Transfers into Level 3[2]	—	—	—	60	83	—
Transfers (out of) Level 3[2]	—	(634)	—	(23)	(1)	—

Fair value, end of year	$6	$84	$10	$210	$128	$189

	Non-Agency Commercial Mortgage- Backed Securities	Non-Agency Asset-Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$657	$1,910	$19	$19	$3
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	1	(12)	(2)	(2)	—
Net investment income (losses)[1]	—	2	1	—	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	18	11	—	—	(1)
Purchases	—	254	414	—	—	—
Sales	—	(13)	(67)	—	—	—
Issuances	—	—	—	—	—	—
Settlements	—	(145)	(338)	—	—	—
Transfers into Level 3[2]	—	38	181	—	—	—
Transfers (out of) Level 3[2]	(3)	(304)	(965)	—	—	—

Fair value, end of year	$—	$508	$1,135	$17	$17	$2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$3	$9	$48	$114	$2,100
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(1)	(1)	—	—	(15)
Net investment income (losses)[1]	—	—	—	—	—	1
Net revenue from reinsurance	—	—	—	(33)	—	(33)
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	—	(1)	—	—	10
Purchases	—	—	—	—	39	453
Sales	—	—	—	—	(3)	(70)
Issuances	—	—	—	—	—	—
Settlements	—	—	—	—	—	(338)
Transfers into Level 3[2]	—	—	—	—	—	181
Transfers (out of) Level 3[2]	—	—	—	—	—	(965)

Fair value, end of year	$3	$2	$7	$15	$150	$1,324

	2011
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$222	$222
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—
Net investment income (losses)[1]	—	—
Net revenue from reinsurance	—	—
Interest credited to policyholders’ account balances	238	238
Other comprehensive income	—	—
Purchases, sales, issuances and settlements	10	10
Transfers into Level 3[2]	—	—
Transfers (out of) Level 3[2]	—	—

Fair value, end of year	$470	$470

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$8	$240	$25	$142	$328	$535
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(2)	(13)	(1)
Net investment income (losses)[1]	—	22	—	—	—	(2)
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	1	19	—	5	(2)	3
Purchases, sales, issuances and settlements	(3)	406	11	25	(75)	(166)
Transfers into Level 3[2]	—	139	—	25	69	—
Transfers (out of) Level 3[2]	—	(171)	(25)	(51)	(225)	(17)

Fair value, end of year	$6	$655	$11	$144	$82	$352

	Non-Agency Commercial Mortgage- Backed Securities	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non-Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed- Maturities Trading
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$26	$510	$1,814	$1	$21	$22
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(5)	(21)	—	—	—
Net investment income (losses)[1]	—	2	22	—	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	4	31	61	—	—	—
Purchases, sales, issuances and settlements	(23)	251	426	(1)	—	(1)
Transfers into Level 3[2]	1	2	236	—	—	—
Transfers (out of) Level 3[2]	(5)	(134)	(628)	—	(2)	(2)

Fair value, end of year	$3	$657	$1,910	$—	$19	$19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Common Stock- Available- for-Sale	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Derivative Assets, Net	Amounts Recoverable from Reinsurers
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$4	$—	$—	$4	$1	$5
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	2	2	—	—
Net investment income (losses)[1]	—	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—	43
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	(2)	3	1	2	(1)	—
Purchases, sales, issuances and settlements	1	—	—	1	—	—
Transfers into Level 3[2]	—	—	—	—	—	—
Transfers (out of) Level 3[2]	—	—	—	—	—	—

Fair value, end of year	$3	$3	$3	$9	$—	$48

	Separate Account Assets	Total Assets	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$49	$1,895	$235	$235
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(19)	—	—
Net investment income (losses)[1]	—	22	—	—
Net revenue from reinsurance	—	43	—	—
Interest credited to policyholders’ account balances	—	—	(25)	(25)
Other comprehensive income	4	66	—	—
Purchases, sales, issuances and settlements	27	453	12	12
Transfers into Level 3[2]	34	270	—	—
Transfers (out of) Level 3[2]	—	(630)	—	—

Fair value, end of year	$114	$2,100	$222	$222

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$54	$9	$300	$328	$560
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(11)	(12)	1
Net investment income (losses)[1]	—	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	(1)	(6)	—	40	47	7
Purchases, sales, issuances and settlements	9	242	25	(39)	118	336
Transfers into (out of) Level 3[2]	(3)	(50)	(9)	(148)	(153)	(369)

Fair value, end of year	$8	$240	$25	$142	$328	$535

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Fixed Maturity- Trading Securities	Common Stock	Derivative Assets, Net
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$13	$503	$1,770	$36	$1	$4
Total gains (losses)(realized/unrealized):
Included in earnings
Net investment (losses) gains	1	2	(19)	(3)	—	—
Net investment income (losses)[1]	—	1	1	3	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	(6)	81	—	2	(3)
Purchases, sales, issuances and settlements	3	188	882	(7)	2	—
Transfers into (out of) Level 3[2]	9	(178)	(901)	(7)	(1)	—

Fair value, end of year	$26	$510	$1,814	$22	$4	$1

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Amounts Recoverable from Reinsurer	Separate Account Assets	Total Assets	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$9	$151	$1,971	$316	$316
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(2)	(24)	—	—
Net investment income (losses)[1]	—	—	4	—	—
Net revenue from reinsurance	(4)	—	(4)	—	—
Interest credited to policyholders’ account balances	—	—	—	(90)	(90)
Other comprehensive income	—	—	80	—	—
Purchases, sales, issuances and settlements	—	(100)	777	9	9
Transfers into (out of) Level 3[2]	—	—	(909)	—	—

Fair value, end of year	$5	$49	$1,895	$235	$235

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

The tables below include the unrealized gains or losses for the years ended December 31, 2011, 2010 and 2009 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010 (in millions):

	2011
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	U.s. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(7)	$—	$—	$(2)
Net investment income (losses)	—	—	—	(1)	2
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive gains/(losses)	1	(11)	(4)	4	11

Total change in unrealized gains (losses)	$1	$(18)	$(4)	$3	$11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturities- Available- for-Sale	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Amounts Recoverable from Reinsurers	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(9)	$(1)	$(1)	$—	$(10)
Net investment income (losses)	1	—	—	—	1
Net revenue from reinsurance	—	—	—	(33)	(33)
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive gains/(losses)	1	—	—	—	1

Total change in unrealized gains (losses)	$(7)	$(1)	$(1)	$(33)	$(41)

	2010
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed & Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Commercial Mortgage- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$—	$(20)	$(1)	$—
Net investment income (losses)	—	21	—	—	(1)	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	1	19	4	5	3	(1)

Total change in unrealized gains (losses)	$1	$40	$4	$(15)	$1	$(1)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non-Agency Asset- Backed Securities	Total Fixed Maturity- Available- for-Sale	Common Stock- Trading	Non- Redeemable Preferred Stock	Total Equity Securities	Amounts Recoverable from Reinsurers
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(6)	$(27)	$2	$—	$2	$—
Net investment income (losses)	1	21	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—	43
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	24	55	—	3	3	—

Total change in unrealized gains (losses)	$19	$49	$2	$3	$5	$43

	2010
	Separate Account Assets[1]	Total Assets	Policyholders’ Account Balances	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(25)	$—	$—
Net investment income (losses)	—	21	—	—
Net revenue from reinsurance	—	43	—	—
Interest credited to policyholders’ account balances	—	—	(16)	(16)
Other comprehensive gains/(losses)	4	62	—	—

Total change in unrealized gains (losses)	$4	$101	$(16)	$(16)

[1]

The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage and Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities	Asset- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$—	$—	$—	$—
Net investment income (losses)	—	—	—	—	—	1
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	(1)	(6)	19	47	7	(18)

Total change in unrealized gains (losses)	$(1)	$(6)	$19	$47	$7	$(17)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturity- Available- for-Sale Securities	Fixed Maturity- Trading Securities	Common Stock	Derivative Assets	Amounts Recoverable from Reinsurers	Separate Account Assets[1]
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(4)	$—	$—	$—	$41
Net investment income (losses)	1	6	—	—	—	—
Net revenue from reinsurance	—	—	—	—	(4)	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	48	—	2	(3)	—	—

Total change in unrealized gains (losses)	$49	$2	$2	$(3)	$(4)	$41

	Total Assets	Policyholders’ Account Balances	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$37	$—	$—
Net investment income (losses)	7	—	—
Net revenue from reinsurance	(4)	—	—
Interest credited to policyholders’ account balances	—	(79)	(79)
Other comprehensive gains/(losses)	47	—	—

Total change in unrealized gains (losses)	$87	$(79)	$(79)

[1]

The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Determination of Fair Values

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third-party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly securities are priced using an internal pricing model. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service, the frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing vendor regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data.

For Level 1 investments, valuations are generally based on observable inputs that reflect quoted prices for identical assets in active markets.

The fair value for Level 2 and Level 3 valuations are generally based on a combination of the market and income approach. The market approach generally utilizes market transaction data for the same or similar instruments, while the income approach involves determining fair values from discounted cash flow methodologies.

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Level 1 measurements

Equity securities and cash equivalents

These securities are comprised of certain exchange traded U.S. and foreign common stock and mutual funds, including money market funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate account assets

These assets are comprised of actively traded open-ended mutual funds with a daily NAV and equity securities. The NAV can be observed by redemption and subscription transactions between third-parties, or may be obtained from fund managers. Equity securities are generally traded on an exchange.

Level 2 measurements

Fixed maturity available-for-sale and trading securities

The fair value of fixed maturity securities is obtained from third-party pricing services and internal pricing models. Vendors generally use a discounted cash flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable prices.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. Where the vendor updates the price to be consistent with the market observations, the security remains a Level 2.

Private placement securities are primarily priced by internally developed discounted cash flow models. These models use observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for the private placement based upon internal analysis. The liquidity premium is based upon observable transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg.

While the Company generally considers the public bond spreads, which are based on vendor prices, to be observable inputs, an evaluation is made of the similarities of private placements with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

For certain private placements, which are below investment grade and not part of the Bloomberg data, the adjustments for maturity rating and liquidity are calculated by the analyst. If the impact of the liquidity adjustment is not significant to the overall value of the security, it is classified as Level 2.

Equity securities

These securities are valued using the market approach in which market quotes are available but are not considered actively traded. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value.

Derivative assets and liabilities

The fair value of these derivative instruments is generally derived through valuation models, which utilize observable market data. The market factors which have the most significant impact on the fair value of these instruments are U.S. swap rates and the exchange value of the U.S. dollar.

Over-the-counter (“OTC”) derivatives are privately negotiated financial contracts. OTC derivatives are valued using models based on actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, market prices, yield curves, credit curves, and for options such as caps, floors and swaptions, measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified.

Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities. OTC derivative contracts are executed under master netting agreements with

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Short- term investments

For certain short-term investments, amortized cost is used as the best estimate of fair value.

Cash equivalents

These include treasury bills, commercial paper and other highly liquid instruments. These instruments are generally not traded in active markets, however their fair value is based on observable inputs. The prices are either from a pricing vendor or amortized cost is used as the best estimate of fair value.

Separate account assets

These are investments primarily related to investments in LP’s that use NAV and the investment can be redeemed with the investee at NAV at the measurement date or in the near-term (generally within 90 days).

Level 3 measurements

Fixed maturity available-for-sale and trading securities

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2, however, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs.

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. For securities which go through this formal price challenge process, if the vendor does not update the price, a non-binding broker quote, another vendor price or current methodology is used to support the fair value instead. The Company also uses non-binding broker quotes to fair value certain bonds, when the Company is unable to obtain prices from third-party vendors.

Private placement securities where adjustments for liquidity are considered significant to the overall price are classified as Level 3.

Equity securities

These securities include equity investments with privately held entities, including a government organization, where the prices are derived from internal valuations or the Company’s private placement models since the securities are not actively traded in an active market.

Separate account assets

Separate account assets are primarily related to limited partnership investments that are restricted with respect to transfer or withdrawals. The limited partnerships are valued based on the latest NAV received, if applicable, or an estimate of fair value provided by the investment manager.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been reflected within Level 3 in the fair value hierarchy.

Non-recurring fair value measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2011 and 2010 (in millions):

	2011
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$42	$33	$(9)

	2010
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$46	$39	$(7)

The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collaterally dependent on the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Fair value of other financial instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 4, 11 and 13 of Notes to the Consolidated Financial Statements at December 31, 2011 and 2010 are presented below (in millions):

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets
Mortgage loans	$7,152	$7,637	$5,805	$6,143
Senior secured commercial loans	$318	$344	$273	$295
Other invested assets	$43	$43	$38	$38
Liabilities
Policyholders’ account balances — investment contracts	$37,631	$35,780	$34,916	$35,218
Debt	$9	$9	$20	$20
Collateral received on securities lending, repurchase agreements and derivative transactions	$598	$598	$628	$628

Mortgage loans

Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans.

Other invested assets

Primarily represent bills of exchange, which are fair valued by discounting the estimated cash flows for each tranche at the prevailing interest rates on the valuation date.

Policyholders’ account balances — investment contracts

This includes supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values were based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Debt

The carrying amount of the Company’s non-recourse debt and other debt approximates fair value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of these liabilities approximates fair value since these borrowings are generally short-term in nature.

NOTE 16 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes (paid) received were ($102) million, ($356) million and $63 million during 2011, 2010 and 2009, respectively.

Total interest paid was $16 million during 2011 and $10 million during 2010 and 2009.

Non-cash transactions

There was a non-cash capital contribution transaction of $177 million in the form of the release of intercompany payables for the year ended December 31, 2011 from New York Life. There was a non-cash capital contribution transaction of $123 million in fixed maturity securities for the year ended December 31, 2009 from New York Life.

Other non-cash investing transactions were $7 million for the year ended December 31, 2011, primarily related to transfers between mortgage loans, real estate and other invested assets. Other non-cash investing transactions were $134 million for the year ended December 31, 2010, primarily related to transfers between other invested assets, fixed maturity securities and mortgage loans. Other non-cash investing transactions were $6 million for the year ended December 31, 2009 which was related to transfers between mortgage loans and real estate.

NOTE 17 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory surplus at December 31, 2011 and 2010 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

	2011	2010
Statutory Surplus, Delaware Basis	$5,794	$5,424
State prescribed or permitted practices:
Presenting Guaranteed and Variable Universal Life Separate Accounts at book value	314	124

Statutory Surplus, NAIC SAP	$6,108	$5,548

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Statutory net income for the years ended December 31, 2011, 2010 and 2009 was $294 million, $562 million and $225 million, respectively.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2011 or 2010. As of December 31, 2011, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,641 million. The maximum amount of dividends that may be paid in 2012 without prior approval is $577 million.

NOTE 18 — SUBSEQUENT EVENTS

As of March 15, 2012, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder’s equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”) at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As disclosed in Note 14 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

As described in Note 3 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investments in 2009.

PricewaterhouseCoopers LLP

New York, New York

March 15, 2012

(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 26. EXHIBITS

(a)	Board of Directors Resolutions

(a)(1)	Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(a)(2)	Resolution of the Board of Directors of NYLIAC authorizing filings relating to the Policy with the Securities and Exchange Commission — Previously filed as Exhibit 1.(1)(b) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/13/98 and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a) to Post- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(c)(2)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(a) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

(d)(2)	Form of Policy for Survivorship Variable Universal Life Policies (No. 302-150) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a)(l) to Registrant’s Post-Effective Amendment No. 5 on Form S-6 (File No. 333-39157), filed 1/24/02 and incorporated herein by reference.

(d)(3)	Form of Guaranteed Minimum Death Benefit Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(b) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

(d)(4)	Form of Level First-To-Die Term Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(c) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

(d)(5)	Amended Form of Level First-to-Die Term Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(c)(2) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(d)(6)	Form of First-To-Die Monthly Deduction Waiver Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(d) to Registrant’s initial registration statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

(d)(7)	Amended Form of First-to-Die Monthly Deduction Waiver Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(d)(2) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(d)(8)	Form of Supplementary Term Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(e) to Registrant’s initial registration statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

(d)(9)	Form of Accelerated Benefits Rider for Survivorship Variable Adjustable Life Insurance — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5)(f) to Registrant’s initial registration statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

(d)(10)	Life Extension Rider — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(g) to Registrant’s Post-Effective Amendment No. 5 on Form S-6 (File No. 333-39157), filed 1/24/02 and incorporated herein by reference.

(e)	Applications.

(e)(1)	Form of Application — Previously filed as Exhibit 1.(10) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(10) to Post-Effective Amendment No. 4 to Registrant’s registration statement on Form S-6 (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and filed 7/3/96 incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(g)	Reinsurance Contracts.

(g)(1)	Specimen Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to certain NYLIAC Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/17/03 and incorporated herein by reference.

(g)(2)	Specimen Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to certain NYLIAC Variable Universal Life Policies — Amendment Number 1 thereto, and Amendment Number 2 thereto — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(2) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 NYLIAC for Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/17/03 and incorporated herein by reference.

(g)(3)	Specimen Faculative Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to certain NYLIAC Variable Universal Life Policies — Previously filed in accordance with Regulation S-T, 17 CFR 232.201(e) as Exhibit (g)(5) to Post Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) — Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed on 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(3)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(4)	Participation Agreement between Janus Aspen Series and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(5)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(6)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(8)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(9)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(h)(11)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(12)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(13)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(14)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(17)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(19)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(h)(20)	Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(21)

Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Services Agreement between New York Life Investment Management LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)	Addendum to the Participation Agreement among Calvert Variable Series, Inc. Calvert Asset Management Company, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8)	Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(9)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/16/98 between Van Eck Worldwide Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post- Effective Amendment No. 11 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account- I (File No.333-79309), filed 9/13/05 and incorporated herein by reference.

(i)(10)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(11)	Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-147707), filed on 4/14/08 and incorporated herein by reference.

(i)(12)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(13)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(14)	Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(15)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(16)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post- Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(17)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(i)(18)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(i)(19)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 — Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(20)	Form of Service Agreement, dated May 1, 2007, between Delaware Distributors, L.P. and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(j)	Other Material Contracts.

(j)(1)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(2)	Powers of Attorney for Christopher O. Blunt, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(3)	Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(4)	Powers of Attorney for Stephen P. Fisher, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(5)	Powers of Attorney for John T. Fleurant, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(6)	Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(7)	Powers of Attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(8)	Powers of Attorney for Theodore A. Mathas, Chairmen and President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(9)	Powers of Attorney for Mark W. Pfaff, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(10)	Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(11)	Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(12)	Powers of Attorney for Michael E. Sproule, Director, Executive Vice President and Chief Financial Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(13)	Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(j)(14)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(14) to Post-Effective Amendment No. 22 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 8/13/12 and incorporated herein by reference.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. — Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of Andrew Colton, Actuary — Filed herewith.

(m)	Calculation.

Sample Calculation of Illustrations — Filed herewith.

(n)	Other Opinions.

(n)	Consent of PricewaterhouseCoopers LLP — Filed herewith.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

(q)(1)	Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the survivorship variable adjustable life insurance policies — previously filed as Exhibit 8(d) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 and incorporated herein by reference.

(q)(2)	Memorandum describing NYLIAC’s Issuance, Transfer and Redemption Procedures for Policies Pursuant to Rule 6e-3(T)(b)(iii) — Previously filed in accordance with Regulation S-T, 17 CFR 232, 102(e) as Exhibit (q)(2) to Post-Effective Amendment No. 8 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/16/03 and incorporated herein by reference.

ITEM 27.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Theodore A. Mathas	Chairman and President
Christopher O. Blunt	Director, Executive Vice President
Frank M. Boccio	Director and Executive Vice President
Mark W. Pfaff	Director and Executive Vice President
Michael E. Sproule	Director, Executive Vice President and Chief Financial Officer
Christopher T. Ashe	Director and Senior Vice President
Stephen P. Fisher	Director and Senior Vice President
Solomon Goldfinger	Director, Senior Vice President and Senior Advisor
Steven D. Lash	Director and Senior Vice President
Arthur H. Seter	Director, Senior Vice President and Chief Investment Officer
Joel M. Steinberg	Director, Senior Vice President and Chief Actuary
John T. Fleurant	Director
Susan A. Thrope	Director
John Y. Kim	Executive Vice President – CEO and President of New York Life Investments
Joseph Bennett	Senior Vice President
Thomas F. English	Senior Vice President & Chief Legal Officer
Robert J. Hebron	Senior Vice President
Thomas A. Hendry	Senior Vice President and Treasurer
Anthony Malloy	Senior Vice President
Barbara J. McInerney	Senior Vice President & Chief Compliance Officer
Gary J. Miller	Senior Vice President
Michael M. Oleske	Senior Vice President and Chief Tax Counsel
Paul T. Pasteris	Senior Vice President
Susan L. Paternoster	Senior Vice President
Gideon A. Pell	Senior Vice President & Chief Risk Officer
Edward Ramos	Senior Vice President
Dan C. Roberts	Senior Vice President
Gerard A. Rocchi	Senior Vice President
Mark W. Talgo	Senior Vice President
Stephen Abramo	First Vice President
Stephen A. Bloom	First Vice President and Chief Underwriter
Craig L. DeSanto	First Vice President and Actuary
Kathleen Donnelly	First Vice President
Robert M. Gardner	First Vice President
Minas C. Joannides	First Vice President and Chief Medical Director
Scott L. Lenz	First Vice President and Associate Tax Counsel
Marijo F. Murphy	First Vice President
Michael J. Oliviero	First Vice President – Tax
Linda M. Reimer	First Vice President and Associate Legal Officer
Angelo J. Scialabba	First Vice President & Controller
Thomas J. Troeller	First Vice President and Actuary
Mitchell P. Ascione	Vice President
Judy R. Bartlett	Vice President and Associate Legal Officer
Stephanie A. Frawley	Vice President
Barbara T. Friedman	Vice President, Associate Legal Officer & Assistant Secretary
Matthew M. Grove	Vice President
Eric S. Hoffman	Vice President
Robert J. Hynes	Vice President
Michael P. Lackey	Vice President
Brian C. Loutrel	Vice President and Chief Privacy Officer
Corey B. Multer	Vice President
Nicholas Pasyanos	Vice President and Actuary
Janis C. Rubin	Vice President
Eric Sherman	Vice President and Actuary
Irwin Silber	Vice President and Actuary
William P. Tate	Vice President
Teresa A. Turner	Vice President
John Vaccaro	Vice President
Robin M. Wagner	Vice President
Scott Weinstein	Vice President
Matthew D. Wion	Vice President
Michael A. Yashnyk	Vice President
Anna Louise Bidwell	Associate Legal Officer & Secretary

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Eclipse Funds Inc.(1)	Maryland
ICAP Funds Inc.	Maryland
Eclipse Funds(1)	Massachusetts
The MainStay Funds(1)	Massachusetts
MainStay VP Series Fund, Inc.(1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.
(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.
(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom

NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
New York Life Investment Management Holdings LLC	Delaware
Institutional Capital LLC	Delaware
NYLCAP Holdings	Mauritius
Jacob Ballas Capital India PVT. Ltd.	Mauritius	23.30%
NYLIM Service Company LLC	Delaware
NYL Workforce GP LLC	Delaware
NYLCAP Manager LLC	Delaware
New York Life Capital Partners, LLC	Delaware
New York Life Capital Partners, L.P.	Delaware
New York Life Capital Partners II, LLC	Delaware
New York Life Capital Partners II, L.P.	Delaware
New York Life Capital Partners III GenPar GP, LLC	Delaware
New York Life Capital Partners III GenPar, LP	Delaware
New York Life Capital Partners III, LP	Delaware
NYLCAP III RBG Corp.	Delaware
New York Life Capital Partners III-A, LP	Delaware
NYLCAP III-A RBG Corp.	Delaware
New York Life Capital Partners IV GenPar GP, LLC	Delaware
New York Life Capital Partners IV GenPar, LP	Delaware
New York Life Capital Partners IV, LP	Delaware
New York Life Capital Partners IV-A, LP	Delaware
NYLCAP 2010 Co-Invest GenPar GP, LLC	Delaware
NYLCAP 2010 Co-Invest GenPar L.P.	Delaware
NYLCAP 2010 Co-Invest L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	Delaware
NYLIM Mezzanine GenPar GP, LLC	Delaware
NYLIM Mezzanine GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners, LP	Delaware
NYLIM Mezzanine Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners Parallel Fund, LP	Delaware
NYLIM Mezzanine Partners II GenPar, GP, LLC	Delaware
NYLIM Mezzanine Offshore Partners II, LP	Cayman Islands
NYLIM Mezzanine Partners II, GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners II, LP	Delaware
NYLIM Mezzanine II Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners II Parallel Fund, LP	Delaware
NYLIM Mezzanine II Parallel Luxco S.a.r.l.	Luxembourg
NYLCAP Canada GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund, LP	Canada
NYLCAP Canada II GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund II, L.P.	Canada
NYLCAP India Funding LLC	Delaware
NYLIM-JB Asset Management Co., LLC	Mauritius	24.66%
New York Life Investment Management India Fund II, LLC	Mauritius
New York Life Investment Management India Fund (FVCI) II, LLC	Mauritius
NYLCAP Select Manager GenPar GP, LLC	Delaware
NYLCAP Select Manager GenPar, LP	Delaware
NYLCAP Select Manager Fund, LP	Delaware
NYLCAP Select Manager Cayman Fund, LP	Cayman Islands
NYLCAP Select Manager II GenPar GP, LLC	Delaware
NYLCAP Select Manager II GenPar, L.P.	Cayman Islands
NYLCAP Select Manager Fund II, L.P.	Cayman Islands
NYLCAP India Funding III LLC	Delaware
NYLIM Jacob Ballas Asset Management Co. III, LLC	Mauritius	24.66%
NYLIM Jacob Ballas India Fund III LLC	Mauritius
NYLIM Jacob Ballas Capital India (FVCI) III LLC	Mauritius
NYLIM Jacob Ballas India (FII) III LLC	Mauritius
NYLCAP Mezzanine Partners III GenPar GP, LLC	Delaware
NYLCAP Mezzanine Offshore Partners II-S GP, Limited	Scotland
NYLCAP Mezzanine Partner III-K Fund, LP	Delaware
NYLCAP Mezzanine Offshore Partners III-S, LP	Scotland
NYLCAP Mezzanine Partners III-K GenPar, LP	Delaware
NYLCAP Mezzanine Partners III, LP	Delaware
NYLCAP Mezzanine III Luxco S.a.r.l.	Luxembourg
NYLCAP Mezzanine Partners III Parallel Fund, LP	Delaware
NYLCAP Mezzanine Offshore Partners III, L.P.	Cayman Islands
MacKay Shields LLC	Delaware
MacKay Shields Core Plus Opportunities Fund GP LLC	Delaware
MacKay Shields Core Plus/Opportunities Fund LP	Delaware
MacKay Municipal Managers Opportunities GP LLC	Delaware
MacKay Municipal Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Opportunities Fund, L.P.	Delaware
MacKay Municipal Managers Credit Opportunities GP LLC	Delaware
MacKay Municipal Credit Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Credit Opportunities Fund, L.P.	Delaware
MacKay Municipal Short Term Opportunities Fund GP LLC	Delaware
MacKay Municipal Short Term Opportunities Fund LP	Delaware
MacKay Shields High Yield Active Core Fund GP LLC	Delaware
MacKay Shields High Yield Active Core Fund LP	Delaware
MacKay Shields Credit Strategy Fund Ltd.	Cayman Islands
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	Bermuda	27.90%
MacKay Shields Core Plus Opportunities Fund Ltd.	Cayman Islands
MacKay Shields General Partner (L/S) LLC	Delaware
MacKay Shields Long/Short Fund LP	Delaware
MacKay Shields Long/Short Fund (Master) LP	Delaware
MacKay Shields Long/Short Fund (QP) LP	Delaware
MacKay Shields Long/Short Fund (Offshore) LP	Cayman Islands
MacKay Shields Credit Strategy Partners LP	Delaware
MacKay Shields Core Fixed Income Fund GP LLC	Delaware
MacKay Shields Core Fixed Income Fund LP	Delaware
NYLIFE Distributors LLC	Delaware
Private Advisors L.L.C.	Delaware	60%
New York Life Investment Management LLC	Delaware
New York Life Investment Management (U.K.) Limited	United Kingdom
NYLIM Large Cap Enhanced Index Fund p.l.c.	Ireland
NYLIM Fund II GP, LLC	Delaware
NYLIM Real Estate Mezzanine Fund II, LP	Delaware
NYLIM-TND, LLC	Delaware
NYLIM-DCM, LLC	Delaware
NYLIM-MM, LLC	Delaware
DCM-N, LLC	Delaware	80%
DCM Warehouse Series A, LLC	Delaware
DCM Warehouse Series One, LLC	Delaware
Sixteen West Savannah, LLC	Indiana
Metropolis II Construction, LLC	Delaware
CLV Holding, LLC	Indiana
Streets Las Vegas, LLC	Arizona	90%
NYLIM Re Mezzanine Fund II Investment Corporation	Delaware
Albany Hills Holding, LLC	Arkansas
Joplin Holding, LLC	Delaware
Joplin Properties LLC	Arkansas	50%
NYLIM-JP LLC	Delaware
Jefferson at Maritime Holding, L.P.	Delaware
Jefferson at Maritime GP, LLC	Delaware
Jefferson at Maritime, L.P.	Delaware
Kimball Woods LLC	Massachusetts
NYLIM-GCR Fund I LLC	Delaware	50%
NYLIM-GCR Fund I 2002, L.P.	Delaware	50%
WFHG GP, LLC	Delaware	50%
Workforce Housing Fund I-2007 LP	Delaware
New York Life Investments International Limited	Ireland
Madison Capital Funding LLC	Delaware
Faraday Holdings, LLC	Delaware	17.75%
Interior Specialists, Inc.	California
Heritage Interiors ISI, LLC	Arizona
SuperFloors ISI, LLC	Washington
Home Acres Holdings LLC	Delaware	50%
Home Acres Building Supply Co. LLC (“HASBC”)	Michigan
Kobrin Builder’s Supply Holdings, LLC (“KBSH”)	Michigan	54.95%
Kobrin Builders Supply, LLC	Florida
V-Line Logistics, LLC	Indiana
IDG Holdco, LLC	Delaware	45.24%
Identity Group Holdings Corp.	Delaware
Identity Group Holdings LLC	Delaware
Business Stationery LLC	Ohio
IDG, LLC	Delaware
SigLet, Inc.	Delaware
Redi-Tag Corporation	California
Graphics Systems, Inc.	Kansas
Scott Sign Systems, Inc.	Florida
AdMart Attractions, Inc.	New York
MCF Co-Investment GP, LLC	Delaware
MCF Co-Investment GP, LP	Delaware
Madison Capital Funding Co-Investment Fund, LP	Delaware
MCF Fund I LLC	Delaware
MCF Capital Management LLC	Delaware
OFS Capital WM, LLC	Delaware
Kirkwood Fund LLC	Delaware
Madison Square Investors LLC	Delaware
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd.	Cayman Is.
Madison Square Investors Large-Cap Enhanced Index Fund GP, LLC	Delaware
Madison Square Investors Large-Cap Enhanced Index Fund L.P.	Delaware
NYLIM Flatiron CLO 2003-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2003-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2004-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2005-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2005-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2006-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2007-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	Cayman Islands
Flatiron CLO 2011-1 Ltd.	Cayman Islands
Flatiron CLO 2012-1 Ltd.	Cayman Islands
Stratford CDO 2001-1 Ltd.	Cayman Islands
Silverado CLO 2006-II Limited	Cayman Islands
Silverado 2006-II Equity Holdings LLC, Series A	Cayman Islands
NYLIFE Insurance Company of Arizona	Arizona
New York Life Enterprises, LLC	Delaware
New York Life Insurance Taiwan Corporation	Taiwan
NYL Cayman Holdings Ltd.	Cayman Islands
New York Life Worldwide Capital, LLC	Delaware
Fianzas Monterrey, S.A.	Mexico	99.95%
Operadora FMA, S.A. de C.V.	Mexico	99.99%
NYLIFE Thailand, Inc.	Delaware
PMCC Ltd.	Thailand	100%
New York Life International India Fund (Mauritius) LLC	Mauritius	92.97%
SEAF Sichuan SME Investment Fund LLC	Delaware	39.98%
New York Life Home Equity Income Solutions LLC	Delaware
NYLI-VB Asset Management Co. (Mauritius) LLC	Mauritius	90%
New York Life International Holdings Limited	Mauritius	95%
Seguros Monterrey New York Life, S.A. de C.V.	Mexico	99.998%
Administradora de Conductos SMNYL, S.A. de C.V.	Mexico	99%
Agencias de Distribution SMNYL, S.A. de C.V.	Mexico	99%
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
Silver Spring, LLC	Delaware
Silver Spring Associates, L.P.	Pennsylvania
Biris Holdings LLC	Delaware
NYL Wind Investments LLC	Delaware
New York Life Short Term Fund	New York
29 Park Investments No. 1 Limited	Cayman Islands
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
SCP 2005-C21-002 LLC	Delaware
SCP 2005-C21-003 LLC	Delaware
SCP 2005-C21-006 LLC	Delaware
SCP 2005-C21-007 LLC	Delaware
SCP 2005-C21-008 LLC	Delaware
SCP 2005-C21-009 LLC	Delaware
SCP 2005-C21-017 LLC	Delaware
SCP 2005-C21-018 LLC	Delaware
SCP 2005-C21-021 LLC	Delaware
SCP 2005-C21-025 LLC	Delaware
SCP 2005-C21-031 LLC	Delaware
SCP 2005-C21-036 LLC	Delaware
SCP 2005-C21-041 LLC	Delaware
SCP 2005-C21-043 LLC	Delaware
SCP 2005-C21-044 LLC	Delaware
SCP 2005-C21-048 LLC	Delaware
SCP 2005-C21-061 LLC	Delaware
SCP 2005-C21-063 LLC	Delaware
SCP 2005-C21-067 LLC	Delaware
SCP 2005-C21-069 LLC	Delaware
SCP 2005-C21-070 LLC	Delaware
NYMH-Houston GP, LLC	Delaware
NYMH-Houston, L.P.	Texas
NYMH-Plano GP, LLC	Delaware
NYMH-Plano, L.P.	Texas
NYMH-Freeport GP, LLC	Delaware
NYMH-Freeport, L.P.	Texas
NYMH-Ennis GP, LLC	Delaware
NYMH-Ennis, L.P.	Texas
NYMH-San Antonio GP, LLC	Delaware
NYMH-San Antonio, L.P.	Texas
NYMH-Taylor GP, LLC	Delaware
NYMH-Taylor, L.P.	Texas
NYMH-Stephenville GP, LLC	Delaware
NYMH-Stephenville, L.P.	Texas
NYMH-Farmingdale, NY LLC	Delaware
NYMH-Attleboro MA, LLC	Delaware
NYLMDC-King of Prussia GP, LLC	Delaware
NYLMDC-King of Prussia Realty, LP	Delaware
NYLIFE Real Estate Holdings LLC	Delaware
Huntsville NYL LLC	Delaware
CC Acquisitions, LP	Delaware
NYL Midwest Apartments LLC	Delaware
REEP-IND Fridley MN LLC	Minnesota
REEP-IND Green Oaks IL LLC	Delaware
REEP-IND NJ LLC	Delaware
NJIND JV LLC	Delaware
NJIND Hook Road LLC	Delaware
NJIND Old Post Road LLC	Delaware
NJIND Brunswick Avenue LLC	Delaware
NJIND Raritan Center LLC	Delaware
NJIND Talmadge Road LLC	Delaware
NJIND Bay Avenue LLC	Delaware
NJIND Melrich Road LLC	Delaware
NJIND Carter Drive LLC	Delaware
NJIND Corbin Street LLC	Delaware
REEP-IND Kent LLC	Delaware
REEP-MF Enclave TX LLC	Delaware
REEP-MF Mira Loma II TX LLC	Delaware
REEP-MF Mount Vernon GA LLC	Delaware
REEP-MF Verde NC LLC	Delaware
REEP-MF Summitt Ridge CO LLC	Delaware
REEP-OF Centerpointe VA LLC	Delaware
REEP-OFC 575 Lex NY LLC	Delaware
REEP-OFC Westory DC LLC	Delaware
REEP-RTL SASI GA LLC	Delaware
PTC Acquisitions, LLC	Delaware
Martingale Road LLC	Delaware	71.4693%
North Andrews Avenue LLC	Delaware
New York Life Funding	Cayman Islands
New York Life Global Funding	Delaware
Government Energy Savings Trust 2003-A (GEST)	New York
UFI-NOR Federal Receivables Trust, Series 2009B	New York
NYLARC Holding Company Inc.	Arizona
New York Life Agents Reinsurance Company	Arizona

ITEM 29.	INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141 (f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the Bylaws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 — LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS — No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the directors duty of loyalty of the Corporation or its stockholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS — Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys’ fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person’s heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

(i) DIRECTORS AND OFFICERS — Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, upon a determination that such indemnification is proper in the circumstances.

(ii) EMPLOYEES AND AGENTS — Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation’s legal counsel and a determination by (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, that such indemnification is proper in the circumstances.

ITEM 30.	PRINCIPAL UNDERWRITERS

(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

Eclipse Funds

MainStay Funds

MainStay VP Series Fund

McMorgan Funds

NYLIM Institutional Funds

(b) Management.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Drew E. Lawton	Chairman and Chief Executive Officer
Stephen P. Fisher	President and Chief Operating Officer
Christopher Ashe	Senior Vice President and Chief Operating Officer
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
David J. Castellani	Senior Managing Director, Retirement Plan Services
Barbara McInerney	Senior Managing Director, Compliance
Michael J. Oliviero	First Vice President, Tax
Daniel A. Andriola	Managing Director and Controller
Joseph J. Henehan	Managing Director, Retirement Plan Services
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Mark. S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, Life Distribution, Retirement Income Security
Robin Wagner	Managing Director and Chief Compliance Officer
Mary Ann Aull	Director – Financial Operations and Treasurer
ChristineM. Dempsey	Director
Linda M. Howard	Director, Compliance and Anti-Money Laundering Officer
Paula Taylor	Director, Retirement Plan Services
Brian Wickwire	Director
Marta Hansen	Vice President
Rafaela Herrera	Vice President, Compliance

(c) Compensation from the Registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life — Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32.	MANAGEMENT SERVICES.

Not applicable.

ITEM 33.	FEE REPRESENTATION.

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Survivorship Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 13th day of August, 2012.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ Irwin Silber
Irwin Silber
Vice President and Actuary

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Irwin Silber
Irwin Silber
Vice President and Actuary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
Stephen P. Fisher*	Director
John T. Fleurant*	Director
Solomon Goldfinger*	Director
Steven D. Lash*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Angelo J. Scialabba*	First Vice President and Controller (Principal Accounting Officer)
Arthur H. Seter*	Director
Michael E. Sproule*	Director and Chief Financial Officer
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ Irwin Silber
Irwin Silber
Attorney-in-Fact
August 13, 2012

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

(k)	Opinion and Consent of Thomas F. English, Esq.

(l)	Opinion and Consent of Andrew Colton, Actuary

(m)	Sample Calculation of Illustrations

(n)	Consent of PricewaterhouseCoopers LLP